                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-5010

                   (Investment Company Act File Number)

                           THE HUNTINGTON FUNDS

             (Exact Name of Registrant as Specified in Charter)

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010
                  (Address of Principal Executive Offices)

                              1-800-544-8347
                      (Registrant's Telephone Number)

                           Ronald J. Corn, Esq.
                       The Huntington National Bank
                           41 South High Street
                           Columbus, Ohio 43287
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                                Copies to:
                          Alyssa Albertelli, Esq.
                               Ropes & Gray
                            One Franklin Square
                            1301 K Street, N.W.
                              Suite 800 East
                           Washington, DC 20005

                Date of Fiscal Year End: December 31, 2003

         Date of Reporting Period: Six months ended June 30, 2003

Item 1.     Reports to Stockholders

[Logo of Huntington Funds]

Semi-Annual
Shareholder
Report

Money Market Funds

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

JUNE 30, 2003

TRUST SHARES
INVESTMENT A SHARES
INVESTMENT B SHARES
INTERFUND SHARES

Portfolio of Investments

Huntington Money Market Fund

June 30, 2003 (Unaudited)

Principal Amount		Value
U.S. Government Agencies -- 95.7%
Federal Farm Credit Bank -- 11.5%
$20,500,000	1.190%, 7/11/03	$20,493,224
27,190,000	1.190%, 7/14/03	27,178,352
15,000,000	0.980%, 7/16/03	14,993,875
15,000,000	1.050%, 9/8/03	14,969,813
10,000,000	1.000%, 7/2/04	10,000,000

		87,635,264

Federal Home Loan Bank -- 36.7%
21,350,000	1.150%, 7/2/03	21,349,318
15,000,000	1.150%, 7/7/03	14,997,125
18,435,000	1.090%, 7/9/03	18,430,545
9,300,000	1.170%, 7/11/03	9,297,391
15,000,000	1.230%, 7/14/03	14,993,392
10,000,000	0.870%, 7/15/03	9,996,617
28,700,000	1.160%, 7/18/03	28,684,343
30,000,000	1.070%, 7/23/03	29,980,382
15,000,000	1.170%, 7/30/03	14,985,863
20,000,000	1.070%, 8/1/03	19,981,658
15,000,000	1.110%, 8/6/03	14,982,900
25,000,000	1.110%, 8/8/03	24,970,761
11,732,000	1.170%, 10/1/03	11,696,921
15,000,000	1.180%, 10/24/03	14,943,219
10,000,000	1.250%, 6/18/04	10,000,000
10,000,000	1.020%, 7/16/04	10,000,000
10,000,000	1.150%, 7/27/04	10,000,000

		279,290,435

Federal Home Loan Mortgage Corporation -- 28.2%
15,000,000	1.180%, 7/1/03	14,999,999
8,640,000	1.160%, 7/8/03	8,638,060
15,000,000	1.060%, 7/17/03	14,992,933
10,000,000	1.180%, 8/1/03	9,989,839
10,000,000	1.050%, 8/5/03	9,989,792
11,200,000	1.170%, 8/11/03	11,185,076
15,000,000	0.960%, 8/12/03	14,983,200
15,000,000	1.230%, 8/14/03	14,977,542
15,000,000	1.140%, 8/20/03	14,976,354
10,000,000	0.960%, 8/25/03	9,985,333
5,500,000	1.070%, 8/28/03	5,490,519
10,000,000	0.900%, 8/29/03	9,985,250
10,000,000	0.970%, 9/4/03	9,982,486
U.S. Government Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$15,000,000	1.010%, 9/11/03	$14,969,700
10,000,000	0.970%, 9/25/03	9,976,828
15,000,000	1.030%, 10/30/03	14,948,071
15,000,000	1.010%, 10/31/03	14,946,625
10,000,000	1.050%, 11/21/03	9,959,881

		214,977,488

Federal National Mortgage Association -- 14.0%
10,000,000	1.140%, 7/16/03	9,995,250
15,000,000	1.150%, 7/29/03	14,986,583
10,000,000	1.110%, 7/30/03	9,991,058
15,000,000	1.170%, 7/31/03	14,985,438
12,000,000	0.950%, 8/6/03	11,986,200
15,000,000	1.110%, 8/12/03	14,980,575
15,000,000	0.980%, 9/3/03	14,973,867
15,000,000	1.070%, 10/22/03	14,950,092

		106,849,063

Student Loan Marketing Association -- 5.3%
15,000,000	0.880%, 9/18/03	15,000,000
15,000,000	0.880%, 10/16/03	15,000,000
10,000,000	0.900%, 11/20/03	10,000,000

		40,000,000

Total U.S. Government Agencies (cost $728,752,250)		728,752,250

Commercial Paper -- 2.0%
Bank Holding Companies -- 2.0%
15,000,000	International Bank for Reconstruction & Development, 0.900%, 7/1/03	15,000,000

Total Commercial Paper (cost $15,000,000)		15,000,000

Repurchase Agreement -- 5.0%
38,006,300	Morgan Stanley Dean Witter & Co., 0.860%, dated 6/30/03, due 7/1/03 (Fully collateralized by U.S. Treasury securities)	38,006,300

Total Repurchase Agreement (cost $38,006,300)		38,006,300

Total (Cost $781,758,550) (a)		$781,758,550

See Notes to Portfolio of Investments, page 35

Huntington Ohio Municipal Money Market Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Municipal Bonds -- 99.7%
Ohio -- 99.7%
$420,000	American Municipal Power, OH, Inc., Revenue, (Hubard Project), BAN, 1.450%, 12/19/03	$420,000
1,279,000	Ashland, OH, GO, 1.450%, 7/11/03	1,279,103
764,000	Ashland, OH, GO, 1.500%, 5/27/04	765,700
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$570,000	Avon, OH, GO, BAN, 1.350%, 4/15/04	$571,110
770,000	Bedford Heights, OH, GO, BAN, 1.350%, 4/15/04	771,500
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,000,000	Blue Ash, OH, GO, BAN, (Reed Hartman Highway), 1.350%, 2/5/04	$1,001,005
500,000	Butler County, OH, GO, BAN (Variable Purpose), Series E, 1.710%, 10/16/03	500,521
500,000	Butler County, OH, GO, BAN, (Fiber Optic) Series B, 1.550%, 10/16/03	500,000
1,100,000	Butler County, OH, Hospital Facilities Revenue, (Middletown Regional Hospital), (LOC-Bank One N.A.), 1.020%, 11/1/10**	1,100,000
500,000	Butler County, OH, Vocational School District, GO,(Police Instruction Project), (FGIC Ins), 1.125%, 12/1/03	499,986
145,000	Centerville, OH, City School District, GO, 2.000%, 12/1/03	145,450
1,700,000	Cincinnati & Hamilton County, OH, Port Authority,Revenue, (Kenwood Office Assoc. Project), (LOC-Fifth Third Bank), 1.000%, 9/1/25**	1,700,000
6,000,000	Cleveland, OH, Airport System Revenue, (LOC-FSA Ins), 0.900%, 1/1/31**	6,000,000
100,000	Cleveland, OH, GO, (MBIA Ins), 6.000%, 11/15/03	101,763
350,000	Cleveland, OH, Waterworks Revenue, (FGIC Ins), 0.950%, 1/1/33**	350,000
435,000	Clinton County, OH, BAN, (Fairground), 1.830%, 6/24/04	438,089
3,490,000	Columbus, OH, GO, (Westdeutsche Landesbank Ins), 0.900%, 6/1/16**	3,490,000
2,780,000	Columbus, OH, GO, (Westdeutsche Landesbank Ins), 0.900%, 12/1/17**	2,780,000
4,100,000	Columbus, OH, Sewer, Refunding Revenue, 1.000%, 6/1/11**	4,100,000
500,000	Cuyahoga County, OH, Hospital Revenue, (University Hospitals), 6.000%, 1/15/04	512,830
1,425,000	Cuyahoga Metro, OH, New Public Housing Authority Revenue, (U.S. Government Ins), 5.250%, 7/1/03	1,425,000
1,145,000	Defiance, OH, GO, BAN, 2.000%, 7/11/03	1,145,123
295,000	Delaware, OH, GO, (FGIC Ins), 1.500%, 12/1/03	295,243
3,500,000	Dublin, OH, City School District, GO, (School Facilities Construction & Improvements), 1.710%, 10/15/03	3,502,095
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,000,000	Eastlake, OH, GO, BAN, 2.000%, 6/10/04	$2,016,768
730,000	Franklin County, OH, Economic Development Revenue, (Columbus Museum of Art), (LOC-Bank One), 1.100%, 12/1/03**	730,000
1,185,000	Franklin County, OH, Economic Development Revenue, (LOC-Fifth Third Bancorp), 1.100%, 12/1/16**	1,185,000
900,000	Franklin County, OH, Hospital Revenue, (Children's Hospital Project), Series B, (Bank One Ins), 1.140%, 12/1/14**	900,000
3,905,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B, (LOC-National City Bank), 1.000%, 12/1/28**	3,905,000
750,000	Franklin County, OH, Industrial Development Revenue, (Columbus College Art Project), (LOC-Bank One), 1.100%, 10/1/11**	750,000
4,200,000	Franklin County, OH, Industrial Development Revenue,(LOC - Bank One), 1.260%, 11/1/14**	4,200,000
1,815,000	Franklin County, OH, Revenue, (Online Computer Library Center), 2.000%, 4/15/04	1,827,364
685,000	Greene County, OH, GO, BAN, 1.460%, 2/26/04	686,242
140,000	Greene County, OH, GO, Water Systems, Series I, 1.800%, 8/22/03	140,089
1,600,000	Greenfield, OH, GO, BAN, 1.630%, 10/30/03	1,601,737
160,000	Hamilton County, OH, GO, BAN, Series B, 1.510%, 6/3/04	160,379
4,000,000	Hamilton County, OH, Economic Development Revenue, (Xavier High School Project) (LOC-Fifth Third Bank), 0.980%, 4/1/28**	4,000,000
6,000,000	Hamilton County, OH, Electric Revenue, Series A, (FSA Ins), 0.980%, 10/1/23**	6,000,000
3,000,000	Hamilton County, OH, Electric Revenue, Series B, (FSA Ins), 0.980%, 10/15/25**	3,000,000
100,000	Hamilton County, OH, Health Care Facilites Revenue, (Talbert Services), (LOC-Fifth Third Bank), 1.000%, 7/1/27**	100,000
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$3,000,000	Hamilton County, OH, Health Care Facilities Revenue, (Episcopal Retirement Homes Inc.) (LOC-Fifth Third Bank), 0.900%, 1/1/22**	$3,000,000
3,500,000	Hamilton County, OH, Hospital Facilities Revenue, (Health Alliance), Series B, (MBIA Ins), 1.000%, 1/1/18**	3,500,000
4,000,000	Hamilton County, OH, Hospital Revenue, (Health Alliance), Series F, 1.000%, 1/1/18**	4,000,000
5,200,000	Hamilton County, OH, Industrial Development Revenue, 1.400%, 10/15/12**	5,200,000
2,000,000	Hamilton County, OH, Multifamily Revenue, (Affordable Housing), Series A, (LOC-Bank One), 1.040%, 1/1/30**	2,000,000
475,000	Hamilton, OH, BAN, Special Assignment, 1.850%, 10/2/03	475,357
600,000	Highland Heights, OH, 2.000%, 10/9/03	600,728
5,000,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC-National City Bank), 1.020%, 12/1/27**	5,000,000
660,000	Indian Lake, OH, School District, GO, BAN, 2.160%, 2/18/04	663,353
7,000,000	Kent State University, OH, Ohio Unversities Revenue, (General Receipts), (MBIA Ins), 1.050%, 5/1/31**	7,000,000
705,000	Lake County, OH, BAN, (Sewer Improvements), 2.000%, 5/20/04	710,052
750,000	Lebanon, OH, GO, BAN, 1.890%, 10/29/03	750,705
1,000,000	Lima, OH, GO, BAN, 1.880%, 8/8/03	1,000,184
2,000,000	Lorain County, OH, GO, Highway Improvements, 1.540%, 4/8/04	2,005,934
100,000	Lorain County, OH, Health Facilities Revenue, (Catholic Healthcare Partners), Series A, (AMBAC Ins), 4.500%, 9/1/03	100,511
2,450,000	Mahoning County, OH, Housing Revenue, (Youngstown State University), (LOC-Bank One), 0.900%, 2/1/33**	2,450,000
825,000	Mason, OH, School District, GO,BAN, 2.000%, 2/12/04	829,292
125,000	Massillon, OH, School District, GO, Various Improvements, (MBIA Ins), 2.000%, 12/1/03	125,415
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$140,000	Miamisburg, OH, GO, (MBIA Ins), 2.250%, 12/1/03	$140,569
2,400,000	Montgomery County, OH, Limited Obligation Revenue, (Society St. Vincent Depaul), 1.030%, 12/1/10**	2,400,000
3,250,000	New Albany, OH, GO, BAN, 2.220%, 9/10/03	3,252,300
550,000	Newark, OH, GO, BAN, (Deo Drive Extension & Rehabilitation), 1.550%, 1/16/04	550,740
900,000	North Ridgeville, OH, GO, BAN, 1.620%, 1/27/04	901,224
200,000	Northeast Ohio Regional Sewer Revenue, (AMBAC Ins), 6.250%, 11/15/03	203,638
800,000	Oakwood, OH, BAN, 2.000%, 12/11/03	800,523
125,000	Oakwood, OH, School District, GO, (School Facilities Construction and Improvements), (FSA Ins), 2.000%, 12/1/03	125,450
2,000,000	Ohio State Air Quality Development Authority Revenue, (Cincinnati Gas & Electric), Series B, 0.920%, 9/1/30**	2,000,000
1,650,000	Ohio State Air Quality Development Authority Revenue, (Ohio Edison Project), Series A, 0.950%, 2/1/14**	1,650,000
1,895,000	Ohio State Higher Education Facilities Common Revenue, (Various Higher Educational - Pooled Financing PG), (LOC-Fifth Third Bank), 1.100%, 9/1/24**	1,895,000
2,500,000	Ohio State Higher Education Facilities Revenue, (John Carroll University), (LOC-Allied Irish Bank PLC), 1.000%, 11/15/31**	2,500,000
3,885,000	Ohio State Higher Education Facilities Revenue, (Xavier University), (LOC-Fifth Third Bank), 1.000%, 11/1/30**	3,885,000
3,150,000	Ohio State Higher Educational Facilities Common Revenue, (John Carroll), Series B, (LOC-Allied Irish Bank PLC), 1.000%, 2/1/32**	3,150,000
1,840,000	Ohio State Highway Improvements, Series F, 5.000%, 5/1/04	1,898,862
10,000,000	Ohio State University, 1.000%, 7/8/03	10,000,000
2,000,000	Ohio State University General Receipts Revenue, (Various), 1.080%, 9/15/03	2,000,000
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,060,000	Ohio State University General Receipts Revenue, (Various), 1.000%, 12/1/27**	$2,060,000
2,400,000	Ohio State University General Receipts Revenue, (Various), 0.980%, 12/1/31**	2,400,000
650,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins), 0.950%, 12/1/26**	650,000
300,000	Ohio State University General Receipts Reveue, (Various), 1.000%, 12/1/17**	300,000
400,000	Ohio State Water Development Authority Revenue, (Various) (MBIA Ins), 0.900%, 12/1/18**	400,000
300,000	Parma Heights, OH, GO, BAN, 1.900%, 8/13/03	300,087
1,695,000	Pataskala , OH, GO, BAN, 1.500%, 2/25/04	1,697,738
750,000	Pike Delta, OH, GO, BAN, (Local School Construction), 2.070%, 12/11/03	751,555
220,000	Piqua, OH, GO, (AMBAC Ins), 2.000%, 11/15/03	220,693
425,000	Rootstown Twp., OH, GO, BAN, (Fire Station Construction), 1.800%, 10/9/03	425,252
785,000	Salem, OH, GO, BAN, 1.400%, 4/15/04	786,529
300,000	Sandusky County, OH, GO, BAN, 1.550%, 12/4/03	300,000
205,000	Sandusky, OH, City School District, GO, (FSA Ins), 4.450%, 12/1/03	207,772
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,165,000	Sandusky, OH, GO BAN, 1.900%, 12/11/03	$1,166,535
1,100,000	Seneca County, OH, Hospital Facilities Revenue, (St. Francis Home Inc. Project), (LOC-National City Bank), 1.030%, 12/15/13**	1,100,000
340,000	Seven Hills, OH, GO, BAN, 2.250%, 11/19/03	340,709
420,000	Sharonville, OH, GO, (FGIC Ins), 1.500%, 12/1/03	420,558
995,000	Sidney, OH, City School District, GO, BAN, (Energy Conservation), 2.150%, 7/17/03	995,193
325,000	St. Marys, OH, School District, GO, BAN, 2.870%, 2/4/04	327,813
6,400,000	Trumbull County, OH, Health Care Revenue, (Non Profit Corp.), (Radian Ins), 1.050%, 10/1/31**	6,400,000
1,230,000	Upper Arlington, OH, City School District, GO, 1.900%, 11/6/03	1,232,969
550,000	Wilmington, OH, GO, BAN, (Lowes Road Construction), 1.840%, 10/2/03	550,358

Total Municipal Bonds (Cost $164,395,695)		164,395,695

Cash Equivalent -- 0.1%
141,143	Merrill Lynch Institutional Tax Exempt Fund**	141,143

Total Cash Equivalent (Cost $141,143)		141,143

Total (Cost $164,536,838) (a)		$164,536,838

See Notes to Portfolio of Investments, page 35

Huntington Florida Tax-Free Money Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Municipal Bonds -- 97.4%
Florida -- 96.0%
$100,000	Broward County, FL, Housing Finance Authority Multifamily Revenue, (FNMA Ins), 0.950%, 5/15/27**	$100,000
1,355,000	Broward County, FL, Housing Finance Authority Multifamily Revenue, (FNMA Ins), 0.950%, 5/15/27**	1,355,000
2,000,000	Broward County, FL, Housing Financial Authority, (FHLMC Ins), 1.010%, 9/1/26**	2,000,000
1,000,000	Broward County, FL, Resource Recovery Revenue, 5.000%, 12/1/03	1,014,484
Municipal Bonds --(Continued)
Florida -- (Continued)
$1,000,000	Charlotte County, FL, GO, School District, (FSA Ins), 2.000%, 3/1/04	$1,005,949
25,000	Coral Springs, FL, Franchise Revenue, (AMBAC Ins), 6.000%, 9/1/11	25,451
150,000	Dade County, FL, School Board Certificate Participation, (MBIA Ins), 5.750%, 5/1/12	157,186
200,000	Dade County, FL, School Board Refunding Certificate Participation, Series C, (MBIA Ins), 3.000%, 8/1/03	200,317
Municipal Bonds -- (Continued)
Florida -- (Continued)
$750,000	Florida Housing Finance Agency Multifamily Revenue, (Freddie Mac Ins), 0.970%, 12/1/05**	$750,000
1,000,000	Florida Housing Finance Agency Multifamily Revenue, (Freddie Mac Ins), 0.970%, 8/1/06**	1,000,000
1,800,000	Florida Housing Finance Agency Multifamily Revenue, (Freddie Mac Ins), 0.970%, 2/1/08**	1,800,001
1,200,000	Florida Housing Finance Agency Revenue, (Freddie Mac Ins), 0.970%, 7/1/07**	1,200,000
130,000	Florida State Board of Education Lottery Revenue, Series B, (FGIC Ins), 5.000%, 7/1/03	130,000
100,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (FGIC Ins), 5.250%, 7/1/03	100,000
150,000	Florida State Division Board Finance Department General Services Revenue, (AMBAC Ins), 6.000%, 7/1/03	150,000
135,000	Florida State University Board Of Regents Revenue, (MBIA Ins), 7.000%, 7/1/03	135,000
500,000	Jacksonville, FL, Capital Project Revenue, (AMBAC Ins), 0.900%, 10/1/17	500,000
1,000,000	Jacksonville, FL, Capital Project Revenue, Series 2, (AMBAC Ins), 0.900%, 10/1/22**	1,000,000
400,000	Jacksonville, FL, Electric Authority Revenue, Series B, (Bank of America), 1.000%, 10/1/30**	400,000
300,000	Jacksonville, FL, Health Facilities Authority Revenue, Genesis Rehabilitation Hospital, (LOC-Bank of America), 1.000%, 5/1/21**	300,000
100,000	Lee County, FL, School Board Certificate Participation, Series B, (FSA Ins), 2.000%, 8/1/03	100,047
520,000	Melbourne, FL, Water & Sewage Refunding Revenue, (FGIC Ins), 2.750%, 10/1/03	522,158
605,000	Monroe County, FL, Infrastructure Sales Surtax Revenue, (MBIA Ins), 2.000%, 4/1/04	609,004
100,000	Orange County, FL, Expressway Authority Refunding Revenue, (FGIC Ins), 4.500%, 7/1/03	100,000
500,000	Orange County, FL, Expressway Authority Refunding Revenue, Series C-1, (FSA Ins), 0.900%, 7/1/25**	500,000
500,000	Orange County, FL, Expressway Authority Revenue, Series D, (FSA Ins), 0.900%, 7/1/32**	500,000
Municipal Bonds -- (Continued)
Florida -- (Continued)
$800,000	Orange County, FL, School Board, COP, Series B, (AMBAC Ins), 0.900%, 8/1/25**	$800,000
500,000	Orange County, FL, School District Revenue, 2.750%, 9/16/03	501,082
1,000,000	Palm Beach County, FL, Educational Facility Authority Revenue, (LOC-Bank of America), 1.050%, 12/1/31**	1,000,000
1,000,000	Palm Beach County, FL, Revenue, (AMBAC Ins), 1.000%, 3/1/27**	1,000,000
100,000	Palm Beach County, FL, Revenue, (LOC-Bank of America), 1.000%, 5/1/30**	100,000
200,000	Palm Beach County, FL, Revenue, (LOC-Northern Trust Company), 1.000%, 5/1/25**	200,000
900,000	Palm Beach County, FL, Revenue, (LOC-Northern Trust Company), 1.000%, 3/1/30**	900,000
1,000,000	Pinellas County, FL, Educational Facilities Authority Revenue, (LOC-Suntrust Bank), 0.950%, 7/1/20**	1,000,000
700,000	Pinellas County, FL, Health Facilities Authority Refunding Revenue, (AMBAC Ins), 0.950%, 12/1/15**	700,000
115,000	Santa Rosa, FL, School Board Certificate Participation, (MBIA Ins), 3.000%, 2/1/04	116,232
550,000	St. Johns County, FL, Sales Tax Revenue, (FSA Ins), 2.500%, 10/1/03	551,439
800,000	University Athlectic Association, FL, Revenue, (University of Florida Stadium Project), (LOC-Suntrust Bank), 1.150%, 2/1/20**	800,000
1,000,000	Volusia County, FL, Housing Finance Authority Multifamily Revenue, 1.030%, 11/1/15**	1,000,000
650,000	West Palm Beach, FL, Utility Systems Revenue, (FSA Ins), 2.500%, 10/1/03	651,864

		24,975,214

Massachusetts -- 1.0%
250,000	Massachusetts State, MA, Refunding, Series A, GO, 5.000%, 8/1/03	250,815

North Carolina -- 0.4%
100,000	New Hanover County, NC, Certificate Participation, (AMBAC Ins), 4.500%, 12/1/03	101,352

Total Municipal Bonds (Cost $25,327,381)		25,327,381

Cash Equivalent -- 2.3%
586,118	Merrill Lynch Institutional Tax Exempt Fund	586,118

Total Cash Equivalent (Cost $586,118)		586,118

Total (Cost $25,913,499) (a)		$25,913,499

See Notes to Portfolio of Investments, page 35

Huntington U.S. Treasury Money Market Fund

June 30, 2003 (Unaudited)

Principal Amount		Value
U.S. Treasury Bills -- 49.1%
$15,000,000	1.300%, 7/3/03	$14,999,058
15,000,000	0.800%, 7/17/03	14,994,700
15,000,000	1.200%, 7/24/03	14,988,979
10,000,000	1.200%, 8/7/03	9,988,694
20,000,000	1.200%, 9/4/03	19,961,000
15,000,000	0.900%, 9/11/03	14,976,900
15,000,000	1.200%, 9/18/03	14,961,817
15,000,000	0.900%, 10/9/03	14,963,750
20,000,000	1.100%, 10/16/03	19,938,921
10,000,000	1.100%, 10/23/03	9,964,850
15,000,000	1.100%, 11/6/03	14,944,800
15,000,000	1.000%, 12/11/03	14,937,856
15,000,000	1.000%, 12/26/03	14,931,767
20,000,000	0.780%-0.850%, 10/2/03	19,957,763
30,000,000	0.780%-1.050%, 9/25/03	29,933,708
40,000,000	0.830%-1.130%, 8/21/03	39,945,742
30,000,000	1.050%-1.070%, 8/28/03	29,948,646
35,000,000	1.100%-1.160%, 7/10/03	34,990,150

Total U.S. Treasury Bills (Cost $349,329,101)		349,329,101

Repurchase Agreements -- 51.0%
25,000,000	Banc One Capital Markets, Inc., 0.740%, dated 6/25/03, due 7/2/03 (Fully collateralized by U.S. Treasury securities)	25,000,000
50,000,000	Bear Stearns, 0.960%, dated 6/26/03, due 7/3/03 (Fully collateralized by U.S. Treasury securities)	50,000,000
Repurchase Agreements -- (Continued)
$40,000,000	Credit Suisse First Boston, 0.970%, dated 6/30/03, due 7/7/03 (Fully collateralized by U.S. Treasury securities)	$40,000,000
90,000,000	Goldman Sachs, 0.870%, dated 6/24/03, due 7/1/03 (Fully collateralized by U.S. Treasury securities)	90,000,000
50,000,000	Lehman Brothers, 0.950%, dated 6/27/03, due 7/3/03 (Fully collateralized by U.S. Government securities)	50,000,000
75,000,000	Morgan Stanley Dean Witter & Co., 0.830%, dated 6/25/03, due 7/2/03 (Fully collateralized by U.S. Treasury securities)	75,000,000
8,129,500	Morgan Stanley Dean Witter & Co., 0.860%, dated 6/30/03, due 7/1/03 (Fully collateralized by U.S. Treasury securities)	8,129,500
25,000,000	Salomon Smith Barney & Co., 0.950%, dated 6/26/03, due 7/3/03 (Fully collateralized by U.S. Treasury securities)	25,000,000

Total Repurchase Agreements (Cost $363,129,500)		363,129,500

Total (Cost $712,458,601) (a)		$712,458,601

See Notes to Portfolio of Investments, page 35

Huntington Growth Fund

June 30, 2003 (Unaudited)

Shares		Value
Common Stocks -- 98.1%
Apparel & Textiles -- 1.6%
100,000	Cintas Corp.	$3,544,000

Banks -- 8.3%
164,000	BB&T Corp.	5,625,200
120,000	Citigroup, Inc.	5,136,000
60,000	Northern Trust Corp.	2,507,400
27,000	State Street Corp.	1,063,800
96,000	Washington Mutual, Inc.	3,964,800

		18,297,200

Broadcast Services & Programming -- 1.1%
208,000	Liberty Media Corp., Class A (b)	2,404,480

Chemicals -- 2.3%
53,000	Du Pont (E.I.) de Nemours & Co.	2,206,920
112,000	Ecolab, Inc.	2,867,200

		5,074,120

Computer Services -- 0.8%
64,000	Sungard Data Systems, Inc. (b)	1,658,240

Computers -- 10.0%
69,000	Cisco Systems, Inc. (b)	1,151,610
33,000	Computer Sciences Corp. (b)	1,257,960
75,000	Dell Computer Corp. (b)	2,397,000
152,087	Hewlett Packard Co.	3,239,453
Common Stocks -- (Continued)
Computers -- (Continued)
54,000	International Business Machines Corp.	$4,455,000
204,000	Microsoft Corp.	5,224,440
352,500	Oracle Corp. (b)	4,237,050

		21,962,513

Cosmetics/Toiletries -- 2.8%
75,000	Colgate-Palmolive Co.	4,346,250
19,000	Procter & Gamble Co.	1,694,420

		6,040,670

Drugs & Health Care -- 6.3%
100,000	Abbott Laboratories, Inc.	4,376,000
26,000	Merck & Co., Inc.	1,574,300
110,000	Pfizer, Inc.	3,756,500
63,000	Schering-Plough Corp.	1,171,800
65,000	Wyeth	2,960,750

		13,839,350

Financial Services -- 7.0%
150,000	American Express Co.	6,271,500
24,000	Fannie Mae	1,618,560
120,000	Franklin Resources, Inc.	4,688,400
72,000	T. Rowe Price Group, Inc.	2,718,000

		15,296,460

Common Stocks -- (Continued)
Food & Beverages -- 2.6%
100,000	Wm. Wrigley Jr. Co.	$5,623,000

Industrial Conglomerates -- 4.9%
265,500	General Electric Co.	7,614,540
46,000	Illinois Tool Works, Inc.	3,029,100

		10,643,640

Instruments - Scientific -- 1.0%
50,000	Millipore Corp. (b)	2,218,500

Insurance -- 4.0%
93,750	American International Group, Inc.	5,173,125
50	Berkshire Hathaway, Inc., Class A (b)	3,625,000

		8,798,125

Medical & Medical Services -- 6.0%
49,500	Cardinal Health, Inc.	3,182,850
100,000	Johnson & Johnson, Inc.	5,170,000
73,200	Medtronic, Inc.	3,511,404
20,000	Stryker Corp.	1,387,400

		13,251,654

Miscellaneous Business Services -- 4.6%
300,000	Automatic Data Processing, Inc.	10,158,000

Multimedia -- 0.4%
50,000	AOL Time Warner, Inc. (b)	804,500

Office Supplies -- 2.9%
125,000	Avery Dennison Corp.	6,275,000

Petroleum & Petroleum Products -- 6.8%
165,000	Anadarko Petroleum Corp.	7,337,550
18,000	ConocoPhillips	986,400
26,000	Exxon Mobil Corp.	933,660
118,500	Schlumberger, Ltd.	5,637,045

		14,894,655

Printing & Publishing -- 2.9%
65,300	Media General, Inc., Class A	3,735,160
60,000	Viacom, Inc., Class B (b)	2,619,600
		6,354,760
Common Stocks -- (Continued)
Property & Casualty Insurance -- 0.1%
5,184	Travelers Property Casualty Corp., Class A	$82,426
10,651	Travelers Property Casualty Corp., Class B	167,966

		250,392

Retail -- 10.4%
240,000	Home Depot, Inc.	7,948,800
148,000	Kohl's Corp. (b)	7,604,240
248,600	Walgreen Co.	7,482,860

		23,035,900

Semi-Conductors/Instruments -- 3.2%
100,000	Analog Devices, Inc. (b)	3,482,000
136,000	Intel Corp.	2,826,624
41,500	Texas Instruments, Inc.	730,400

		7,039,024

Telephone & Telecommunications -- 1.8%
45,000	Qualcomm, Inc.	1,608,750
20,000	Verizon Communications, Inc.	789,000
82,500	Vodafone Group PLC, ADR	1,621,125

		4,018,875

Transport - Marine -- 0.8%
52,000	Carnival Corp.	1,690,520

Wholesale Distribution -- 5.5%
398,600	SYSCO Corp.	11,973,944

Total Common Stocks (Cost $127,852,661)		215,147,522

Cash Equivalent -- 1.9%
4,137,327	Huntington Money Market Fund, Interfund Class*	4,137,327

Total Cash Equivalent (Cost $4,137,327)		4,137,327

Total (Cost $131,989,987) (a)		$219,284,849

See Notes to Portfolio of Investments, page 35

Huntington Income Equity Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Common Stocks -- 89.9%
Amusement & Recreation Services -- 0.6%
43,200	Cedar Fair, LP	$1,209,600

Auto/Truck Parts & Equipment -- 3.2%
259,781	Ford Motor Co.	2,854,993
110,000	Genuine Parts Co.	3,521,100

		6,376,093

Common Stocks -- (Continued)
Banks -- 11.9%
30,000	BB&T Corp.	$1,029,000
200,000	FleetBoston Financial Corp.	5,942,000
195,000	J.P. Morgan Chase & Co.	6,665,100
260,000	National City Corp.	8,504,600
48,400	Wachovia Corp.	1,934,064

		24,074,764

Common Stocks -- (Continued)
Chemicals -- 3.3%
49,000	PPG Industries, Inc.	$2,486,260
163,500	Quaker Chemical Corp.	4,095,675

		6,581,935

Computer Services -- 2.2%
114,000	Pitney Bowes, Inc.	4,378,740

Computers -- 1.1%
100,000	Electronic Data Systems Corp.	2,145,000

Diversified Operations -- 3.8%
225,000	Federal Signal Corp.	3,953,250
95,000	Textron, Inc.	3,706,900

		7,660,150

Drugs & Health Care -- 6.5%
200,000	Bristol-Myers Squibb Co.	5,430,000
225,000	Schering-Plough Corp.	4,185,000
76,000	Wyeth	3,461,800

		13,076,800

Electric, Gas, & Sanitary Services -- 1.9%
200,000	NiSource, Inc.	3,800,000

Electrical Services -- 0.4%
70,000	Teco Energy, Inc.	839,300

Food & Beverages -- 7.9%
300,000	Conagra Foods, Inc.	7,080,000
190,000	SUPERVALU, Inc.	4,050,800
135,000	UST, Inc.	4,729,050

		15,859,850

Food & Tobacco -- 1.0%
45,000	Altria Group, Inc.	2,044,800

Gas & Natural Gas -- 2.4%
115,000	Peoples Energy Corp.	4,932,350

Household Products -- 3.8%
62,000	Clorox Co.	2,644,300
122,700	PH Glatfelter & Co.	1,809,825
100,000	RPM, Inc.	1,375,000
125,000	Tupperware Corp.	1,795,000

		7,624,125

Industrial -- 6.3%
69,000	Anglogold Ltd. ADR	2,201,100
120,000	General Electric Co.	3,441,600
130,000	Hubbell, Inc.	4,303,000
129,100	Standex International Corp.	2,711,100

		12,656,800

Insurance -- 3.0%
108,000	Lincoln National Corp.	3,848,040
80,000	Unitrin, Inc.	2,169,600

		6,017,640

Medical Products -- 1.9%
155,000	West Pharmaceutical Services, Inc.	3,797,500

Miscellaneous Business Services -- 1.1%
50,600	Deluxe Corp.	2,266,880

Common Stocks -- (Continued)
Oil Companies - Integrated -- 2.2%
130,000	Occidental Petroleum Corp.	$4,361,500

Petroleum & Petroleum Products -- 3.9%
77,400	ChevronTexaco Corp.	5,588,280
50,000	Royal Dutch Petroleum Co., ADR	2,331,000

		7,919,280

Photographic Equipment Supplies -- 1.8%
135,000	Eastman Kodak Co.	3,692,250

Printing & Publishing -- 2.6%
200,000	R.R. Donnelley & Sons Co.	5,228,000

Railroad Equipment -- 1.9%
240,000	GATX Corp.	3,924,000

Real Estate Investment Trusts -- 5.1%
125,000	Mack-Cali Realty Corp.	4,547,500
200,000	Nationwide Health Properties, Inc.	3,186,000
65,500	Simon Property Group, Inc.	2,556,465

		10,289,965

Retail -- 2.5%
140,000	May Department Stores Co.	3,116,400
55,000	Sears, Roebuck & Co.	1,850,200

		4,966,600

Steel -- 2.8%
426,100	Worthington Industries, Inc.	5,709,740

Telephone & Telecommunications -- 4.8%
100,000	SBC Communications, Inc.	2,555,000
182,000	Verizon Communications, Inc.	7,179,900

		9,734,900

Total Common Stocks (Cost $133,586,908)		181,168,562

U.S. Treasury Notes -- 2.5%
5,000,000	2.625%, 5/15/08	5,045,705

Total U.S. Treasury Notes (Cost $5,022,112)		5,045,705

Preferred Stock -- 1.1%
Computer Services -- 1.1%
100,000	Electronic Data Systems, 7.625%	2,205,000

Total Preferred Stock (Cost $2,055,815)		2,205,000

Corporate Bonds -- 0.8%
Electric - Integrated -- 0.8%
1,500,000	Dominion Resources, Inc., 6.300%, 3/15/33	1,584,101

Total Corporate Bonds (Cost $1,456,790)		1,584,101

Cash Equivalent -- 5.4%
10,935,719	Huntington Money Market Fund, Interfund Class*	10,935,719

Total Cash Equivalent (Cost $10,935,719)		10,935,719

Total (Cost $153,057,344) (a)		$200,939,087

See Notes to Portfolio of Investments, page 35

Huntington Rotating Markets Fund

June 30, 2003 (Unaudited)

Shares		Value

Mutual Funds -- 96.0%
20,326	iShares Russell 1000 Growth Fund	$834,382
80,276	iShares Russell 1000 Index Fund	4,181,578
16,706	iShares Russell 1000 Value Fund	844,822
33,919	iShares S&P 500 Index Fund	3,316,600
17,561	iShares S&P 500/Barra Fund	837,660
16,834	iShares S&P 500/Barra Growth Index Fund	834,966
59,047	Nasdaq 100 Index Fund	1,768,458
42,810	SPDR Trust Series 1	4,179,540

Total Mutual Funds (Cost $15,219,277)		16,798,006

Cash Equivalent -- 3.9%
684,231	Huntington Money Market Fund, Interfund Class*	684,231

Total Cash Equivalent (Cost $684,231)		684,231

Total (Cost $15,903,508) (a)		$17,482,237

See Notes to Portfolio of Investments, page 35

Huntington Dividend Capture Fund

June 30, 2003 (Unaudited)

Shares		Value
Common Stocks -- 56.5%
Aerospace & Defense -- 1.0%
16,000	Raytheon Co.	$525,440

Agricultural Operations -- 0.4%
10,000	Monsanto Co.	216,400

Auto/Truck Parts & Equipment -- 1.3%
30,000	Delphi Corp.	258,900
20,000	Ford Motor Co.	219,800
5,000	General Motors Corp.	180,000

		658,700

Banks -- 7.1%
9,000	Bank of America Corp.	711,270
5,000	Citigroup, Inc.	214,000
22,500	J.P. Morgan Chase & Co.	769,050
17,000	Regions Financial Corp.	574,260
7,000	Union Planters Corp.	217,210
11,000	Wachovia Corp.	439,560
5,500	Washington Federal, Inc.	127,215
12,000	Washington Mutual, Inc.	495,600

		3,548,165

Chemicals -- 0.7%
7,000	PPG Industries, Inc.	355,180

Consumer Products/Services -- 0.7%
6,500	Fortune Brands, Inc.	339,300

Diversified Operations -- 0.8%
1,250	Eaton Corp.	98,263
8,000	Textron, Inc.	312,160

		410,423

Drugs & Health Care -- 0.4%
6,500	Pfizer, Inc.	221,975

Electric Utility -- 1.2%
5,000	Detroit Edison Co.	193,200
6,500	Exelon Corp.	388,765

		581,965

Electrical Equipment -- 0.9%
6,000	Cooper Industries Ltd., Class A	247,800
8,500	Rockwell International Corp.	202,640

		450,440

Common Stocks -- (Continued)
Entertainment -- 0.1%
3,000	The Walt Disney Co.	$59,250

Financial Services -- 1.4%
19,000	American Capital Strategies	473,860
5,000	Hartford Financial Services Group, Inc.	251,800

		725,660

Food & Beverages -- 0.5%
12,000	SUPERVALU, Inc.	255,840

Gas & Natural Gas -- 0.6%
8,500	Keyspan Corp.	301,325

Household Products -- 0.3%
10,000	Kimball International, Inc., Class B	156,000

Insurance -- 5.8%
15,000	ACE Ltd.	514,350
18,000	Allstate Corp.	641,700
10,750	Cigna Corp.	504,605
16,000	Cincinnati Financial Corp.	593,440
16,500	Jefferson-Pilot Corp.	684,090

		2,938,185

Metals & Mining -- 1.4%
5,000	Alcan Aluminum Ltd.	156,450
30,500	Timken Co.	534,055

		690,505

Miscellaneous Business Services -- 0.6%
11,000	Ryder System, Inc.	281,820

Oil Companies - Integrated -- 2.3%
4,000	Halliburton Co.	92,000
10,000	Kerr-Mcgee Corp.	448,000
18,800	Occidental Petroleum Corp.	630,740

		1,170,740

Paperboard Containers & Boxes -- 0.4%
4,750	Bemis Co.	222,300

Petroleum & Petroleum Products -- 2.9%
12,000	ConocoPhillips	657,600
22,500	Marathon Oil Corp.	592,875
6,000	Sunoco, Inc.	226,440

		1,476,915

Common Stocks -- (Continued)
Real Estate Investment Trusts -- 20.0%
5,500	Apartment Investment & Management Co.	$190,300
15,000	Archstone-Smith Trust	360,000
15,000	Arden Realty, Inc.	389,250
13,000	Avalonbay Communities, Inc.	554,320
12,500	Bedford Property Investors, Inc.	355,000
15,500	Brandywine Realty Trust	381,610
5,000	Capital Automotive Real Estate Investment Trust, Inc.	139,950
12,000	CarrAmerica Realty Corp.	333,720
4,000	CBL & Associates Properties, Inc.	172,000
15,000	Commercial NET Lease Realty	258,600
10,000	Developers Diversified Realty Corp.	284,400
7,000	EastGroup Properties, Inc.	189,000
12,500	Entertainment Properties	359,375
41,500	Equity Inns, Inc.	286,350
26,250	Equity Office Properties Trust	709,012
12,000	Equity Residential Properties Trust	311,400
12,000	First Industrial Realty Trust, Inc.	379,200
19,000	Glenborough Realty Trust, Inc.	363,850
10,000	Great Lakes Real Estate Investment Trust, Inc.	160,000
5,500	Health Care Real Estate Investment Trust, Inc.	167,750
2,000	Healthcare Realty Trust, Inc.	58,300
4,000	Hospitality Properties Trust	125,000
20,000	HRPT Properties Trust	184,000
29,000	Koger Equity, Inc.	499,670
30,000	Kramont Realty Trust	495,000
7,000	Liberty Property Trust	242,200
11,000	Macerich Co.	386,430
9,000	Mack-Cali Realty Corp.	327,420
5,000	Mid-America Apartment Communities, Inc.	135,050
18,000	New Plan Excel Realty Trust	384,300
9,000	Simon Property Group, Inc.	351,270
8,000	Sovran Self Storage, Inc.	252,000
2,000	Vornado Realty Trust	87,200
25,000	Winston Hotels, Inc.	204,250

		10,077,177

Restaurants -- 1.0%
19,000	Bob Evans Farms, Inc.	524,970

Retail -- 1.3%
25,000	J.C. Penney Co., Inc.	421,250
7,500	Sears, Roebuck & Co.	252,300

		673,550

Telephone & Telecommunications -- 2.7%
14,000	Alltel Corp.	675,080
25,000	BellSouth Corp.	665,750

		1,340,830

Textiles -- 0.5%
8,000	V.F. Corp.	271,760

Tires & Tubes -- 0.2%
7,000	Cooper Tire & Rubber Co.	123,130

Total Common Stocks (Cost $26,716,346)		28,597,945

Preferred Stock -- 40.5%
Auto-Cars/Light Trucks -- 1.0%
20,000	General Motors Corp., 7.375%	$504,000

Bank Holding Companies -- 3.2%
50,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,330,000
10,000	Suntrust Capital IV, 7.125%	272,600

		1,602,600

Brokerage Services -- 1.3%
10,000	Bear Stearns Capital Trust II, 7.500%	254,500
15,600	Lehman Bros. Holding Capital Trust, 8.000%	407,316

		661,816

Commercial Banks -- 6.3%
40,000	ASBC Capital I, 7.625%	1,100,000
36,500	Compass Capital, 7.350%	992,800
40,000	PLC Capital Trust, 7.250%	1,077,200

		3,170,000

Computer Services -- 0.9%
21,000	Electronic Data Systems, 7.625%	463,050

Electrical Services -- 8.0%
35,000	Detroit-Edison Corp., 7.375%	889,000
37,000	Energy East Capital Trust I, 8.250%	1,023,050
40,100	Entergy LA, Inc., 7.600%	1,102,750
40,000	FPC Capital I, Series A, 7.100%	1,022,000

		4,036,800

Financial Services -- 9.4%
7,100	BancWest Capital I, 9.500%	205,971
45,000	Everest Cap Trust, 7.850%	1,237,050
21,000	Hartford Life Capital II, Series B, 7.625%	576,240
20,400	Household Capital Trust V, Series X, 10.000%	574,260
22,500	Merrill Lynch Capital Trust V, 7.280% (b)	626,175
10,000	Morgan Stanley Capital Trust II, 7.250%	272,000
46,500	National Commerce Capital Trust II, 7.700%	1,267,125

		4,758,821

Fire, Marine & Casualty Insurance -- 2.1%
10,000	Ace Ltd., Series C, 7.800%	253,438
30,000	PartnerRe Capital Trust I, 7.900%	813,000

		1,066,438

Life/Health Insurance -- 3.8%
35,100	Aetna, Inc., 8.500%	967,707
35,000	Lincoln National Capital V, Series E, 7.650%	959,350

		1,927,057

Natural Gas Transmission -- 1.9%
35,000	Dominion CNG Capital Trust I, 7.800%	963,900

Real Estate Investment Trusts -- 2.7%
50,000	Public Storage, Series R, 8.000%	1,347,500

Total Preferred Stock (Cost $19,817,421)		20,501,982

Mutual Funds -- 2.2%
Exchange Traded Funds -- 2.2%
46,000	Amex Technology Select Sector	$785,220
11,500	Nasdaq 100 Index Fund	344,425

Total Mutual Funds (Cost $1,025,624)		1,129,645

Cash Equivalent -- 0.8%
392,278	Huntington Money Market Fund, Interfund Class*	392,278

Total Cash Equivalent (Cost $392,278)		392,278

Total (Cost $47,951,669) (a)		$50,621,850

See Notes to Portfolio of Investments, page 35

Huntington International Equity Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Common Stocks -- 85.9%
Australia -- 2.6%
Banks -- 1.4%
7,900	National Australia Bank	$886,775

Containers -- 1.2%
34,800	Amcor Ltd. ADR	763,860

		1,650,635

Austria -- 1.3%
Banks -- 1.3%
9,500	Erste Bank der Oesterreichischen Sparkassen AG	839,473

Brazil -- 1.2%
Oil & Gas -- 1.2%
38,000	Petroleo Brasileiro S.A. ADR	750,880

Canada -- 6.1%
Insurance -- 1.1%
23,989	Manulife Financial Corp.	674,252

Oil & Gas -- 2.0%
14,720	Encana Corp.	564,806
18,785	Encana Corp.	714,763

		1,279,569

Telephone Communications -- 1.6%
24,800	BCE, Inc.	566,909
20,000	BCE, Inc.	462,200

		1,029,109

Transportation & Shipping -- 1.4%
53,000	CP Ships, Ltd.	875,695

		3,858,625

Finland -- 1.1%
Paper & Related Products -- 1.1%
45,800	UPM - Kymmene Oyj	668,475

France -- 9.7%
Building & Construction -- 1.2%
19,188	Compagnie De Saint-Gobain	755,124

Food & Beverage -- 1.0%
4,400	Groupe Danone	608,855

Insurance -- 1.5%
59,900	Axa ADR	935,039

Medical-Drugs -- 1.4%
15,824	Aventis SA	870,596

Common Stocks -- (Continued)
France -- (Continued)
Oil & Gas -- 1.6%
6,835	Total SA	$1,032,925

Tire & Rubber -- 1.3%
21,000	Michelin	819,922

Water Treatments -- 1.7%
71,800	Suez SA Spon ADR	1,148,800

		6,171,261

Germany -- 5.3%
Computer Software -- 0.9%
5,000	Sap AG	585,659

Medical-Drugs -- 3.3%
20,774	Schering AG	1,013,872
16,600	Stada Arzneimittel AG	1,048,444

		2,062,316

Metal Fabricate/Hardware -- 1.1%
70,000	MG Technologies AG	709,795

		3,357,770

Hong Kong -- 3.0%
Electric Integrated -- 0.7%
120,000	Hongkong Electric Holdings	470,881

Real Estate -- 1.0%
106,000	Cheung Kong Holdings Ltd.	637,510

Textile/Apparel -- 1.3%
2,450,000	Giordano International	761,880

		1,870,271

Ireland -- 4.9%
Banking/Insurance -- 2.3%
26,100	Allied Irish Banks PLC, ADR	780,651
68,000	Anglo Irish Bank	601,276

		1,381,927

Building Products -- 1.0%
41,600	CRH PLC	654,945

Consumer Goods & Services -- 0.4%
1,005,000	Waterford Wedgewood PLC	276,982

Food & Beverage -- 1.2%
50,300	Kerry Group PLC	777,477

		3,091,331

Common Stocks -- (Continued)
Italy -- 0.8%
Oil & Gas -- 0.8%
68,000	Saipem SPA	$509,132

Japan -- 15.2%
Agriculture -- 0.7%
32,800	Hokuto Corp.	471,206

Automobile -- 2.3%
22,400	Honda Motor Co., Ltd.	848,803
23,300	Toyota Motor Corp.	603,481

		1,452,284

Commercial Banks -- 0.9%
130,000	The 77th Bank Ltd.	590,048

Cosmetics & Toiletries -- 1.2%
17,300	Uni-Charm Corp.	747,758

Diversified Products -- 1.2%
117,000	Kuraray Co., Ltd.	767,820

Electronics -- 3.2%
6,900	Rohm Co., Ltd.	752,204
20,000	Secom Co., Ltd.	586,300
56,000	Sharp Corp.	718,684

		2,057,188

Food & Beverage -- 1.3%
86,000	Ajinomoto Co., Inc.	823,652

Medical Supplies -- 1.0%
39,100	Terumo Corp.	649,631

Office Automation & Equipment -- 2.0%
27,000	Canon, Inc.	1,238,976

Optical Supplies -- 1.4%
13,000	Hoya Corp.	895,357

Toys -- 0.0%
50	Nintendo Co., Ltd.	3,635

		9,697,555

Netherlands -- 4.1%
Electronics -- 1.2%
38,642	Philips Electronics NV	734,842

Insurance -- 1.3%
47,204	ING Group NV	820,148

Oil & Gas -- 1.6%
22,100	Royal Dutch Petroleum Co.	1,025,800

		2,580,790

Singapore -- 3.3%
Banking/Insurance -- 0.9%
84,500	United Overseas Bank Ltd.	595,003

Electronic Components -- 1.4%
93,000	Venture Corp., Ltd.	850,256

Telecommunications -- 1.0%
724,000	Singapore Telecommunications Ltd.	620,806

		2,066,065

Spain -- 5.2%
Banks -- 1.4%
81,700	Banco Bilbao Vizcaya S.A.	857,033

Common Stocks -- (Continued)
Spain -- (Continued)
Building-Heavy Construction -- 1.0%
23,400	Fomento De Construcciones y Contratas SA	$653,781

Electric Integrated -- 1.5%
57,000	Endesa SA	954,348

Telephone Communications -- 1.3%
70,300	Telefonica De Espana (b)	816,170

		3,281,332

Sweden -- 3.5%
Banking & Finance -- 0.9%
42,000	ForeningsSparbanken AB	579,766

Manufacturing-Consumer Goods -- 1.6%
52,500	Electrolux AB, Series B	1,036,235

Tools -- 1.0%
23,300	Sandvik AB	609,791

		2,225,792

Switzerland -- 4.3%
Banking/Insurance -- 1.1%
12,046	UBS AG	670,087

Chemicals-Specialty -- 1.2%
79,400	Syngenta AG ADR	805,116

Machinery -- 1.1%
4,200	Schindler Holding AG (b)	675,944

Medical-Drugs -- 0.9%
15,200	Novartis AG	601,469

		2,752,616

United Kingdom -- 12.8%
Aerospace -- 1.3%
71,200	Smiths Industries PLC	825,959

Banks -- 1.0%
50,000	Standard Chartered PLC	607,255

Diversified Operations -- 1.1%
181,700	Tomkins PLC	680,619

Drugs -- 1.4%
22,300	Glaxosmithkline ADR	904,042

Food & Beverage -- 2.1%
42,400	Cadbury Schweppes PLC	250,480
20,800	Cadbury Schweppes PLC, ADR	502,944
175,000	Tesco PLC	633,142

		1,386,566

Industrial Goods & Services -- 1.0%
86,000	Bunzl PLC	602,775

Metals -- 1.7%
13,900	Rio Tinto PLC, ADR	1,064,045

Retail -- 2.0%
60,100	Boots Group PLC	643,144
108,000	W.H. Smith PLC	641,578

		1,284,722

Common Stocks -- (Continued)
United Kingdom -- (Continued)
Telephone Communications -- 1.2%
217,000	BT Group PLC	$729,593

		8,085,576

United States -- 1.5%
Oil - Field Services -- 1.5%
19,800	Schlumberger Ltd.	941,886

Total Common Stocks (Cost $51,625,209)		54,399,465

Mutual Funds -- 3.3%
India -- 0.9%
Management Investment Operation -- 0.9%
50,000	Morgan Stanley India Investment Fund	590,000

Japan -- 1.3%
Management Investment Operation -- 1.3%
110,000	iShares MSCI Japan Index Fund	799,700

Mutual Funds -- (Continued)
Taiwan -- 1.1%
Management Investment Operation -- 1.1%
77,000	iShares MSCI Taiwan Index Fund	$688,380

Total Mutual Funds (Cost $1,947,817)		2,078,080

Repurchase Agreements -- 10.6%
6,711,000	State Street Repurchase Agreement, 0.150%, dated 6/30/03, due 7/1/03 (Fully collateralized by U.S. Treasury securities)	6,711,000

Total Repurchase Agreement (Cost $6,711,000)		6,711,000

Total (Cost $60,284,026) (a)		$63,188,545

See Notes to Portfolio of Investments, page 35

Huntington Mid Corp America Fund

June 30, 2003 (Unaudited)

Shares		Value
Common Stocks -- 88.7%
Aerospace & Defense -- 0.2%
4,600	Alliant Techsystems, Inc. (b)	$238,786

Amusement & Recreation Services -- 0.2%
12,000	Boyd Gaming Corp. (b)	207,120

Apparel & Textiles -- 2.3%
14,727	Columbia Sportswear Co. (b)	757,115
3,000	G & K Services, Inc., Class A	88,800
10,600	Jones Apparel Group, Inc. (b)	310,156
20,000	Liz Claiborne, Inc.	705,000
12,500	Reebok International Ltd. (b)	420,375
10,000	UniFirst Corp.	219,000

		2,500,446

Auto/Truck Parts & Equipment -- 1.2%
5,600	Cummins Engine, Inc.	200,984
8,500	Johnson Controls, Inc.	727,600
9,400	Superior Industries International, Inc.	391,980

		1,320,564

Banks -- 5.3%
12,600	Amcore Financial, Inc.	293,328
14,200	BancorpSouth, Inc.	296,070
23,100	Banknorth Group, Inc.	589,512
11,270	BOK Financial Corp. (b)	434,684
15,700	Chittenden Corp.	429,395
25,200	Compass Bancshares, Inc.	880,235
2,350	Fulton Financial Corp.	46,695
8,300	M & T Bank Corp.	699,026
11,600	MAF Bancorp, Inc.	430,012
25,000	National Commerce Financial Corp.	554,750
11,300	Old National Bancorp	259,900
14,300	Provident Bankshares Corp.	363,363
14,400	TCF Financial Corp.	573,696

		5,850,666

Common Stocks -- (Continued)
Beer, Wine, & Distilled Beverages -- 0.5%
12,100	Adolph Coors Co., Class B	$592,658

Biotechnology -- 1.2%
10,000	Cephalon, Inc. (b)	411,600
23,000	Invitrogen Corp. (b)	882,510

		1,294,110

Building & Construction -- 2.6%
7,000	Beazer Homes USA, Inc. (b)	584,500
8,200	Centex Corp.	637,878
3,300	Florida Rock Industries	136,224
28,100	Insituform Technologies, Inc., Class A (b)	496,808
5,300	Lafarge North America Corp.	163,770
14,000	Pulte Homes, Inc.	863,240

		2,882,420

Business Services -- 0.5%
23,400	Viad Corp.	523,926

Chemicals -- 2.0%
20,700	Albemarle Corp.	578,979
17,700	Cytec Industries, Inc. (b)	598,260
18,600	H.B. Fuller Co.	409,572
16,800	Lubrizol Corp.	520,632
3,000	Minerals Technologies, Inc.	145,980

		2,253,423

Circuits -- 0.1%
10,500	Integrated Device Technology, Inc. (b)	116,025

Communications Equipment -- 2.1%
10,900	Advanced Fibre Communications, Inc. (b)	177,343
15,000	Enterasys Networks, Inc. (b)	45,450
12,500	Harris Corp.	375,625
Common Stocks -- (Continued)
Communications Equipment -- (Continued)
26,000	L-3 Communications Corp. (b)	$1,130,740
26,500	Scientific-Atlanta, Inc.	631,760

		2,360,918

Computer Services -- 2.0%
18,000	Activision, Inc. (b)	232,560
12,300	Affiliated Computer Services, Inc. (b)	562,479
6,000	CACI International, Inc., Class A (b)	205,800
13,000	Intergraph Corp. (b)	279,500
26,000	JDA Software Group, Inc. (b)	290,940
5,000	Pinnacle Systems, Inc. (b)	53,500
23,100	Sungard Data Systems, Inc. (b)	598,521

		2,223,300

Computers -- 1.0%
26,200	Advanced Digital Information Corp. (b)	261,738
12,900	NCR Corp. (b)	330,498
10,900	Sandisk Corp. (b)	439,815
5,000	Storage Technology Corp. (b)	128,700

		1,160,751

Computers, Peripherals & Software -- 1.7%
12,300	Borland Software Corp. (b)	120,171
7,800	Citrix Systems, Inc. (b)	158,808
6,000	Cognos, Inc. (b)	162,000
29,100	NetIQ Corp. (b)	449,886
20,000	Novell, Inc. (b)	61,600
14,200	Progress Software Corp. (b)	294,366
32,000	Rainbow Technologies, Inc. (b)	269,120
25,000	Sybase, Inc. (b)	347,750

		1,863,701

Consulting Services -- 0.6%
40,000	Forrester Research, Inc. (b)	654,400

Containers - Paper/Plastic -- 0.3%
18,300	Pactiv Corp. (b)	360,693

Diversified Operations -- 1.4%
37,700	Griffon Corp. (b)	603,200
13,500	Teleflex, Inc.	574,425
10,000	Textron, Inc.	390,200

		1,567,825

Drugs & Health Care -- 2.5%
12,400	Barr Laboratories, Inc. (b)	812,200
20,000	ICN Pharmaceuticals, Inc.	335,200
45,150	Mylan Laboratories, Inc.	1,569,866

		2,717,266

E-Commerce & Services -- 0.4%
10,805	Interactivecorp, Inc. (b)	427,554

Electrical Components -- 1.3%
24,000	Aeroflex, Inc. (b)	185,760
21,200	C&D Technologies, Inc.	304,432
8,500	Elbit Systems Ltd.	164,900
6,800	Intersil Corp., Class A (b)	180,948
16,000	Rayovac Corp. (b)	207,200
8,000	Thomas & Betts Corp. (b)	115,600
24,000	Vishay Intertechnology, Inc. (b)	316,800

		1,475,640

Electrical Equipment -- 0.1%
10,600	PerkinElmer, Inc.	146,386

Common Stocks -- (Continued)
Electrical Services -- 2.5%
22,800	Allete, Inc.	$605,340
23,600	Cooper Industries Ltd., Class A	974,680
14,900	DP&L, Inc.	237,506
30,300	Energy East Corp.	629,028
25,800	Teco Energy, Inc.	309,342

		2,755,896

Electronic Components -- 0.0%
1,300	Benchmark Electronics, Inc. (b)	39,988

Environmental Services -- 0.4%
12,000	Stericycle, Inc. (b)	461,760

Financial Services -- 6.5%
23,500	Allied Capital Corp.	542,850
10,900	Ambac Financial Group, Inc.	722,125
26,200	AmeriCredit Corp. (b)	224,010
9,400	Bear Stearns Companies, Inc.	680,748
21,900	City National Corp.	975,864
15,000	Cullen/Frost Bankers, Inc.	481,500
17,000	Federal Agricultural Mortgage Corp., Class C (b)	379,950
18,200	First American Financial Corp.	479,570
26,200	First Tennessee National Corp.	1,150,441
15,000	Firstmerit Corp.	342,900
13,500	Legg Mason, Inc.	876,825
11,000	Wilmington Trust Corp.	322,850

		7,179,633

Food & Beverages -- 2.0%
10,000	Constellation Brands, Inc. (b)	314,000
15,300	McCormick & Co., Inc.	416,160
20,700	Ralcorp Holding, Inc. (b)	516,672
18,900	Smithfield Foods, Inc. (b)	433,188
16,400	SUPERVALU, Inc.	349,648
17,600	Tyson Foods, Inc., Class A	186,912

		2,216,580

Gas & Natural Gas -- 3.8%
10,500	AGL Resources	267,120
10,500	Atmos Energy Corp.	260,400
8,000	Keyspan Corp.	283,600
21,600	MDU Resources Group, Inc.	723,384
24,400	National Fuel Gas Co.	635,620
8,500	New Jersey Resources Corp.	301,750
7,500	Peoples Energy Corp.	321,675
41,000	Questar Corp.	1,372,270

		4,165,819

Health Care Equipment & Supplies -- 1.0%
12,600	Hillenbrand Industries, Inc.	635,670
21,155	Viasys Healthcare, Inc. (b)	437,909

		1,073,579

Household Products -- 1.4%
18,800	Church & Dwight Co., Inc.	615,324
10,600	Ferro Corp.	238,818
11,000	RPM, Inc.	151,250
9,100	Whirlpool Corp.	579,670

		1,585,062

Common Stocks -- (Continued)
Insurance -- 4.9%
19,200	Allmerica Financial Corp. (b)	$345,408
17,500	Fidelity National Financial, Inc.	538,300
22,100	Nationwide Financial Services, Inc.	718,250
30,200	Old Republic International Corp.	1,034,954
23,000	PMI Group, Inc.	617,320
30,900	Protective Life Corp.	826,575
23,700	Torchmark Corp.	882,825
8,800	Triad Guaranty, Inc. (b)	333,960
13,000	UnumProvident Corp.	174,330

		5,471,922

Lasers - Systems/Components -- 0.2%
7,100	Coherent, Inc. (b)	169,903

Leisure -- 1.5%
16,900	Brunswick Corp.	422,838
31,600	Callaway Golf Co.	417,752
33,200	Royal Caribbean Cruises Ltd.	768,912

		1,609,502

Machinery -- 2.3%
12,200	AptarGroup, Inc.	439,200
19,906	Kadant, Inc. (b)	373,238
24,000	Kennametal, Inc.	812,160
10,600	Parker Hannifin Corp.	445,094
11,800	Tecumseh Products Co., Class A	452,058

		2,521,750

Measuring Devices -- 1.4%
6,800	FLIR Systems, Inc. (b)	205,020
22,500	Tektronix, Inc. (b)	486,000
32,300	Thermo Electron Corp. (b)	678,946
8,400	Trimble Navigation Ltd. (b)	192,612

		1,562,578

Medical & Medical Services -- 4.6%
6,900	Coventry Health Care, Inc. (b)	318,504
25,600	Incyte Genomics, Inc. (b)	118,784
26,800	Lincare Holdings, Inc. (b)	844,468
19,200	Owens & Minor, Inc.	429,120
17,500	Oxford Health Plans, Inc. (b)	735,525
13,000	Pediatrix Medical Group, Inc. (b)	463,450
10,000	Renal Care Group, Inc. (b)	352,100
20,000	Respironics, Inc. (b)	750,400
17,800	St. Jude Medical, Inc. (b)	1,023,500

		5,035,851

Medical Instruments -- 0.5%
25,800	Apogent Technologies, Inc. (b)	516,000

Metal Processors & Fabrication -- 0.4%
13,400	Precision Castparts Corp.	416,740

Miscellaneous Business Services -- 2.3%
20,600	Cadence Design Systems, Inc. (b)	248,436
2,300	Electronic Arts, Inc. (b)	170,177
5,500	EMCOR Group, Inc. (b)	271,480
23,700	NCO Group, Inc. (b)	424,467
16,000	Ryder System, Inc.	409,920
20,400	Symantec Corp. (b)	894,744
23,000	US Oncology, Inc. (b)	169,970

		2,589,194

Common Stocks -- (Continued)
Office Equipment & Services -- 0.4%
47,000	IKON Office Solutions, Inc.	$418,300

Oil & Gas - Exploration & Production -- 1.5%
16,822	Devon Energy Corp.	898,295
13,600	Suncor Energy, Inc.	255,000
10,200	Unocal Corp.	292,638
4,800	Weatherford International, Inc. (b)	201,120

		1,647,053

Paper & Paper Products -- 0.8%
22,500	Rock-Tenn Co.	381,375
14,500	Smurfit-Stone Container Corp. (b)	188,935
14,500	Sonoco Products Co.	348,290

		918,600

Paperboard Containers & Boxes -- 0.1%
3,100	Bemis Co.	145,080

Personal Products -- 0.5%
27,800	NBTY, Inc. (b)	585,468

Petroleum & Petroleum Products -- 5.0%
13,855	Apache Corp.	901,406
53,700	Chesapeake Energy Corp.	542,370
11,300	Forest Oil Corp. (b)	283,856
13,600	Helmerich & Payne, Inc.	397,120
9,600	Murphy Oil Corp.	504,960
31,093	Patina Oil & Gas Corp.	999,640
28,700	Tidewater, Inc.	842,919
15,000	Unit Corp. (b)	313,650
11,000	Valero Energy Corp.	399,630
27,300	Vintage Petroleum, Inc.	307,944

		5,493,495

Pharmaceuticals -- 0.9%
10,000	Biovail Corp. (b)	470,600
14,500	Omnicare, Inc.	489,955

		960,555

Pipelines -- 0.5%
11,400	Enbridge Energy Partners LP	546,060

Pollution Control -- 0.4%
20,800	Pall Corp.	468,000

Printing & Publishing -- 1.4%
23,636	Banta Corp.	765,097
51,400	Paxar Corp. (b)	565,400
7,000	R.R. Donnelley & Sons Co.	182,980

		1,513,477

Real Estate Investment Trust -- 0.7%
22,100	LNR Property Corp.	826,540

Restaurants -- 1.4%
18,100	Brinker International, Inc. (b)	651,962
15,400	Papa John's International, Inc. (b)	431,970
18,500	Ruby Tuesday, Inc.	457,505

		1,541,437

Retail -- 3.1%
16,400	Abercrombie & Fitch Co., Class A (b)	465,924
12,600	AnnTaylor Stores Corp. (b)	364,770
20,725	Applebee's International, Inc.	651,387
Common Stocks -- (Continued)
Retail -- (Continued)
13,000	Furniture Brands International, Inc. (b)	$339,300
8,900	Nieman Marcus Group, Inc. (b)	325,740
16,000	Nordstrom, Inc.	312,320
23,000	Sonic Automotives, Inc. (b)	503,930
11,400	Zales Corp. (b)	456,000

		3,419,371

Semiconductor Equipment -- 1.9%
9,200	DuPont Photomasks, Inc. (b)	173,236
15,000	ESS Technology, Inc. (b)	146,250
24,400	Imation Corp.	922,808
23,200	International Rectifier Corp. (b)	622,224
9,400	Varian Semiconductor Equipment, Inc. (b)	279,744

		2,144,262

Steel -- 0.5%
20,400	Engelhard Corp.	505,308

Telephone & Telecommunications -- 0.8%
12,000	CenturyTel, Inc.	418,200
27,000	Ciena Corp. (b)	140,130
3,700	Commonwealth Telephone Enterprises, Inc. (b)	162,689
8,100	US Cellular Corp. (b)	206,145

		927,164

Tires & Tubes -- 0.2%
12,900	Cooper Tire & Rubber Co.	226,911

Common Stocks -- (Continued)
Tools & Accessories -- 0.8%
20,700	Snap-On, Inc.	$600,921
9,700	Stanley Works, The	267,720

		868,641

Wholesale Distribution -- 1.7%
20,000	AmerisourceBergen Corp.	1,387,000
8,100	BorgWarner, Inc.	521,640

		1,908,640

Woven Carpets & Rugs -- 0.9%
17,000	Mohawk Industries, Inc. (b)	944,010

Total Common Stocks (Cost $95,771,449)		98,118,707

Mutual Funds -- 8.0%
Exchange Traded Funds -- 8.0%
45,000	iShares S&P Midcap 400	4,320,000
51,500	Midcap SPDR Trust Series I	4,517,580

Total Mutual Funds (Cost $8,987,117)		8,837,580

Cash Equivalent -- 3.3%
3,647,347	Huntington Money Market Fund, Interfund Class*	3,647,347

Total Cash Equivalent (Cost $3,647,347)		3,647,347

Total (Cost $108,405,914) (a)		$110,603,634

See Notes to Portfolio of Investments, page 35

Huntington New Economy Fund

June 30, 2003 (Unaudited)

Shares		Value
Common Stocks -- 84.6%
Advertising Sales -- 0.2%
1,700	Lamar Advertising Co. (b)	$59,857

Aerospace/Defense -- 0.8%
3,400	Lockheed Martin Corp.	161,738
1,232	Northrop Grumman Corp.	106,309

		268,047

Airlines -- 0.2%
4,000	SkyWest, Inc.	76,240

Amusement & Recreation Services -- 0.6%
11,800	Aztar Corp. (b)	190,098

Apparel & Textiles -- 2.7%
6,000	Fossil, Inc. (b)	141,360
2,300	G & K Services, Inc., Class A	68,080
2,000	Jones Apparel Group, Inc. (b)	58,520
5,400	K-Swiss, Inc., Class S	186,408
2,500	Liz Claiborne, Inc.	88,125
6,900	Reebok International Ltd. (b)	232,047
4,500	UniFirst Corp.	98,550

		873,090

Common Stocks -- (Continued)
Auto/Truck Parts & Equipment -- 1.9%
3,300	Autoliv, Inc.	$89,364
2,300	Group 1 Automotive, Inc. (b)	74,543
900	Johnson Controls, Inc.	77,040
2,400	Lear Corp. (b)	110,448
1,285	Magna International, Inc.	86,442
2,700	PACCAR, Inc.	182,412

		620,249

Banks -- 5.5%
2,000	Bank of Hawaii Corp.	66,300
1,600	Countrywide Credit Industries, Inc.	111,312
4,200	Dime Community Bancshares	106,890
2,550	GreenPoint Financial Corp.	129,897
4,000	Independence Community Bank Corp.	112,880
2,600	MB Financial, Inc.	104,104
2,600	New York Community Bancorp, Inc.	75,634
1,800	North Fork Bancorporation, Inc.	61,308
3,600	R & G Financial Corp., Class B	106,920
5,100	Regions Financial Corp.	172,278
7,600	SouthTrust Corp.	206,720
4,900	Sovereign Bancorp	76,685
Common Stocks -- (Continued)
Banks -- (Continued)
3,800	UCBH Holdings, Inc.	$108,984
5,450	Washington Mutual, Inc.	225,085
2,000	Webster Financial Corp.	75,600

		1,740,597

Batteries/ Battery Systems -- 0.5%
5,200	Energizer Holdings, Inc. (b)	163,280

Beer, Wine, & Distilled Beverages -- 0.2%
1,200	Adolph Coors Co., Class B	58,776

Building & Construction -- 6.0%
4,400	Centex Corp.	342,276
4,100	Clayton Homes, Inc.	51,455
10,000	D. R. Horton, Inc.	281,000
2,400	KB Home	148,752
2,000	Lafarge North America Corp.	61,800
2,300	Lennar Corp.	164,450
230	Lennar Corp., Class B	15,801
2,600	M/I Schottenstein Homes, Inc.	110,968
2,970	MDC Holdings, Inc.	143,392
430	NVR, Inc. (b)	176,730
2,400	Ryland Group, Inc.	166,560
2,500	Simpson Manufacturing Co., Inc. (b)	91,500
3,800	Standard-Pacific Corp.	126,008

		1,880,692

Chemicals -- 0.9%
3,600	A. Schulman, Inc.	57,816
5,100	Airgas, Inc.	85,425
2,400	Albemarle Corp.	67,128
2,500	Cytec Industries, Inc. (b)	84,500

		294,869

Commercial Services & Supplies -- 1.6%
3,200	Cendant Corp. (b)	58,624
2,666	ChoicePoint, Inc. (b)	92,030
5,000	Concord EFS, Inc. (b)	73,600
6,500	Interactive Data Corp. (b)	109,850
6,900	StarTek (b)	181,470

		515,574

Communications Equipment -- 0.2%
1,600	L-3 Communications Corp. (b)	69,584

Computer Services -- 3.2%
11,550	Activision, Inc. (b)	149,226
8,500	Intergraph Corp. (b)	182,750
3,100	JDA Software Group, Inc. (b)	34,689
15,100	Pinnacle Systems, Inc. (b)	161,570
1,000	Pixar Animation Studios Corp. (b)	60,840
7,200	Sungard Data Systems, Inc. (b)	186,552
5,700	Syntel, Inc. (b)	89,661
5,300	Take-Two Interactive Software, Inc. (b)	150,202

		1,015,490

Consumer Products -- 0.2%
1,600	The Scotts Co. (b)	79,200

Crude Petroleum & Natural Gas -- 0.2%
1,800	PATTERSON-UTI Energy, Inc. (b)	58,320

Common Stocks -- (Continued)
Data Processing/Management -- 0.5%
10,000	Acxiom Corp. (b)	$150,900

Distribution/Wholesale -- 0.4%
1,500	CDW Corp. (b)	68,700
1,600	Fastenal Co.	54,304

		123,004

Diversified Operations -- 1.9%
9,500	A.O. Smith Corp.	267,425
2,600	Clarcor, Inc.	100,230
7,400	Griffon Corp. (b)	118,400
5,200	Lydall, Inc. (b)	55,640
4,700	Walter Industries, Inc.	55,225

		596,920

E-Commerce & Services -- 3.1%
4,600	Expedia, Inc., Class A (b)	351,348
10,625	Interactivecorp, Inc. (b)	420,431
19,200	WebMD Corp. (b)	207,936

		979,715

Electronic Components -- 0.7%
2,600	Benchmark Electronics, Inc. (b)	79,976
1,900	Gentex Corp. (b)	58,159
7,300	Methode Electronics	78,475
42,800	Viscount Systems, Inc. (b)	11,128

		227,738

Electronic Measuring Instruments -- 0.6%
2,500	Garmin Ltd. (b)	99,675
4,700	Itron, Inc. (b)	101,332

		201,007

Environmental Services -- 0.3%
2,600	Stericycle, Inc. (b)	100,048

Financial Services -- 3.4%
2,900	Commercial Federal Corp.	61,480
5,150	Doral Financial Corp.	229,948
3,700	First American Financial Corp.	97,495
8,200	First Data Corp.	339,808
1,100	Golden West Financial Corp.	88,011
6,700	H & R Block, Inc.	289,775

		1,106,517

Food & Beverages -- 2.4%
1,500	American Italian Pasta Co. (b)	62,475
4,100	Bob Evans Farms, Inc.	113,283
5,800	Constellation Brands, Inc. (b)	182,120
5,300	Fresh Del Monte Produce, Inc.	136,157
3,300	Sensient Technologies Corp.	75,867
1,100	Whole Foods Market, Inc. (b)	52,283
5,200	YUM! Brands, Inc. (b)	153,712

		775,897

Gambling -- 1.0%
3,200	Ameristar Casinos, Inc. (b)	68,320
4,100	Argosy Gaming Co. (b)	85,731
4,700	Isle of Capris Casinos, Inc. (b)	77,691
4,600	Penn National Gaming, Inc. (b)	94,530

		326,272

Common Stocks -- (Continued)
Glass Containers -- 0.2%
1,600	Ball Corp.	$72,816

Hotels & Lodging -- 0.7%
3,800	Mandalay Resort Group	121,030
3,300	MGM Grand, Inc. (b)	112,794

		233,824

Household Furnishings -- 0.4%
1,200	American Woodmark Corp.	55,872
2,900	La-Z-Boy, Inc.	64,902
		120,774

Household Products -- 0.2%
900	Whirlpool Corp.	57,330

Insurance -- 2.0%
2,875	Fidelity National Financial, Inc.	88,435
2,800	Loews Corp.	132,412
2,600	Old Republic International Corp.	89,102
2,600	Protective Life Corp.	69,550
5,000	UnitedHealth Group, Inc.	251,250

		630,749

Insurance - Life & Health -- 0.2%
2,400	AFLAC, Inc.	73,800

Internet Services -- 0.1%
6,400	Alloy, Inc. (b)	41,280

Leisure -- 0.4%
5,500	Royal Caribbean Cruises Ltd.	127,380

Linen Supply -- 0.2%
4,400	Angelica Corp.	74,580

Machinery -- 1.0%
9,300	AGCO Corp. (b)	158,844
2,900	Albany International Corp., Class A	79,460
7,600	Lennox International, Inc.	97,812

		336,116

Measuring Devices -- 0.3%
3,600	FLIR Systems, Inc. (b)	108,540

Medical & Medical Services -- 8.3%
2,700	Aetna US Healthcare, Inc.	162,540
3,300	Apria Healthcare Group, Inc. (b)	82,104
3,500	Becton, Dickinson & Co.	135,975
2,300	Bio-Rad Laboratories, Inc., Class A (b)	127,305
3,700	Conmed Corp. (b)	67,562
2,300	Coventry Health Care, Inc. (b)	106,168
9,300	Curative Health Services, Inc. (b)	158,100
3,400	DaVita, Inc. (b)	91,052
1,600	Dentsply International, Inc.	65,440
1,800	Diagnostic Products Corp.	73,890
2,500	First Health Group Corp. (b)	69,000
1,600	HCA-The Healthcare Co.	51,264
1,300	Henry Schein, Inc. (b)	68,042
12,000	Hologic, Inc. (b)	158,160
2,900	Johnson & Johnson, Inc.	149,930
2,700	Medtronic, Inc.	129,519
2,600	Ocular Sciences, Inc. (b)	51,610
1,400	Patterson Dental Co. (b)	63,532
1,600	Pediatrix Medical Group, Inc. (b)	57,040
Common Stocks -- (Continued)
Medical & Medical Services -- (Continued)
1,900	Pharmaceutical Resources, Inc. (b)	$92,454
2,400	Renal Care Group, Inc. (b)	84,504
2,000	St. Jude Medical, Inc. (b)	115,000
3,200	STERIS Corp. (b)	73,888
2,250	Tenet Healthcare Corp. (b)	26,213
2,000	Triad Hospitals, Inc. (b)	49,640
5,500	Varian Medical Systems, Inc. (b)	316,634

		2,626,566

Medical - HMO -- 1.5%
5,800	Humana, Inc. (b)	87,580
2,000	Mid Atlantic Medical Services, Inc. (b)	104,600
3,100	PacifiCare Health Systems, Inc. (b)	152,923
3,300	Sierra Health Services, Inc. (b)	66,000
900	Wellpoint Health Networks (b)	75,870

		486,973

Metals & Mining -- 1.5%
3,744	Barrick Gold Corp.	67,018
5,400	Commercial Metals Co.	96,066
8,800	Freeport-McMoran Copper & Gold, Inc., Class B	215,600
5,500	Timken Co.	96,305

		474,989

Miscellaneous Business Services -- 6.0%
2,300	Action Performance Companies, Inc.	43,700
3,800	Caremark Rx, Inc. (b)	97,584
2,100	Deluxe Corp.	94,080
2,400	Electronic Arts, Inc. (b)	177,576
4,500	EMCOR Group, Inc. (b)	222,120
6,600	Fair Issac & Co., Inc.	339,570
10,200	GTECH Holdings Corp. (b)	384,030
4,700	New England Business Services, Inc.	141,000
2,600	Overture Services, Inc. (b)	47,138
7,000	Ryder System, Inc.	179,340
2,400	Symantec Corp. (b)	105,264
9,100	US Oncology, Inc. (b)	67,249

		1,898,651

Office Equipment & Supplies -- 0.4%
2,500	John H. Harland Co.	65,400
3,800	Standard Register Co.	62,624

		128,024

Oil Company - Exploration & Production -- 1.1%
2,600	Occidental Petroleum Corp.	87,230
2,300	Pogo Producing Co.	98,325
4,100	Varco International, Inc. (b)	80,360
4,933	Xto Energy, Inc.	99,203

		365,118

Paper & Paper Products -- 0.3%
6,100	Rock-Tenn Co.	103,395

Personal Products -- 0.3%
4,200	NBTY, Inc. (b)	88,452

Professional Services -- 0.8%
2,400	Apollo Group, Inc. (b)	148,224
1,300	Strayer Education, Inc.	103,285

		251,509

Common Stocks -- (Continued)

Railroad Transportation -- 0.1%
1,600	CSX Corp.	$48,144

Raw Materials -- 0.2%
2,800	Cleveland Cliffs, Inc. (b)	49,980

Real Estate Investment Trust -- 0.7%
4,700	Annaly Mortgage Management, Inc.	93,577
1,900	LNR Property Corp.	71,060
4,800	Ventas, Inc.	72,720

		237,357

Recreation & Utility Trailer Dealers -- 0.8%
4,000	Thor Industries, Inc.	163,280
2,500	Winnebago Industries, Inc.	94,750

		258,030

Retail -- 10.7%
4,400	AnnTaylor Stores Corp. (b)	127,380
3,300	Applebee's International, Inc.	103,719
5,800	AutoNation, Inc. (b)	91,176
3,800	Bed Bath & Beyond, Inc. (b)	147,478
3,800	Borders Group, Inc. (b)	66,918
1,224	Carmax, Inc. (b)	36,904
5,700	Chico's FAS, Inc. (b)	119,985
3,900	Circuit City Stores, Inc.	34,320
4,000	Cracker Barrel Group, Inc.	155,439
4,200	Dillards Department Stores, Inc.	56,574
1,900	Family Dollar Stores, Inc.	72,485
2,900	Fred's, Inc.	107,822
3,200	Furniture Brands International, Inc. (b)	83,520
8,900	Hancock Fabrics, Inc.	143,735
2,850	Hot Topic, Inc. (b)	76,694
4,800	Landry's Seafood Restaurants, Inc.	113,280
5,800	Lone Star Steakhouse & Saloon, Inc.	126,266
3,200	Lowe's Cos., Inc.	137,440
4,000	Micheal Stores, Inc. (b)	152,240
2,300	O'Reilly Automotive, Inc. (b)	76,797
5,500	Office Depot, Inc. (b)	79,805
4,700	Pep Boys-Manny, Moe & Jack	63,497
16,000	PETsMART, Inc. (b)	266,719
4,500	Pier 1 Imports, Inc.	91,800
2,700	RARE Hospitality International, Inc. (b)	88,236
4,200	Regis Corp.	122,010
3,100	Ross Stores, Inc.	132,494
6,000	Ryan Family Steak Houses, Inc. (b)	84,000
6,300	Shopko Stores, Inc. (b)	81,900
4,500	Sonic Automotives, Inc. (b)	98,595
7,900	TBC Corp. (b)	150,495
4,400	Tuesday Morning Corp. (b)	115,720

		3,405,443

Schools -- 0.3%
1,500	Career Education Corp. (b)	102,630

Semiconductor Equipment -- 0.7%
4,600	Imation Corp.	173,972
3,000	Zoran Corp. (b)	57,630

		231,602

Common Stocks -- (Continued)
Software -- 2.0%
7,000	Concord Communications, Inc. (b)	$96,110
7,400	Hyperion Solutions Corp. (b)	249,824
7,800	Inter-Tel, Inc.	165,516
3,200	Intuit, Inc. (b)	142,496

		653,946

Steel -- 0.7%
3,500	Quanex Corp.	104,020
5,100	Steel Technologies, Inc.	51,561
4,400	Worthington Industries, Inc.	58,960

		214,541

Tires & Tubes -- 0.3%
5,500	Cooper Tire & Rubber Co.	96,745

Tools & Accessories -- 0.1%
1,600	Stanley Works, The	44,160

Toys & Games -- 0.2%
3,600	Mattel, Inc.	68,112

Transportation Services -- 1.5%
5,600	Airborne, Inc.	117,040
1,800	C.H. Robinson Worldwide, Inc.	64,008
1,800	Expeditors International of Washington, Inc.	62,352
3,723	Heartland Express, Inc. (b)	82,837
2,600	J.B. Hunt Transport Services, Inc. (b)	98,150
2,000	Roadway Express, Inc.	57,060

		481,447

Video Tape Rental -- 0.3%
6,100	Hollywood Entertainment Corp. (b)	104,920

Wholesale Distribution -- 0.5%
1,177	AmerisourceBergen Corp.	81,625
1,200	BorgWarner, Inc.	77,280

		158,905

Woven Carpets & Rugs -- 0.4%
2,300	Mohawk Industries, Inc. (b)	127,719

Total Common Stocks (Cost $24,787,076)		27,136,528

Mutual Funds -- 9.1%
Exchange Traded Funds -- 9.1%
17,000	iShares Russell 2000 Index Fund	1,511,300
14,000	iShares Trust S&P 100 Index Fund	691,320
24,000	Nasdaq 100 Index Fund	718,800

Total Mutual Funds (Cost $2,587,456)		2,921,420

Cash Equivalent -- 6.4%
2,065,739	Huntington Money Market Fund, Interfund Class*	2,065,739

Total Cash Equivalent (Cost $2,065,739)		2,065,739

Total (Cost $29,440,271) (a)		$32,123,687

See Notes to Portfolio of Investments, page 35

Huntington Situs Small Cap Fund

June 30, 2003 (Unaudited)

Shares		Value
Common Stocks -- 96.9%
Australia -- 0.5%
Chemicals - Diversified -- 0.3%
7,000	Orica Ltd.	$50,842

Property Trust -- 0.2%
14,400	Stockland	48,383

		99,225

Denmark -- 0.6%
Electrical & Electronic -- 0.3%
5,300	Vestas Wind Systems A/S	60,617
Pharmaceuticals -- 0.3%
2,200	Novozymes A/S, Class B	61,205

		121,822

Finland -- 0.3%
Machinery -- 0.3%
1,600	Kone OYJ, Class B	67,064

France -- 0.3%
Office Equipment -- 0.3%
1,700	Societe BIC SA	66,179

Germany -- 1.0%
Drugs -- 0.2%
850	Stada Arzneimittel AG	53,685

Machinery / Print Trade -- 0.2%
1,700	Heidelberger Druckmaschinen	42,363

Retail -- 0.6%
3,600	Douglas Holding AG	76,894
1,175	Fielmann AG	46,551

		123,445

		219,493

Hong Kong -- 0.5%
Retail -- 0.2%
114,000	Giordano International Ltd.	35,451

Television -- 0.3%
19,000	Television Broadcasts Ltd.	68,099

		103,550

Ireland -- 0.6%
Consumer Goods & Services -- 0.1%
97,560	Waterford Wedgewood PLC	26,888

Financial Services -- 0.2%
20,000	Halma PLC	44,224

Food & Beverage -- 0.3%
3,200	Kerry Group PLC	49,462

		120,574

Italy -- 0.2%
Oil & Gas -- 0.2%
7,200	Saipem SPA	53,908

Japan -- 1.1%
Agriculture -- 0.1%
2,090	Hokuto Corp.	30,025

Common Stocks -- (Continued)
Japan -- (Continued)
Beverages -- 0.2%
1,200	ITO EN Ltd.	$40,275

Fats & Oils -- 0.3%
8,000	Fuji Oil Co. Ltd.	62,494

Medical Supplies -- 0.5%
9,000	Tanabe Seiyaku Co. Ltd.	60,413
2,700	Terumo Corp.	44,859

		105,272

		238,066

Singapore -- 0.3%
Beer & Ale -- 0.3%
22,000	Asia Pacific Breweries Ltd.	68,086

Spain -- 0.2%
Public Thoroughfares -- 0.2%
2,700	Acesa Infraestructuras SA	37,734

Switzerland -- 0.3%
Confectionery -- 0.3%
10	Lindt & Spruengli AG	66,258

United Kingdom -- 1.2%
Commercial Services -- 0.3%
30,300	Aggreko PLC	61,499

Industrial Goods & Services -- 0.2%
7,300	Bunzl PLC	51,166

Real Estate -- 0.3%
6,600	Antofagasta Holdings	66,980

Retail -- 0.4%
13,400	WH Smith PLC	79,603

		259,248

United States -- 89.8%
Aerospace & Defense -- 1.5%
2,400	Alliant Techsystems, Inc. (b)	124,584
15,100	Armor Holdings, Inc. (b)	202,340

		326,924

Air Transportation -- 0.6%
10,000	Atlantic Coast Airlines Holdings (b)	134,900

Automotive Rental -- 1.1%
3,000	RENT-A-CENTER, Inc. (b)	227,430

Bank Holding Companies -- 1.3%
7,520	First National Corp.	185,443
4,290	Glacier Bancorp	105,620

		291,063

Banking -- 3.4%
9,500	Anchor Bancorp Wisconsin, Inc.	226,955
3,660	Banknorth Group, Inc.	93,403
16,500	Colonial Bancgroup, Inc.	228,855
7,500	Main Street Banks, Inc.	189,750

		738,963

Common Stocks -- (Continued)
United States -- (Continued)
Building & Construction -- 1.9%
1,500	Beazer Homes USA, Inc. (b)	$125,250
3,800	M/I Schottenstein Homes, Inc.	162,184
2,750	MDC Holdings, Inc.	132,770

		420,204

Business Services -- 2.5%
6,900	American Management Systems, Inc. (b)	98,532
6,400	CDI Corp. (b)	166,144
6,300	Jacobs Engineering Group, Inc. (b)	265,545

		530,221

Chemicals -- 1.2%
8,000	A. Schulman, Inc.	128,480
4,500	Albemarle Corp.	125,865

		254,345

Combination Utility Services -- 0.8%
6,100	Northwest Natural Gas Co.	166,225

Commercial Physical Research -- 0.7%
10,000	Albany Molecular Research (b)	151,000

Commercial Services & Supplies -- 0.6%
5,000	StarTek, Inc. (b)	131,500

Communications Equipment -- 0.9%
12,800	Standard Microsystems Corp. (b)	194,176

Computer Services -- 6.0%
12,000	Cerner Corp. (b)	275,400
16,000	Espeed, Inc. (b)	316,160
10,900	Hutchinson Technology, Inc. (b)	358,501
10,300	Intergraph Corp. (b)	221,450
13,700	Transaction Systems Architects, Inc. (b)	122,752

		1,294,263

Consumer Products - Misc. -- 1.6%
7,000	The Scotts Co. (b)	346,500

Diversified Operations -- 0.4%
7,900	Walter Industries, Inc.	92,825

Electric Services -- 5.2%
23,100	Audiovox Corp. (b)	258,489
8,000	Hawaiian Electric Industries, Inc.	366,800
12,000	Invision Technologies, Inc. (b)	298,200
17,600	Methode Electronics, Inc.	189,200

		1,112,689

Electronic Measuring Instruments -- 1.3%
7,300	Garmin Ltd. (b)	291,051

Energy -- 0.4%
6,600	Headwaters, Inc. (b)	96,954

Finance Services -- 0.8%
6,000	Central Pacific Financial Corp.	166,200

Fire, Marine & Casualty Insurance -- 1.0%
6,200	Arch Capital Group (b)	215,326

Common Stocks -- (Continued)
United States -- (Continued)
Food & Beverages -- 4.1%
8,700	Fresh Del Monte Produce, Inc.	$223,503
6,000	Landry's Seafood Restaurants, Inc.	141,600
3,800	RARE Hospitality International, Inc. (b)	124,184
11,800	Ryan Family Steak Houses, Inc. (b)	165,200
10,000	Sensient Technologies Corp.	229,900

		884,387

Gas Production & Distribution -- 0.8%
5,250	UGI Corp.	166,425

Hotels & Lodging -- 1.5%
3,900	Kerzner International Ltd. (b)	125,619
6,000	Mandalay Resort Group	191,100

		316,719

Household Furnishings -- 2.0%
2,800	American Woodmark Corp.	130,368
7,000	Fossil, Inc. (b)	164,920
5,900	La-Z-Boy, Inc.	132,042

		427,330

Insurance -- 1.4%
15,000	Scottish Annuity & Life Holdings Ltd.	303,150

Insurance Carriers -- 0.9%
6,600	UICI (b)	99,462
2,700	United Fire & Casualty	87,723

		187,185

Machinery -- 2.1%
4,000	AGCO Corp. (b)	68,320
6,000	Cuno, Inc. (b)	216,720
9,000	Intermagnetics General (b)	178,560

		463,600

Medical & Medical Services -- 7.4%
5,500	Bio-Rad Laboratories, Inc., Class A (b)	304,425
4,500	Conmed Corp. (b)	82,170
2,800	Coventry Health Care, Inc. (b)	129,248
8,500	Edwards Lifesciences Corp. (b)	273,190
2,000	Henry Schein, Inc. (b)	104,680
5,000	Kindred Healthcare, Inc. (b)	89,200
2,500	Mid Atlantic Medical Services, Inc. (b)	130,750
6,500	Pharmaceutical Resources, Inc. (b)	316,290
25,000	US Oncology, Inc. (b)	184,750

		1,614,703

Metals & Mining -- 3.7%
12,000	Precision Castparts Corp.	373,200
14,500	RTI International Metals, Inc. (b)	157,035
10,700	Timken Co.	187,357
3,900	Valmont Industries, Inc.	75,894

		793,486

Common Stocks -- (Continued)
United States -- (Continued)
Miscellaneous Business Services -- 0.6%
5,000	Ryder System, Inc.	$128,100

Nursing & Personal Care Facilities -- 0.5%
3,900	Manor Care, Inc. (b)	97,539

Office Equipment -- 1.1%
10,000	Global Imaging Systems, Inc. (b)	231,600

Paper & Paper Products -- 0.8%
7,800	Universal Forest Products	163,332

Petroleum & Petroleum Products -- 5.6%
9,200	Denbury Resources, Inc. (b)	123,556
6,000	Houston Exploration Co. (b)	208,200
3,800	Hydril Co. (b)	103,550
5,875	Patina Oil & Gas Corp.	188,881
10,500	Varco International, Inc. (b)	205,800
16,500	Veritas DGC, Inc. (b)	189,750
9,733	Xto Energy, Inc.	195,731

		1,215,468

Pharmaceuticals -- 0.6%
4,100	Omnicare, Inc.	138,539

Physical Fitness Facilities -- 0.9%
15,000	Nautilus Group, Inc.	186,000

Printing & Publishing -- 1.2%
4,600	Banta Corp.	148,902
9,600	Paxar Corp. (b)	105,600

		254,502

Real Estate Investment Trusts -- 1.9%
3,300	CBL & Associates Properties, Inc.	141,900
2,600	Colonial Properties Trust	91,494
3,000	Healthcare Realty Trust, Inc.	87,450
10,900	Hrpt Properties Trust	100,280

		421,124

Recreation & Utility Trailer Dealers -- 0.7%
3,600	Thor Industries, Inc.	146,952

Residential Building Construction -- 0.5%
4,100	Toll Brothers, Inc. (b)	116,071

Residential Lighting Fixtures -- 0.7%
5,600	Thomas Industries, Inc.	151,480

Retail -- 8.0%
5,000	AnnTaylor Stores Corp. (b)	144,750
4,000	Claire's Stores, Inc.	101,440
5,000	Columbia Sportswear Co. (b)	257,050
5,600	Hancock Fabrics, Inc.	90,440
14,500	Pier 1 Imports, Inc.	295,800
7,500	Polo Ralph Lauren Corp.	193,425
10,100	Reebok International Ltd. (b)	339,663
9,100	Urban Outfitters (b)	326,690

		1,749,258

Common Stocks -- (Continued)
United States -- (Continued)
Savings & Loan Associations -- 0.6%
3,200	WSFS Financial Corp.	$122,880

Semiconductor Equipment -- 0.9%
5,000	Imation Corp.	189,100

Steel -- 0.8%
2,600	Quanex Corp.	77,272
9,000	Steel Technologies	90,990

		168,262

Surgical Appliances & Supplies -- 1.2%
13,000	Mentor Corp.	251,940

Technology -- 1.5%
6,000	Black Box Corp.	217,200
20,000	Compuware Corp. (b)	115,400

		332,600

Telecommunications -- 0.7%
15,000	Inet Technologies, Inc. (b)	149,550

Transportation Services -- 2.9%
7,500	Interpool, Inc.	123,150
16,000	Kansas City Southern Industries, Inc. (b)	192,480
15,000	Werner Enterprises, Inc.	318,000

		633,630

Travel Services -- 1.0%
13,000	Pegasus Solutions, Inc. (b)	211,250

		19,398,921

Total Common Stocks (Cost $18,558,429)		20,920,128

Mutual Fund -- 1.6%
United States -- 1.6%
Exchange Traded Funds -- 1.6%
3,100	iShares S&P SmallCap 600 Index Fund	339,915

Total Mutual Fund (Cost $296,918)		339,915

Cash Equivalents -- 1.1%
245,650	Huntington Money Market Fund, Interfund Class*	245,650

Total Cash Equivalents (Cost $245,650)		245,650

Total (Cost $19,100,996) (a)		$21,505,693

See Notes to Portfolio of Investments, page 35

Huntington Mortgage Securities Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
U.S. Government Agencies & Mortgage Backed Agencies -- 83.1%
Federal Home Loan Bank -- 1.1%
$500,000	5.250%, 8/15/06	$551,200

Federal Home Loan Mortgage Corporation -- 9.0%
500,000	2.000%, 6/9/06	501,308
2,000,000	4.375%, 2/4/10	2,061,984
5,875	Pool # 380059, 9.500%, 10/1/04	6,110
357,801	Pool # C80391, 7.000%, 3/1/26	376,676
731,377	Pool # C90237, 6.500%, 11/1/18	766,291
475,376	Pool # D69575, 7.500%, 3/1/26	508,174
408,082	Pool # E00956, 6.000%, 3/1/16	424,540

		4,645,083

Federal National Mortgage Association -- 60.2%
1,000,000	2.875%, 5/19/08	1,004,410
1,507,158	5.000%, 12/25/17	1,518,576
1,493,435	4.500%, 6/1/18	1,526,415
398,702	Pool # 250551, 7.000%, 5/1/26	421,189
597,700	Pool # 254296, 6.500%, 4/1/22	628,094
1,635,006	Pool # 254486, 5.000%, 9/1/17	1,691,957
1,483,802	Pool # 254720, 4.500%, 5/1/18	1,516,569
896,093	Pool # 602879, 6.000%, 11/1/31	931,892
1,942,580	Pool # 684488, 5.000%, 12/1/17	2,010,244
1,981,319	Pool # 693256, 5.000%, 4/1/18	2,049,757
449,491	Pool # E65142, 6.500%, 7/1/11	473,562
1,500,000	REMIC Series 1993-163, Class PY, 6.750%, 3/25/22	1,507,231
1,412,299	REMIC Series 1998-M, Class A2, 6.250%, 1/25/08	1,561,595
1,242,574	REMIC Series 2001-60, Class GR, 6.000%, 4/25/30	1,275,832
2,000,000	REMIC Series 2002-47, Class YA, 5.500%, 2/25/15	2,067,914
618,952	REMIC Series 2002-74, Class YA, 5.000%, 11/25/17	620,511
1,493,052	REMIC Series 2003-3, Class JA, 5.000%, 2/25/18	1,504,614
406,312	REMIC Series 2230, Class PN, 7.000%, 3/15/29	410,160
1,000,000	REMIC Series 2399, Class EC, 5.500%, 1/15/09	1,048,047
2,000,000	REMIC Series 2481, Class PE, 6.000%, 4/15/31	2,083,114
1,150,915	REMIC Series 2518, Class A, 5.000%, 12/15/14	1,153,928
1,842,866	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,845,258
2,000,000	REMIC Series 2635, Class DT, 3.500%, 6/1/18	2,020,625

		30,871,494

U.S. Government Agencies & Mortgage Backed Agencies -- (Continued)
Government National Mortgage Association -- 12.8%
$8,739	Pool # 328651, 8.500%, 5/15/07	$9,559
1,887,840	Pool # 564759, 7.000%, 8/15/31	1,994,488
1,777,882	Pool # 663808, 5.000%, 11/1/17	1,839,809
1,000,000	REMIC Series 2002-13, Class KB, 6.000%, 8/16/29	1,037,276
1,615,000	REMIC Series 2002-13, Class KC, 6.000%, 7/16/30	1,689,912
		6,571,044

Total U.S. Government Agencies & Mortgage Backed Agencies (Cost $41,857,199)		42,638,821
Common Stocks -- 14.6%

Real Estate Investment Trusts -- 14.6%
8,000	Alexandria Real Estate Equities, Inc.	360,000
7,500	Boston Properties, Inc.	328,500
12,500	Brandywine Realty Trust	307,750
2,500	Camden Property Trust	87,375
5,000	CBL & Associates Properties, Inc.	215,000
5,000	Centerpoint Properties Corp.	306,250
10,000	Developers Diversified Realty Corp.	284,400
3,000	Duke Realty Corp.	82,650
5,000	Equity Office Properties Trust	135,050
7,500	Equity Residential Properties Trust	194,625
5,000	Essex Property Trust, Inc.	286,250
2,500	Gables Residential Trust	75,575
4,000	General Growth Properties	249,760
1,000	Getty Realty Corp.	22,320
2,500	Health Care Property Investors, Inc.	105,875
10,000	Healthcare Realty Trust, Inc.	291,500
5,000	Heritage Property Investment	135,400
5,000	Home Properties of New York, Inc.	176,200
4,500	Hospitality Properties Trust	140,625
5,000	Keystone Property Trust	92,550
6,000	Kimco Realty Corp.	227,400
2,500	Kramont Realty Trust	41,250
7,500	Mack-Cali Realty Corp.	272,850
2,500	Manufactured Home Communities, Inc.	87,775
5,000	Mid Atlantic Realty Trust	104,700
7,500	Mills Corp.	251,625
5,000	Parkway Properties, Inc.	210,250
6,000	Pennsylvania Real Estate Investment Trust	179,700
3,000	Prologis Trust	81,900
5,000	Public Storage, Inc.	169,350
2,500	Regency Centers Corp.	87,450
5,000	Rouse Co.	190,500
5,000	Shurgard Storage Centers, Class A	165,400
7,500	Simon Property Group, Inc.	292,725
Common Stocks -- (Continued)
Real Estate Investment Trusts -- (Continued)
10,000	SL Green Realty Corp.	$348,900
1,000	Sun Communities, Inc.	39,300
4,500	United Dominion Realty Trust, Inc.	77,490
14,000	Ventas, Inc.	212,100
5,000	Vornado Realty Trust	218,000
5,000	Washington Real Estate Investment Trust	136,000
5,000	Weingarten Realty Investors	209,500

Total Common Stocks (Cost $6,290,393)		7,481,820

Cash Equivalent -- 1.9%
998,045	Huntington Money Market Fund, Interfund Class*	998,045

Total Cash Equivalent (Cost $998,045)		998,045

Total (Cost $49,145,637) (a)		$51,118,686

See Notes to Portfolio of Investments, page 35

Huntington Ohio Tax-Free Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Municipal Bonds -- 99.3%
Ohio -- 99.3%
$750,000	Akron, OH, GO, 6.500%, 11/1/14	$957,944
500,000	Akron, OH, GO, Series A, 5.300%, 12/1/11	551,330
300,000	Aurora, OH, City School District, GO, (LOC-FGIC), 5.500%, 12/1/07	332,043
375,000	Avon Lake, OH, Water System, Revenue, Series A, (LOC-AMBAC), 5.500%, 10/1/15	430,673
500,000	Butler County, OH, GO, (AMBAC Ins), 5.000%, 12/1/12	546,950
1,020,000	Canton, OH, School District, GO, (MBIA Ins), 5.350%, 12/1/15	1,148,743
500,000	Chagrin Falls, OH, Exempt Village School District, Series 2, 5.100%, 12/1/10	554,495
75,000	Cincinnati, OH, City School District, GO (MBIA Ins), 5.000%, 12/1/08	85,686
150,000	Cincinnati, OH, Public Improvements, GO, 5.000%, 12/1/12	167,708
150,000	Cincinnati, OH, Water System Revenue, 5.500%, 12/1/12	174,665
135,000	Clark County, OH, GO, 3.000%, 12/1/06	141,433
105,000	Clark County, OH, GO, 3.250%, 12/1/07	110,747
100,000	Clark County, OH, GO, 6.000%, 12/1/15	115,713
205,000	Clermont County, OH, Refunding Revenue, Mercy Health System, (AMBAC Ins), 5.625%, 9/1/16	226,956
250,000	Cleveland, OH, Public Improvements Refunding, GO, (MBIA Ins), 5.500%, 8/1/05	271,400
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$180,000	Cleveland, OH, Public Power System Revenue, 5.250%, 11/15/16	$199,876
200,000	Cleveland, OH, Refunding Public Improvements, GO, (MBIA Ins), 5.500%, 8/1/09	229,352
340,000	Cleveland, OH, Waterworks Refunding Revenue, (FSA Ins), 5.000%, 1/1/07	375,595
1,500,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/12	1,686,554
990,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.250%, 1/1/13	1,104,601
1,250,000	Cleveland, OH, Waterworks Refunding Revenue, Series I, (FSA Ins), 5.000%, 1/1/16	1,345,137
50,000	Columbus OH, University & College Improvements Revenue, (AMBAC Ins), 6.000%, 12/1/08	58,475
600,000	Columbus, OH, Police/Fireman Disability, GO, 5.000%, 7/15/13	662,753
2,000,000	Columbus, OH, Public Improvement, GO, Series 2, 5.000%, 6/15/12	2,231,859
75,000	Columbus, OH, Sewer Refunding Revenue, 5.000%, 6/1/07	83,453
107,200	Columbus, OH, Special Assessment, 5.700%, 7/15/06	111,612
100,000	Cuyahoga County, OH, Hospital Refunding Revenue, 5.500%, 1/15/16	108,705
500,000	Cuyahoga County, OH, GO, 5.200%, 11/15/09	547,560
500,000	Cuyahoga County, OH, GO, Hospital Revenue, Walker Center, Series I, 5.250%, 1/1/13	555,995
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Cuyahoga Falls, OH, GO, (MBIA Ins), 5.400%, 12/1/06	$222,970
500,000	Dayton, OH, GO, (MBIA Ins), 5.000%, 12/1/12	551,905
250,000	Dover, OH, Municipal Electric System, (FGIC Ins), 5.500%, 12/1/07	274,308
500,000	Euclid, OH, GO, 5.300%, 12/1/07	548,675
500,000	Euclid, OH, GO, 5.450%, 12/1/08	549,930
500,000	Euclid, OH, GO, 5.000%, 12/1/12	556,140
205,000	Fairlawn, OH, GO, 5.750%, 12/1/13	212,384
500,000	Findlay, OH, GO, 5.500%, 7/1/08	558,635
250,000	Findlay, OH, Sewer Systems Refunding, GO, 5.200%, 7/1/06	255,000
305,000	Franklin County, OH, GO, 6.000%, 9/1/06	326,875
75,000	Franklin County, OH, GO, 5.250%, 12/1/07	77,673
500,000	Franklin County, OH, Hospital Facility Authority, Refunding Revenue, 5.800%, 11/1/10	549,535
125,000	Franklin County, OH, Public Improvements, GO, 5.500%, 12/1/14	140,345
300,000	Franklin County, OH, Refunding, GO, 5.050%, 12/1/05	310,446
500,000	Gahanna, OH, GO, 5.550%, 6/1/05	529,395
205,000	Grandview Heights, OH, GO, 7.100%, 12/1/06	209,959
250,000	Grandview Heights, OH, GO, City School District, 5.400%, 12/1/05	274,313
300,000	Greene County, OH, Water Systems Revenue, Series A, (FGIC Ins), 5.750%, 12/1/09	347,259
250,000	Hamilton County, OH, Sewer Improvement Revenue, 5.000%, 12/1/14	272,063
500,000	Hamilton County, OH, GO, 5.100%, 12/1/11	516,985
1,795,000	Hamilton County, OH, GO, 5.250%, 12/1/15	1,993,041
250,000	Hancock County, OH, Public Improvements, GO, 5.450%, 12/1/17	276,673
315,000	Hancock County, OH, Refunding & Improvement Revenue, GO, 5.200%, 12/1/08	343,407
170,000	Hilliard, OH, GO, 5.350%, 12/1/06	186,866
180,000	Hilliard, OH, GO, 5.500%, 12/1/07	196,648
250,000	Hudson City, OH, GO, 5.000%, 12/1/14	276,483
250,000	Kent State University, OH, Revenue, 5.000%, 5/1/05	266,838
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$500,000	Kent State University, OH, Revenue, (MBIA Ins), 5.300%, 5/1/10	$562,210
255,000	Lakewood, OH, City School District, GO, 5.050%, 12/1/05	264,466
310,000	Lakewood, OH, City School District, GO, (FGIC Ins), 4.900%, 12/1/15	343,936
130,000	Lakewood, OH, Hospital Improvement Authority, Refunding Revenue, Series 1, (MBIA Ins), 5.000%, 2/15/14	130,402
100,000	Lakewood, OH, Sewer Systems Refunding, Series B, GO, 5.550%, 12/1/08	110,220
200,000	Lakota, OH, Local School District, GO, (AMBAC Ins), 7.000%, 12/1/08	247,660
150,000	London, OH, City School District, GO, 5.500%, 12/1/14	173,993
500,000	Lorain County, OH, Revenue, Series B, Catholic Healthcare Partners, 6.000%, 9/1/08	583,205
100,000	Lorain, OH, Water Authority Revenue, (AMBAC Ins), 5.100%, 10/1/09	114,879
50,000	Lucas County, OH, Hospital Refunding Revenue, Saint Vincent Medical Center, Series B, (MBIA Ins), 5.250%, 8/15/12	51,211
205,000	Lucas County, OH, Juvenile Justice, GO (FGIC Ins), 5.750%, 11/15/11	230,933
250,000	Mahoning County, OH, Water Systems Refunding Revenue, 7.000%, 5/15/06	267,750
100,000	Mahoning County, OH, GO, Sewer Improvement, 5.700%, 12/1/07	106,806
100,000	Mahoning County, OH, Public Improvements, GO, (MBIA Ins), 5.700%, 12/1/09	106,806
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins), 5.200%, 12/1/14	562,480
100,000	Manfield, OH, City School District, GO, (MBIA Ins), 5.350%, 12/1/14	112,251
500,000	Mason, OH, City School District, GO, 5.150%, 12/1/12	564,515
300,000	Mentor, OH, Public Improvements, GO, 5.250%, 12/1/10	339,519
250,000	Miami County, OH, GO, 4.875%, 12/1/10	276,593
500,000	Miami University, OH, General Receipt Revenue, 5.400%, 12/1/05	518,425
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Middleburg Heights, OH, Hospital Refunding Revenue, Southwest General Health Center, 5.625%, 8/15/15	$225,156
500,000	Montgomery County, OH, GO, 5.400%, 12/1/11	561,750
250,000	Montgomery County, OH, Public Improvements, GO, 5.300%, 12/1/06	279,965
100,000	Montgomery County, OH, Public Improvements, GO, 5.500%, 12/1/11	115,752
50,000	Montgomery County, OH, Public Improvements, GO, 5.500%, 12/1/13	57,275
155,000	Montgomery County, OH, Solid Waste Revenue, 6.000%, 11/1/05	171,497
190,000	Montgomery, OH, GO, 5.600%, 12/1/05	190,000
195,000	Montgomery, OH, GO, 5.750%, 12/1/06	195,000
100,000	Muskingum County, OH, Hospital Facilities Refunding Revenue, Bethesda Hospital Association, (LOC-Connie Lee), 5.400%, 12/1/16	108,712
250,000	Muskingum County, OH, Refunding & Improvement Revenue, Bethesda Care System, (LOC-Connie Lee), 5.350%, 12/1/07	283,578
100,000	North Olmsted, OH, Public Improvements Refunding, GO, (FGIC Ins), 5.250%, 12/1/11	113,798
100,000	North Olmsted, OH, Public Improvements Refunding, GO, (FGIC Ins), 5.500%, 12/1/12	114,940
100,000	North Olmsted, OH, Public Improvements, GO, (AMBAC Ins), 5.000%, 12/1/16	108,135
300,000	Northeast, OH, Regional Sewer District Revenue, 5.500%, 11/15/12	328,695
235,000	Norwalk, OH, GO, 5.550%, 4/1/09	261,010
250,000	Norwalk, OH, GO, 5.600%, 4/1/10	278,000
300,000	Norwalk, OH, Refunding, GO, 5.900%, 4/1/15	335,988
420,000	Ohio State Building Authority Revenue, Series A, 5.375%, 10/1/12	477,557
1,020,000	Ohio State Building Authority Revenue, Series A, 5.375%, 10/1/14	1,147,326
70,000	Ohio State Building Authority Sports Facilities Revenue, (FSA Ins), 5.200%, 10/1/09	79,621
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$300,000	Ohio State Building Authority Sports Facilities Revenue, (FSA Ins), 5.375%, 10/1/11	$336,816
150,000	Ohio State Building Authority State Facilities Refunding Revenue, Adult Correctional, Series A, (FSA Ins), 5.000%, 10/1/05	162,200
300,000	Ohio State Building Authority State Facilities Revenue, Administration Building, Series A, 5.375%, 10/1/13	342,216
400,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/09	465,948
135,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/15	155,118
200,000	Ohio State Building Authority State Facilities, Adult Correctional, Series A, 5.500%, 10/1/13	231,042
200,000	Ohio State Higher Education Capital Facilities, GO, Series B, 5.625%, 5/1/15	235,700
250,000	Ohio State Higher Education Facility Refunding Revenue, John Carroll University Project, 5.350%, 10/1/05	257,505
600,000	Ohio State Higher Education Facility Refunding Revenue, Oberlin College, 5.250%, 10/1/14	696,737
445,000	Ohio State Higher Education Facility Revenue, Denison University Project, 5.400%, 11/1/11	492,001
535,000	Ohio State Higher Education, Series A, 5.000%, 5/1/09	606,428
300,000	Ohio State Higher Educational Facilities Revenue, Xavier University, (MBIA Ins), 5.350%, 5/15/12	332,409
400,000	Ohio State Infrastructure Improvement Refunding, GO, Series R, 5.250%, 8/1/12	449,660
250,000	Ohio State Mental Health Capital Facilities Revenue, Series II-A, 5.000%, 6/1/08	281,355
810,000	Ohio State Natural Resources Capital Facilities, GO, 4.800%, 4/1/10	878,096
1,975,000	Ohio State Public Facilities Commision Refunding Revenue, Series II-A, (LOC-MBIA), 5.000%, 12/1/11	2,175,758
260,000	Ohio State Public Facilities Commission Refunding Revenue, 4.500%, 6/1/05	275,855
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$100,000	Ohio State Public Facilities Commission Revenue, Higher Education Capital Facilities, Series II-A, 4.500%, 11/1/09	$111,661
175,000	Ohio State Public Facilities Commission Revenue, Higher Education Capital Facilities, Series II-A, 5.000%, 11/1/12	192,161
100,000	Ohio State Public Facilities Commission Revenue, Mental Health, (MBIA Ins), 4.500%, 12/1/06	107,595
350,000	Ohio State Public Improvements, GO, 5.900%, 8/1/06	389,785
100,000	Ohio State University General Receipts Revenue, Series A, 5.125%, 12/1/11	113,008
900,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, (MBIA Ins), 5.000%, 12/1/14	979,424
1,000,000	Ohio State Water Development Authority Pollution Control Facilities Revenue, (MBIA Ins), 5.000%, 6/1/15	1,086,519
170,000	Ohio State Water Development Authority Revenue, (AMBAC Ins), 6.000%, 12/1/08	173,857
95,000	Ohio State Water Development Authority Revenue, (MBIA Ins), 5.750%, 12/1/05	97,144
745,000	Ohio State Water Development Authority Revenue, Public Improvements, (FSA Ins), 5.000%, 6/1/14	811,632
975,000	Ohio State Water Development Authority, Sewer System Improvements Revenue, (FSA Ins), 5.000%, 6/1/15	1,060,341
50,000	Ohio University General Receipts, GO, 5.000%, 12/1/13	51,846
300,000	Pickerington OH, Local School District, GO, 3.750%, 12/1/07	322,734
250,000	Pickerington, OH, Local School District, GO, (AMBAC Ins), 5.550%, 12/1/07	259,163
500,000	Rocky River, OH, City School District, GO, 5.150%, 12/1/08	572,850
500,000	Solon, OH, GO, 5.250%, 12/1/07	546,050
500,000	State Building Authority, Series A, 5.250%, 10/1/11	570,200
55,000	Strongsville, OH, GO, 6.700%, 12/1/11	64,230
250,000	Summit County, OH, GO, (MBIA Ins), 5.650%, 12/1/07	259,265
335,000	Swanton, OH, Local School Disctrict, School Improvement, GO, (FGIC Ins), 4.900%, 12/1/15	369,187
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, GO, (FGIC Ins), 5.150%, 12/1/14	$556,950
115,000	Toledo, OH, Sewer System Revenue, 5.250%, 11/15/13	129,573
500,000	Troy, OH, Capital Facilities, GO, 6.250%, 12/1/11	590,830
350,000	Trumbull County, OH, Public Improvements Refunding, GO, (MBIA Ins), 5.125%, 12/1/13	400,334
550,000	Twinsburg, OH, Local School District, GO, (FGIC Ins), 5.400%, 12/1/09	620,850
500,000	University of Cincinnati, OH, COP, University Center Project, 5.100%, 6/1/11	570,550
250,000	University of Cincinnati, OH, General Receipts Revenue, Series V, 5.250%, 6/1/08	269,480
265,000	University of Cincinnati, OH, General Receipts Revenue, Series V, 5.350%, 6/1/09	284,319
500,000	Vandalia, OH, Various Purpose Improvement Revenue, GO, 5.450%, 12/1/10	557,400
175,000	Warren County, OH, Sewer Improvement, P&G Co./Lower Miami, GO, 5.250%, 12/1/08	191,293
185,000	Warren County, OH, Sewer Improvement, P&G Co./Lower Miami, GO, 5.350%, 12/1/09	201,461
400,000	Warren County, OH, Water Improvement, The P&G Project, GO, 5.250%, 12/1/07	436,640
100,000	West Clermont, OH, Local School District, GO, (AMBAC Ins), 6.900%, 12/1/12	115,213
500,000	Westlake, OH, City School District, Series A, GO, 5.500%, 12/1/10	565,450
500,000	Westlake, OH, Refunding and Improvement, GO, 5.350%, 12/1/10	571,065
100,000	Youngstown, OH, GO, (MBIA Ins), 6.125%, 12/1/14	108,376

		59,728,059

Total Municipal Bonds (Cost $55,989,154)		59,728,059

Cash Equivalent -- 0.0%
7,028	Merrill Lynch Institutional Tax Exempt Fund	7,028

Total Cash Equivalent (Cost $7,028)		7,028

Total (Cost $55,996,182) (a)		$59,735,087

See Notes to Portfolio of Investments, page 35

Huntington Michigan Tax-Free Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Municipal Bonds -- 96.4%
Michigan -- 96.4%
$295,000	Atherton, MI, Community School District, 6.000%, 5/1/09	$349,587
150,000	Bath, MI, Community Schools Refunding, GO, (FGIC Ins), 5.750%, 5/1/25	164,385
150,000	Bay City, MI, GO, (AMBAC Ins), 5.200%, 9/1/12	150,822
100,000	Bedford, MI, Public School District, GO, (FSA Ins), 4.650%, 5/1/12	106,679
400,000	Birmingham, MI, GO, 5.750%, 10/1/14	464,764
500,000	Brandon, MI, School District, GO, (FGIC Ins), 5.875%, 5/1/16	565,419
100,000	Burton, MI, Water Supply & Sewer, 5.000%, 12/1/08	113,974
500,000	Cadillac, MI, Area Public Schools, (FGIC Ins), 5.375%, 5/1/10	545,434
800,000	Caledonia, MI, Community Schools, 5.250%, 5/1/15	887,431
135,000	Clarkson, MI, Community Schools Refunding, GO, (AMBAC Ins), 5.000%, 5/1/08	151,918
300,000	Coopersville, MI, Public Schools, (MBIA Ins), 4.875%, 5/1/15	320,370
75,000	Decatur, MI, Public Schools, GO, (FSA Ins), 5.500%, 5/1/05	80,713
150,000	Detroit, MI, Public Improvements, Series A, GO, (FGIC Ins), 5.375%, 4/1/11	167,256
300,000	Detroit, MI, Public Improvements, Series A, GO, (MBIA Ins), 5.500%, 4/1/06	332,310
400,000	Detroit, MI, Refunding, Series B, GO, (MBIA Ins), 5.000%, 4/1/06	437,608
75,000	Detroit, MI, Refunding, Series B, GO, (MBIA Ins), 6.375%, 4/1/06	82,289
250,000	Detroit, MI, Refunding, Series B, GO, (MBIA Ins), 5.375%, 4/1/13	285,688
200,000	Detroit, MI, School District, (FGIC Ins), 5.000%, 5/1/09	226,354
300,000	Detroit, MI, School District, GO, (FGIC Ins), 5.375%, 5/1/15	332,823
100,000	Detroit, MI, Sewer Disposal Revenue, (MBIA Ins), 5.250%, 7/1/09	108,851
100,000	Ferndale, MI, GO, (FGIC Ins), 6.000%, 5/1/08	117,086
500,000	Ferndale, MI, GO, (FGIC Ins), 5.250%, 4/1/16	540,700
250,000	Ferris State University, (FGIC Ins), 5.150%, 10/1/09	271,258
250,000	Forest Hills, MI, Public Schools, 5.250%, 5/1/13	280,073
400,000	Fowlerville, MI, Community Schools, (MBIA Ins), 5.350%, 5/1/10	451,652
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$200,000	Genesee County, MI, Building Authority, (AMBAC Ins), 5.100%, 5/1/14	$217,028
50,000	Gerrish & Higgins, MI, School District Refunding, GO, (FSA Ins), 5.100%, 5/1/10	53,707
500,000	Gibraltar, MI, School District, (MBIA Ins), 5.000%, 5/1/08	562,659
200,000	Godwin Heights, MI, Public Schools, GO, 5.600%, 5/1/14	227,002
545,000	Grand Rapids, MI, Downtown Development Authority, (MBIA Ins), 6.600%, 6/1/08	580,752
490,000	Greenville, MI, Public Schools, (FSA Ins), 4.900%, 5/1/13	526,128
500,000	Grosse Isle Township, MI, School District, (FGIC Ins), 5.600%, 5/1/10	569,164
655,000	Holland, MI, Water Supply System, 5.250%, 7/1/12	709,614
200,000	Huron Valley, MI, School District, GO, 5.500%, 5/1/17	227,026
100,000	Huron Valley, MI, School District, GO, (FGIC Ins), 5.350%, 5/1/07	112,519
80,000	Ingham County, MI, Building Authority Refunding Revenue, (AMBAC Ins), 5.000%, 11/1/16	84,463
50,000	Kalamazoo, MI, Building Authority, 4.400%, 10/1/10	53,914
450,000	Kelloggsville, MI, Public Schools, (FGIC Ins), 5.000%, 5/1/13	489,380
175,000	Kent County, MI, Building Authority, GO, 5.000%, 11/1/09	194,654
250,000	Kent County, MI, Building Authority, GO, 5.000%, 6/1/14	273,433
75,000	Kent County, MI, Building Authority, GO, 4.800%, 6/1/16	80,465
100,000	Kent County, MI, Hospital Finance Authority Revenue, Series A, 5.000%, 1/15/06	107,425
500,000	Lake Shore, MI, Public Schools, (FSA Ins), 5.400%, 5/1/12	555,109
250,000	Lansing, MI, Board of Water & Light, 5.000%, 7/1/15	272,613
100,000	Livingston County, MI, Water & Sewer Improvements Revenue, (MBIA Ins), 5.000%, 6/1/15	106,603
110,000	Mancelona, MI, Public Schools, (FGIC Ins), 5.200%, 5/1/12	119,090
125,000	Mattawan, MI, Consolidated School District, 4.850%, 5/1/05	132,988
45,000	Michigan Municipal Building Authority, 5.250%, 10/1/07	50,885
75,000	Michigan Municipal Building Authority, 6.000%, 10/1/07	87,086
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$250,000	Michigan Municipal Building Authority, 5.875%, 10/1/17	$303,223
100,000	Michigan State Building Authority, 5.500%, 10/1/05	109,329
250,000	Michigan State Building Authority, 5.000%, 10/15/07	279,885
250,000	Michigan State Building Authority, 5.100%, 10/1/08	283,790
50,000	Michigan State Building Authority, 5.200%, 10/1/09	56,828
1,420,000	Michigan State Building Authority, 5.000%, 10/15/12	1,563,306
1,030,000	Michigan State Building Authority, 5.000%, 10/15/14	1,115,624
500,000	Michigan State Building Authority, 5.125%, 10/15/15	552,545
100,000	Michigan State Building Authority Revenue, 5.500%, 10/15/06	112,218
300,000	Michigan State Comprehensive Transit Refunding Revenue, Series A, (MBIA Ins), 5.250%, 8/1/12	331,686
610,000	Michigan State Comprehensive Transit Revenue, Series A, (MBIA Ins), 5.000%, 11/1/10	675,288
660,000	Michigan State Hospital Financing Authority, (AMBAC Ins), 6.000%, 1/1/09	701,052
10,000	Michigan State Hospital Financing Authority, (AMBAC Ins), 5.750%, 5/15/16	10,313
250,000	Michigan State Underground Storage Tank Financial Assurance Authority, (AMBAC Ins), 5.500%, 5/1/09	276,005
50,000	Muskegon, MI, GO, (MBIA Ins), 4.000%, 6/1/06	53,562
50,000	Oakland County, MI, 4.950%, 10/1/09	54,265
55,000	Ottawa County, MI, Holland Township Water Supply, GO, 5.500%, 8/1/06	61,293
500,000	Paw Paw, MI, Public School District, GO, (FGIC Ins), 6.500%, 5/1/09	604,775
285,000	Romeo, MI, Community School District, GO, 5.250%, 5/1/15	316,148
640,000	Saginaw Valley State University, (AMBAC Ins), 5.000%, 7/1/12	706,982
200,000	South Lyon, MI, Community Schools, GO, (FGIC Ins), 5.375%, 5/1/06	221,080
500,000	St. Joseph, MI, Hospital Financing Authority, (AMBAC Ins), 5.125%, 1/1/09	519,205
50,000	Sterling Heights, MI, Public Improvements, GO, 5.250%, 10/1/06	55,646
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$120,000	Traverse City, MI, Area Public Schools, (FGIC Ins), 7.250%, 5/1/07	$142,660
400,000	Troy, MI, Downtown Development Authority, (LOC-Radian), 6.100%, 11/1/10	447,780
275,000	Unionville-Sebewaing, MI, Area School District, 5.000%, 5/1/07	305,894
300,000	University of Michigan Refunding Revenue, Series A-1, 5.250%, 12/1/10	331,719
500,000	Van Buren County, MI, GO, (AMBAC Ins), 5.000%, 5/1/16	542,400
150,000	Wayne County, MI, GO, 5.200%, 10/1/12	168,957
750,000	Wayne County, MI, Public Improvements, Series A, GO, 5.250%, 10/1/12	839,370
100,000	Wayne County, MI, Westland Community Schools, GO, (FSA Ins), 5.125%, 5/1/14	109,560
500,000	Wayne State University, (FGIC Ins), 4.750%, 11/15/08	563,030
110,000	West Branch Rose City, MI, Area School District, GO, 5.375%, 5/1/07	123,871
355,000	West Ottawa, MI, Public School District, (FGIC Ins), 5.400%, 5/1/09	401,494
145,000	West Ottawa, MI, Public School District, (FGIC Ins), 5.400%, 5/1/09	163,704
75,000	Western Michigan University Refunding Revenue, (FGIC Ins), 5.000%, 11/15/11	82,615
300,000	Whiteford, MI, Agricultural School District, 5.000%, 5/1/15	327,825
100,000	Whittemore Prescott, MI, Area School District, 5.200%, 5/1/09	110,263
85,000	Wyandotte, MI, Electric Utility Refunding Revenue, (MBIA Ins), 5.375%, 10/1/13	95,082

		27,649,423

Total Municipal Bonds (Cost $26,208,100)		27,649,423

Cash Equivalent -- 2.8%
805,955	Merrill Lynch Institutional Tax Exempt Fund	805,955

Total Cash Equivalent (Cost $805,955)		805,955

Total (Cost $27,014,055) (a)		$28,455,378

See Notes to Portfolio of Investments, page 35

Huntington Fixed Income Securities Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Corporate Bonds -- 60.5%
Auto/Truck Parts & Equipment -- 0.7%
$1,000,000	Carlisle Cos., Inc., 7.250%, 1/15/07	$1,111,078

Banks -- 1.4%
1,000,000	First Tennessee Bank, 6.400%, 4/1/08	1,148,526
1,000,000	KeyCorp, 6.750%, 3/15/06	1,117,040

		2,265,566

Building & Construction -- 1.1%
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,832,276

Business Services -- 0.7%
1,000,000	Reynolds & Reynolds, 7.000%, 12/15/06	1,111,467

Diversified Financial Services -- 8.6%
2,000,000	American General Finance, 6.100%, 5/22/06	2,213,904
1,000,000	Bear Stearns Co., 6.625%, 1/15/04	1,028,774
1,000,000	Ford Motor Credit Co., 7.750%, 3/15/05	1,063,851
1,000,000	Ford Motor Credit Co., 7.600%, 8/1/05	1,073,688
2,000,000	General Electric Capital Corp., 5.450%, 1/15/13	2,166,284
3,000,000	Lehman Brothers Holdings, 7.500%, 9/1/06	3,458,892
1,000,000	MBNA America Bank N.A., 6.500%, 6/20/06	1,103,278
1,000,000	MBNA Corp., 6.875%, 6/1/05	1,077,553
1,000,000	McDonnell Douglas Finance, 7.020%, 10/1/03	1,014,318

		14,200,542

Diversified Manufacturing -- 2.1%
2,000,000	Eaton Corp., 8.900%, 8/15/06	2,383,306
1,000,000	Norsk Hydro AS, 6.700%, 1/15/18	1,138,759

		3,522,065

Diversified Telecommunications -- 0.8%
1,000,000	Alltel Ohio LP, 8.000%, 8/15/10 (c)	1,250,141

Electrical Services -- 7.5%
1,000,000	Atlantic City Electric, 6.750%, 5/12/08	1,129,166
1,000,000	Cincinnati Gas & Electric Co., 6.400%, 4/1/08	1,120,073
1,000,000	Cinergy Global Resources, 6.200%, 11/3/08 (c)	1,142,612
1,000,000	CLECO Corp., 6.520%, 5/15/09	1,099,601
1,000,000	Constellation Energy Group, 7.600%, 4/1/32	1,202,041
2,000,000	Dominion Resources, Inc., 5.000%, 3/15/13	2,072,994
1,000,000	Firstenergy Corp., 6.450%, 11/15/11	1,097,360
1,300,000	Jersey Central Power & Light, 7.125%, 10/1/04	1,306,735
1,000,000	Minnesota Power & Light, 7.750%, 6/1/07	1,015,931
1,185,000	Pacificorp, 6.750%, 4/1/05	1,283,373

		12,469,886

Corporate Bonds -- (Continued)
Electronic Components -- 0.7%
$1,000,000	Philips Electronics NV, 8.375%, 9/15/06	$1,168,770

Electronic Equipment & Instruments -- 3.5%
2,000,000	Comed Financing III, 6.350%, 3/15/33	2,063,226
1,000,000	Cooper Industries, Inc., 5.250%, 7/1/07	1,083,320
1,000,000	Parker - Hannifin Corp., 5.650%, 9/15/03	1,008,264
1,000,000	Thermo Electron Corp., 7.625%, 10/30/08	1,108,456
500,000	Watts Industries, 8.375%, 12/1/03	513,980

		5,777,246
Finance - Consumer Loans -- 3.8%
2,000,000	Capital One Bank, 6.500%, 7/30/04	2,075,762
1,000,000	Ford Motor Credit Co., 7.375%, 2/1/11	1,033,872
1,000,000	General Motors Acceptance Corp., 6.750%, 11/4/04	1,046,905
1,000,000	General Motors Acceptance Corp., 6.875%, 9/15/11	1,003,337
1,000,000	Household Financial Corp., 5.750%, 1/30/07	1,103,639

		6,263,515

Financial Services -- 1.4%
2,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	2,323,960

Food - Miscellaneous/Diversified -- 1.8%
750,000	Diageo PLC, 7.125%, 9/15/04	802,019
2,000,000	Safeway, Inc., 7.250%, 9/15/04	2,125,160

		2,927,179

Health Care Products -- 1.0%
1,400,000	Allegiance Corp., 7.300%, 10/15/06	1,612,646

Hotels, Restaurants & Leisure -- 0.6%
1,000,000	Carnival Corp., 6.150%, 10/1/03	1,011,468

Household Durables -- 1.2%
2,000,000	American Home Products, 5.875%, 3/15/04	2,062,076

Insurance -- 2.7%
815,000	Ace Ina Holdings, 8.200%, 8/15/04	869,559
1,000,000	Anthem Insurance, 9.125%, 4/1/10 (c)	1,259,174
1,000,000	Everest Reinsurance Holdings Co., 8.750%, 3/15/10	1,195,983
1,000,000	Lincoln National Corp., 7.250%, 5/15/05	1,101,077

		4,425,793

Medical Instruments & Supplies -- 1.4%
2,170,000	Boston Scientific, 6.625%, 3/15/05	2,335,515

Multimedia -- 2.0%
1,000,000	AOL Time Warner, Inc., 7.750%, 6/15/05	1,097,967
1,000,000	AOL Time Warner, Inc., 7.625%, 4/15/31	1,154,105
1,000,000	E.W. Scripps Co., 6.625%, 10/15/07	1,130,884

		3,382,956

Corporate Bonds -- (Continued)
Petroleum & Petroleum Products -- 2.8%
$1,000,000	Enterprise Products, 7.500%, 2/1/11	$1,198,642
1,000,000	Enterprise Products, 6.375%, 2/1/13	1,142,033
1,000,000	Kinder Morgan Energy Partners, 6.800%, 3/1/08	1,141,630
1,000,000	Kinder Morgan Energy Partners, 7.400%, 3/15/31	1,208,031

		4,690,336

Printing & Publishing -- 1.0%
1,200,000	Knight-Ridder, Inc., 9.875%, 4/15/09	1,620,936

Pulp Mills -- 1.9%
1,031,000	Westvaco Corp, 7.000%, 8/15/23	1,059,383
2,000,000	Weyerhaeuser Co., 5.500%, 3/15/05	2,115,844

		3,175,227

Railroads -- 1.3%
1,000,000	Atchison Topeka & Santa Fe Railroad, 6.550%, 7/1/06	1,121,598
1,000,000	Canadian National Railway, 7.000%, 3/15/04	1,037,149

		2,158,747

Real Estate Investment Trusts -- 6.5%
1,045,000	Avalon Properties, 6.875%, 12/15/07	1,172,894
2,000,000	Camden Property Trust, 7.172%, 6/21/04	2,092,896
1,000,000	Carramerica Realty Corp, 6.625%, 3/1/05	1,068,055
1,500,000	Gables Realty, 5.750%, 7/15/07	1,603,371
500,000	Kimco Realty Corp., 6.500%, 10/1/03	506,283
894,000	Liberty Property LP, 7.100%, 8/15/04	948,032
1,000,000	MACK-CALI Realty LP, 7.750%, 2/15/11	1,199,060
310,000	Merry Land & Investment Co., Inc, 7.250%, 6/15/05	338,591
580,000	Simon Property Group LP, 7.375%, 1/20/06	651,477
1,000,000	Weingarten Realty Investment, 7.350%, 7/20/09	1,179,839

		10,760,498

Retail -- 1.7%
2,500,000	Tandy Corp., 6.950%, 9/1/07	2,885,578

Telecommunications, Services -- 0.8%
1,000,000	Verizon Global Funding Corp., 7.750%, 12/1/30	1,266,477

Telephone Communication -- 1.5%
1,000,000	Century Tel, Inc., 7.875%, 8/15/12	1,262,031
1,000,000	Cox Communications, Inc., 7.750%, 8/15/06	1,153,786

		2,415,817

Total Corporate Bonds (Cost $92,924,954)		100,027,761

U.S. Government Agencies -- 17.0%
Federal Home Loan Bank -- 2.4%
2,000,000	2.300%, 3/10/06	2,016,782
2,000,000	2.500%, 3/10/06	2,019,902

		4,036,684

U.S. Government Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- 7.4%
$5,000,000	2.600%, 4/29/05	$5,024,275
3,000,000	3.125%, 12/16/05	3,028,494
3,000,000	2.000%, 5/21/07	3,008,823
1,000,000	5.750%, 3/15/09	1,148,613

		12,210,205

Federal National Mortgage Association -- 6.6%
1,000,000	3.000%, 11/1/05	1,024,682
3,000,000	3.000%, 6/30/06	3,027,165
2,029,533	6.000%, 8/1/17	2,118,329
4,000,000	6.210%, 8/6/38	4,729,096

		10,899,272

Student Loan Marketing Association -- 0.6%
1,000,000	0.890%, 8/21/03**	999,990

Total U.S. Government Agencies (Cost $27,149,357)		28,146,151

U.S. Government Mortgage Backed Agencies -- 2.5%
Federal Home Loan Mortgage Corporation -- 1.3%
1,966,249	6.500%, 8/1/16	2,074,272

Government National Mortgage Association -- 1.2%
613,255	Pool #345128, 6.500%, 1/15/24	647,448
142,331	Pool #352982, 7.500%, 5/15/24	152,306
141,356	Pool #363175, 7.000%, 11/15/08	151,969
55,589	Pool #363194, 7.000%, 1/15/09	59,721
249,235	Pool #372962, 7.000%, 3/15/24	264,935
119,690	Pool #373015, 8.000%, 6/15/24	129,986
473,121	Pool #383488, 7.000%, 2/15/09	508,282
77,999	Pool #391615, 8.500%, 9/15/24	85,236

		1,999,883

Total U.S. Government Mortgage Backed Agencies (Cost $3,905,854)		4,074,155

U.S. Treasury Obligations -- 15.9%
U.S. Treasury Bonds -- 8.9%
1,000,000	8.125%, 8/15/19	1,446,289
1,000,000	8.750%, 8/15/20	1,531,367
2,000,000	6.875%, 8/15/25	2,635,156
2,000,000	6.750%, 8/15/26	2,606,172
1,500,000	5.250%, 11/15/28	1,632,833
3,000,000	6.250%, 5/15/30	3,734,765
1,000,000	5.375%, 2/15/31	1,126,055

		14,712,637

U.S. Treasury Inflation Protected Bonds -- 3.7%
4,000,000	3.375%, 1/15/12	4,684,564
1,000,000	3.625%, 4/15/28	1,385,153

		6,069,717

U.S. Treasury Notes -- 3.3%
4,500,000	6.125%, 8/15/29	5,498,613

Total U.S. Treasury Obligations (Cost $23,841,054)		26,280,967

Cash Equivalent -- 3.7%
6,102,074	Huntington Money Market Fund, Interfund Class*	6,102,074

Total Cash Equivalent (Cost $6,102,074)		6,102,074

Total (Cost $153,923,293) (a)		$164,631,108

See Notes to Portfolio of Investments, page 35

Huntington Intermediate Government Income Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
U.S. Government Agencies -- 52.8%
Federal Farm Credit Bank -- 1.2%
$1,000,000	5.750%, 1/18/11	$1,146,209

Federal Home Loan Bank -- 12.1%
1,250,000	5.375%, 2/15/07	1,390,409
2,000,000	4.250%, 10/7/08	2,016,064
2,000,000	5.985%, 4/9/09	2,332,122
2,000,000	6.625%, 11/15/10	2,406,974
3,000,000	7.605%, 2/25/15	3,732,927

		11,878,496

Federal Home Loan Mortgage Corporation -- 19.4%
2,000,000	3.500%, 9/15/07	2,090,842
1,255,000	3.650%, 5/7/08	1,279,868
2,000,000	3.000%, 5/13/08	2,028,416
2,000,000	5.000%, 7/30/09	2,073,118
2,000,000	6.000%, 6/15/11	2,335,766
2,000,000	6.000%, 5/25/12	2,078,880
3,000,000	5.125%, 8/20/12	3,101,789
2,000,000	4.000%, 6/12/13	1,963,638
2,000,000	5.000%, 11/15/16	2,084,440

		19,036,757

Federal National Mortgage Association -- 18.0%
2,000,000	4.000%, 11/17/06	2,019,600
4,000,000	3.500%, 10/15/07	4,082,364
2,000,000	3.500%, 1/28/08	2,058,398
1,000,000	3.040%, 5/28/08	1,006,051
1,500,000	6.375%, 6/15/09	1,776,452
3,500,000	4.750%, 2/21/13	3,614,086
1,000,000	4.375%, 3/15/13	1,041,390
2,000,000	4.750%, 5/6/13	2,074,454

		17,672,795

Government National Mortgage Association -- 2.1%
2,000,000	4.000%, 8/20/32	2,043,565

Total U.S. Government Agencies (Cost $48,870,909)		51,777,822

Government Mortgage Backed Agencies -- 29.7%

Federal Home Loan Mortgage Corporation -- 10.6%
$2,143,515	5.000%, 10/1/09	$2,213,353
2,010,641	6.000%, 8/1/17	2,090,926
2,000,000	4.250%, 1/15/18	2,051,554
4,000,000	5.500%, 8/15/26	4,050,426

		10,406,259

Federal National Mortgage Association -- 15.5%
1,000,000	5.380%, 10/2/13	1,122,166
796,132	5.000%, 10/1/17	823,614
1,698,230	5.000%, 12/25/17	1,710,034
1,561,385	5.500%, 1/1/18	1,621,977
3,744,052	5.500%, 1/1/18	3,889,344
2,489,059	4.500%, 6/1/18	2,543,248
2,000,000	6.500%, 8/25/25	2,028,249
1,469,775	4.000%, 2/25/33	1,491,032

		15,229,664

Government National Mortgage Association -- 3.6%
1,698,562	6.000%, 1/20/29	1,772,326
1,680,941	6.000%, 3/15/32	1,762,867

		3,535,193

Total Government Mortgage Backed Agencies (Cost $28,667,689)		29,171,116

U.S. Treasury Notes -- 16.4%
500,000	7.250%, 5/15/04	526,934
1,000,000	7.875%, 11/15/04	1,091,367
2,800,000	4.625%, 5/15/06	3,035,264
2,000,000	6.875%, 5/15/06	2,291,954
2,000,000	7.000%, 7/15/06	2,311,562
1,000,000	6.500%, 10/15/06	1,148,906
2,000,000	6.125%, 8/15/07	2,313,516
1,000,000	5.000%, 8/15/11	1,121,719
2,000,000	4.875%, 2/15/12	2,223,124

Total U.S. Treasury Notes (Cost $14,582,741)		16,064,346

Cash Equivalent -- 0.6%
634,130	Huntington Money Market Fund, Interfund Class*	634,130

Total Cash Equivalent (Cost $634,130)		634,130

Total (Cost $92,755,469) (a)		$97,647,414

See Notes to Portfolio of Investments, page 35

Huntington Short/Intermediate
Fixed Income Securities Fund

June 30, 2003 (Unaudited)

Shares or Principal Amount		Value
Corporate Bonds -- 75.6%
Agricultural Services -- 1.3%
2,000,000	Monsanto Co., 4.000%, 5/15/08	$2,056,038

Aircraft -- 1.7%
1,700,000	Boeing Capital Corp., 1.118%, 9/17/03	1,698,832
1,000,000	Boeing Capital Corp., 7.100%, 9/27/05	1,103,013

		2,801,845

Corporate Bonds -- (Continued)
Banks -- 1.3%
2,000,000	Compass Bancshares Inc., 8.375%, 9/15/04	$2,142,486

Bottled & Canned Soft Drinks -- 1.4%
2,000,000	Coca Cola, 6.850%, 11/1/07	2,256,496

Building & Construction Products -- 1.4%
2,000,000	Masco Corp., 6.750%, 3/15/06	2,224,522

Corporate Bonds -- (Continued)
Chemicals -- 3.3%
1,000,000	Akzo Nobel Inc., 6.000%, 11/15/03 (c)	$1,017,787
3,000,000	Chevron Phillips Chemical Co., 5.375%, 6/15/07	3,235,965
950,000	Dow Chemical, 5.000%, 11/15/07	1,012,750

		5,266,502

Computers -- 1.4%
2,000,000	Hewlett Packard Co., 7.150%, 6/15/05	2,211,626

Credit Reporting Services -- 1.3%
2,000,000	Dun & Bradstreet Corp., 6.625%, 3/15/06	2,178,298

Cruise Lines -- 0.7%
1,000,000	Carnival Corp., 7.700%, 7/15/04	1,054,331

Electrical Services -- 6.6%
1,000,000	Baltimore Gas & Electric, 5.250%, 12/15/06	1,073,729
1,000,000	Commonwealth Edison, 6.400%, 10/15/05	1,095,101
1,000,000	Indiana Michigan Power, 6.875%, 7/1/04	1,054,401
2,000,000	National Rural Utilities, 6.000%, 5/15/06	2,221,310
1,000,000	Ohio Power Co., (Series B), Sr. Note, 6.750%, 7/1/04	1,053,170
3,000,000	Virginia Electric & Power, 5.750%, 3/31/06	3,276,171
1,000,000	Wisconsin Energy, 5.875%, 4/1/06	1,099,563

		10,873,445

Financial Services -- 15.8%
2,000,000	AIG International Lease Finance Corp., 5.750%, 2/15/07	2,174,564
1,000,000	Bear Stearns Co., 3.000%, 3/30/06	1,025,851
2,000,000	Capital One Bank, Sr. Note, 6.875%, 2/1/06	2,146,074
3,000,000	Countrywide Home Loan, 3.250%, 5/21/08	3,014,487
1,000,000	Ford Motor Credit Co., 6.500%, 1/25/07	1,052,123
1,000,000	General Electric Capital Corp., 2.850%, 1/30/06	1,022,991
3,000,000	General Motors Acceptance Corp., 6.750%, 1/15/06	3,184,926
2,000,000	Lehman Brothers Holdings, 4.000%, 1/22/08	2,084,406
1,500,000	Merrill Lynch & Co., 6.550%, 8/1/04	1,583,403
3,000,000	Morgan Stanley Dean Witter, 5.800%, 4/1/07	3,313,130
2,000,000	Sears Roebuck Acceptance, 6.900%, 8/1/03	2,008,146
2,000,000	Textron Financial Corp, 2.281%, 2/11/05	2,008,474
1,000,000	Transamerica Financial, 6.370%, 5/14/04	1,041,033

		25,659,608

Food & Kindred Products -- 1.1%
1,655,000	Ralcorp Holdings, 8.750%, 9/15/04	1,783,835
Corporate Bonds -- (Continued)
Grocery Stores -- 0.6%
1,000,000	Safeway, Inc., 4.800%, 7/16/07	$1,045,789

Hotels & Lodging -- 0.6%
1,000,000	Marriott International, 6.625%, 11/15/03	1,016,024

Insurance -- 4.1%
1,000,000	Harleysville Group, Inc., 6.750%, 11/15/03	1,019,958
2,000,000	Harman International Industries, Inc., 7.125%, 2/15/07	2,182,056
2,100,000	Metlife, Inc., 5.250%, 12/1/06	2,294,828
1,000,000	Prudential Financial, 6.375%, 7/23/06 (c)	1,118,444

		6,615,286

Machinery -- 0.6%
1,000,000	Stanley Works, 5.750%, 3/1/04	1,029,577

Medical - Drugs -- 0.7%
1,000,000	American Home Products, 6.250%, 3/15/06	1,108,834

Miscellaneous Business Services -- 2.7%
2,000,000	Computer Science Corp., 6.750%, 6/15/06	2,261,096
1,000,000	Oracle Corp., 6.720%, 2/15/04	1,033,570
1,000,000	Sun Microsystems Inc., 7.350%, 8/15/04	1,051,814

		4,346,480

Motion Picture & Video Production -- 1.7%
1,000,000	Viacom Inc., 5.625%, 5/1/07	1,112,889
1,500,000	Walt Disney Co., 6.750%, 3/30/06	1,670,388

		2,783,277

Oil & Gas Exploration Services -- 1.4%
2,000,000	Burlington Resources, Inc., 5.600%, 12/1/06	2,209,898

Petroleum Refining -- 1.9%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	2,001,984
1,000,000	Marathon Oil, 5.375%, 6/1/07	1,094,487

		3,096,471

Printing & Publishing -- 1.4%
1,000,000	Knight-Ridder Inc., 6.300%, 12/15/05	1,105,886
1,000,000	Reed Elsevier Capital, 7.000%, 5/15/05	1,087,280

		2,193,166

Pulp Mills -- 2.0%
3,000,000	Weyerhaeuser Co., 5.500%, 3/15/05	3,173,766

Radio Broadcasting -- 1.3%
2,000,000	Clear Channel Communications, 4.625%, 1/15/08	2,096,620

Railroad Transportation -- 1.4%
2,000,000	Union Pacific Corporation, 6.400%, 2/1/06	2,195,052

Corporate Bonds -- (Continued)
Real Estate Investment Trusts -- 4.7%
2,000,000	Amb Property L.P., 7.200%, 12/15/05	$2,219,448
2,000,000	Duke Realty Corp., 7.140%, 11/5/04	2,134,932
2,000,000	HRPT Properties, 6.700%, 2/23/05	2,123,752
1,000,000	Simon Property Group, Inc., 6.750%, 2/9/04	1,030,933

		7,509,065

Residential Building Construction -- 0.6%
1,000,000	Centex Corp., 7.950%, 8/11/03	1,005,371

Retail -- 2.8%
1,000,000	CVS Corp., 5.625%, 3/15/06	1,095,274
3,000,000	Tandy Corp., 6.950%, 9/1/07	3,462,693

		4,557,967

Savings & Loan -- 1.4%
2,000,000	Washington Mutual Inc., Sr Note, 5.625%, 1/15/07	2,204,382

Surgical & Medical Instruments -- 2.1%
1,000,000	Baxter International, Inc., 7.125%, 2/1/07	1,149,414
2,000,000	Guidant Corp. Notes, 6.150%, 2/15/06	2,171,042

		3,320,456

Telephone Communication -- 4.6%
1,000,000	Bell Atlantic Financial, 7.600%, 3/15/07	1,168,471
1,500,000	BellSouth Telecommunications, 6.500%, 6/15/05	1,637,021
3,000,000	Cox Communications, Inc., 7.750%, 8/15/06	3,461,358
1,000,000	GTE Corp., 6.360%, 4/15/06	1,112,536

		7,379,386

Wholesale Distribution -- 1.7%
1,000,000	Cardinal Health Inc., Sr. Note, 4.450%, 6/30/05	1,051,808
1,600,000	Con Agra, Inc., 7.400%, 9/15/04	1,704,053

		2,755,861

Total Corporate Bonds (Cost $118,212,449)		122,151,760

U.S. Government Agencies -- 20.4%
Federal Farm Credit Bank -- 3.1%
3,000,000	1.580%, 2/22/05	$3,002,037
2,000,000	1.350%, 3/18/05	1,999,246

		5,001,283

Federal Home Loan Bank -- 7.3%
1,500,000	2.030%, 7/1/05	1,500,000
6,500,000	6.875%, 8/15/05	7,244,575
3,000,000	2.000%, 6/9/06	3,007,518

		11,752,093

Federal Home Loan Mortgage Corporation -- 6.8%
5,000,000	5.250%, 1/15/06	5,442,950
2,000,000	2.700%, 10/2/06	2,020,304
1,000,000	3.500%, 1/7/08	1,010,720
2,500,000	3.650%, 5/7/08	2,549,538

		11,023,512

Federal National Mortgage Association -- 3.2%
1,000,000	2.750%, 12/16/05	1,007,798
4,000,000	3.500%, 10/15/07	4,082,364

		5,090,162

Total U.S. Government Agencies (Cost $31,653,388)		32,867,050
Cash Equivalent -- 2.8%

4,467,579	Huntington Money Market Fund, Interfund Class*	4,467,579

Total Cash Equivalent (Cost $4,467,579)		4,467,579

Total (Cost $154,333,416) (a)		$159,486,389

See Notes to Portfolio of Investments, page 35

Notes to Portfolio of Investments

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

(c) Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors.

Rule 144A Restricted Securities as of June 30, 2003:

Issue Description	Acquisition Date	Cost	Value	Percent of Total Investments
Huntington Fixed Income Securities Fund
Alltel Corp., 8.00%, 8/15/10	8/17/00	$995,051	$1,175,944	0.7%
Cinergy Global Resources, 6.200%, 11/3/08	4/28/03	1,121,270	1,095,645	0.7%
Anthem Insurance, 9.125% 4/4/10	1/31/00	991,330	1,205,284	0.8%
Fund Total			3,476,873	2.2%
Huntington Short/Intermediate Fixed Income Securities Fund
Akzo Nobel Inc., 6.00%, 11/15/03	11/5/98	998,599	1,013,486	0.6%
Prudential Financial, 6.375%, 7/23/06	8/15/02	1,057,652	1,099,698	0.7%
Fund Total			2,113,184	1.3%

* Affiliated

** Variable Rate Demand Notes--rates disclosed in effect at June 30, 2003.

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR -- American Depositary Receipt	FSA -- Financial Security Assurance
AMBAC -- American Municipal Bond Assurance Corporation	GO -- Government Obligation
BAN -- Bond Anticipation Notes	LOC -- Letter of Credit
COP -- Certificate of Participation	MBIA -- Municipal Bond Insurance Association
FGIC -- Financial Guaranty Insurance Corporation	REMIC -- Real Estate Mortgage Investment Conduit
FNMA -- Federal National Mortgage Association	SPDR -- Standard & Poor's Depository Receipt

Statements of Assets and Liabilities

June 30, 2003 (Unaudited)

	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington Florida Tax-Free Money Fund
Assets:
Investments, at value	$743,752,250	$164,536,838	$25,913,499
Investments in repurchase agreements, at cost	38,006,300	--	--
Cash	57	374	17,699
Foreign currencies, at value (cost $91,059)	--	--	--
Income receivable	112,485	519,037	88,311
Receivable for investments sold	--	--	--
Receivable for shares sold	--	--	--
Reclaims receivable	--	--	--
Prepaid expenses and other assets	30,884	9,990	3,421

Total assets	781,901,976	165,066,239	26,022,930

Liabilities:
Options written, at value (premiums received $27,348)	--	--	--
Cash overdraft	--	--	--
Income distribution payable	201,268	37,381	5,550
Payable for investments purchased	20,000,000	--	--
Payable for shares redeemed	--	--	--
Accrued expenses and other payables
Investment adviser fees	181,672	42,692	6,578
Administration fees	48,337	10,673	1,645
Sub-Administration fees	38,669	8,538	1,316
Custodian fees	16,756	3,700	570
Portfolio accounting fees	28,037	7,110	1,923
Distribution fees	171,260	38,993	1,558
Other	89,086	21,896	3,516

Total liabilities	20,775,085	170,983	22,656

Net Assets	$761,126,891	$164,895,256	$26,000,274

Net Assets Consist of:
Paid in capital	$761,605,667	$164,866,814	$25,999,921
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	--	--	--
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(490,400)	36,261	351
Accumulated net investment income (loss)	11,624	(7,819)	2

Total Net Assets	$761,126,891	$164,895,256	$26,000,274

Trust Shares	$440,300,638	$60,204,381	$21,379,506
Investment A Shares	$282,065,446	$104,690,875	$4,620,768
Investment B Shares	$150,071	--	--
Interfund Shares	$38,610,736	--	--
Shares Outstanding:
Trust Shares	440,786,392	60,191,224	21,377,513
Investment A Shares	282,041,741	104,668,120	4,621,137
Investment B Shares	150,209	--	--
Interfund Shares	38,632,755	--	--
Net Asset Value and Offering Price Per Share:
Net Asset Value Per Share
Trust Shares	$1.00	$1.00	$1.00
Investment A Shares	$1.00	$1.00	$1.00
Investment B Shares	$1.00	--	--
Interfund Shares	$1.00	--	--
Offering Price Per Share*
Trust Shares	$1.00	$1.00	$1.00
Investment A Shares	$1.00	$1.00	$1.00
Investment B Shares (3)	$1.00	--	--
Interfund Shares	$1.00	--	--
Investments, at cost	$743,752,250	$164,536,838	$25,913,499

* See "Purchasing Shares" in the Prospectus.

(1) Computation of offering price per share 100/94.25 of net asset value.

(2) Computation of offering price per share 100/98.50 of net asset value.

(3) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Growth Fund		Huntington Income Equity Fund		Huntington Rotating Markets Fund		Huntington Dividend Capture Fund		Huntington International Equity Fund

$349,329,101	$219,284,849		$200,939,087		$17,482,237		$50,621,850		$56,477,545
363,129,500	--		--		--		--		6,711,000
2	--		--		--		--		--
--	--		--		--		--		90,790
45,198	200,419		594,540		15,707		222,748		86,193
--	--		1,932,339		--		326,076		--
--	9,224		13,500		263		40,736		--
--	--		--		--		--		42,369
17,845	14,221		14,001		16,005		13,484		10,113

712,521,646	219,508,713		203,493,467		17,514,212		51,224,894		63,418,010

--	--		--		--		73,945		--
--	4,956		--		--		5		373
201,683	--		--		--		--		--
--	--		1,648,811		--		820,511		--
--	114		3,334		--		1,481		--

111,757	110,402		100,914		7,253		30,409		50,789
41,909	13,800		12,614		1,088		3,041		3,809
33,526	11,040		10,091		870		2,433		3,047
14,528	4,784		4,373		377		1,054		10,158
20,542	8,619		7,488		1,373		4,256		3,598
141,372	50,529		45,660		3,834		16,685		12,972

59,995	20,644		21,077		1,459		4,881		4,770

625,312	224,888		1,854,362		16,254		958,701		89,516

$711,896,334	$219,283,825		$201,639,105		$17,497,958		$50,266,193		$63,328,494

$711,850,548	$132,880,546		$147,355,821		$20,121,469		$48,837,931		$68,976,402

--	87,294,862		47,881,743		1,578,729		2,623,584		2,907,788
25,128	(897,818)		6,660,661		(4,213,230)		(1,449,160)		(9,129,980)
20,658	6,235		(259,120)		10,990		253,838		574,284

$711,896,334	$219,283,825		$201,639,105		$17,497,958		$50,266,193		$63,328,494

$674,319,795	$205,098,492		$194,000,207		$16,456,889		$33,755,834		$61,785,985
$37,576,539	$10,242,119		$2,496,212		$1,041,069		$7,943,171		$1,323,875
--	$3,943,214		$5,142,686		--		$8,567,188		$218,634
--	--		--		--		--		--

674,278,373	5,900,341		6,324,178		2,018,139		3,303,746		8,474,889
37,574,605	297,367		81,324		128,361		777,823		182,755
--	116,575		167,954		--		839,904		30,484
--	--		--		--		--		--

$1.00	$34.76		$30.68		$8.15		$10.22		$7.29
$1.00	$34.44		$30.69		$8.11		$10.21		$7.24
--	$33.83		$30.62		--		$10.20		$7.17
--	--		--		--		--		--

$1.00	$34.76		$30.68		$8.15		$10.22		$7.29
$1.00	$36.54	(1)	$32.56	(1)	$8.23	(2)	$10.83	(1)	$7.68	(1)
--	$33.83		$30.62		--		$10.20		$7.17
--	--		--		--		--		--
$349,329,101	$131,989,987		$153,057,344		$15,903,508		$47,951,669		$53,573,026

Statements of Assets and Liabilities

June 30, 2003 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Situs Small Cap Fund
Assets:
Investments, at value	$110,603,634	$32,123,687	$21,505,693
Cash	29	--	--
Foreign currencies, at value (cost $5,280)	--	--	5,283
Income receivable	83,904	14,218	14,145
Receivable for investments sold	--	--	144,236
Receivable for shares sold	47,007	--	--
Reclaims receivable	--	--	86
Prepaid expenses and other assets	14,387	9,241	15,067

Total assets	110,748,961	32,147,146	21,684,510

Liabilities:
Options written, at value (premiums received $39,074)	--	--	61,100
Cash overdraft	--	--	--
Income distributions payable	--	--	--
Payable for investments purchased	--	--	--
Payable for shares redeemed	360	115	10
Accrued expenses and other payables
Investment adviser fees	67,996	21,992	12,568
Administration fees	6,800	1,940	1,257
Sub-Administration fees	5,440	1,552	1,005
Custodian fees	2,357	673	436
Portfolio accounting fees	6,036	3,352	3,275
Distribution fees	25,386	7,348	4,362
Other	10,491	2,920	2,363

Total liabilities	124,866	39,892	86,376

Net Assets	$110,624,095	$32,107,254	$21,598,134

Net Assets Consist of:
Paid in capital	$111,665,147	$31,466,868	$19,253,882
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	2,197,720	2,683,416	2,382,697
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(3,201,734)	(1,936,916)	378
Accumulated net investment income (loss)	(37,038)	(106,114)	(38,823)

Total Net Assets	$110,624,095	$32,107,254	$21,598,134

Trust Shares	$104,814,513	$30,150,326	$21,135,416
Investment A Shares	$1,777,450	$715,402	$204,501
Investment B Shares	$4,032,132	$1,241,526	$258,217
Shares Outstanding:
Trust Shares	10,484,484	2,998,811	1,860,520
Investment A Shares	178,977	71,478	18,032
Investment B Shares	410,292	125,626	22,858
Net Asset Value and Offering Price Per Share:
Net Asset Value Per Share
Trust Shares	$10.00	$10.05	$11.36
Investment A Shares	$9.93	$10.01	$11.34
Investment B Shares	$9.83	$9.88	$11.30
Offering Price Per Share*
Trust Shares	$10.00	$10.05	$11.36
Investment A Shares	$10.54 (1)	$10.62 (1)	$12.03	(1)
Investment B Shares (4)	$9.83	$9.88	$11.30
Investments, at cost	$108,405,914	$29,440,271	$19,100,996

* See "Purchasing Shares" in the Prospectus.

(1) Computation of offering price per share 100/94.25 of net asset value.

(2) Computation of offering price per share 100/95.25 of net asset value.

(3) Computation of offering price per share 100/98.50 of net asset value.

(4) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund		Huntington Michigan Tax-Free Fund		Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund		Huntington Short/Intermediate Fixed Income Securities Fund

$51,118,686	$59,735,087		$28,455,378		$164,631,108	$97,647,414		$159,486,389
--	66,256		291		--	4,959		17
--	--		--		--	--		--
253,896	476,995		296,064		2,499,887	875,130		2,238,435
--	--		--		1,181,770	--		--
--	51,985		--		--	25,000		337,699
--	--		--		--	--		--
16,986	17,523		15,672		12,516	14,115		15,017

51,389,568	60,347,846		28,767,405		168,325,281	98,566,618		162,077,557

--	--		--		--	--		--
200	--		--		134,283	--		--
--	134,241		59,133		478,083	291,725		371,366
--	--		--		2,243,529	--		--
--	2,614		--		4,089	983		100,006

21,093	26,467		12,214		68,338	40,297		63,849
3,164	3,970		1,749		10,251	6,045		9,577
2,531	3,176		1,399		8,200	4,835		7,662
1,097	1,376		606		3,553	2,095		3,320
2,714	2,912		1,611		8,018	3,949		5,187
11,183	14,629		7,247		36,336	22,233		33,559
5,035	5,824		2,457		17,404	10,003		15,428

47,017	195,209		86,416		3,012,084	382,165		609,954

$51,342,551	$60,152,637		$28,680,989		$165,313,197	$98,184,453		$161,467,603

$62,512,473	$56,173,261		$27,084,364		$155,895,992	$92,917,615		$159,108,840
1,973,049	3,738,905		1,441,323		10,707,815	4,891,945		5,152,973
(13,010,181)	240,475		144,378		(1,238,528)	423,971		(2,793,279)
(132,790)	(4)		10,924		(52,082)	(49,078)		(931)

$51,342,551	$60,152,637		$28,680,989		$165,313,197	$98,184,453		$161,467,603

$48,348,649	$53,627,082		$22,051,683		$160,390,923	$88,016,883		$149,630,791

$2,903,600	$5,966,941		$6,343,848		$1,942,927	$9,843,078		$11,836,812
$90,302	$558,614		$285,458		$2,979,347	$324,487		--

5,591,125	2,418,070		1,992,921		7,324,531	8,012,300		7,441,906
334,337	269,209		573,275		88,751	896,047		588,578
10,428	25,204		25,814		136,268	29,528		--

$8.65	$22.18		$11.07		$21.90	$10.99		$20.11
$8.68	$22.16		$11.07		$21.89	$10.99		$20.11
$8.66	$22.16		$11.06		$21.86	$10.99		--

$8.65	$22.18		$11.07		$21.90	$10.99		$20.11
$9.11 (2)	$23.27	(2)	$11.62	(2)	$22.98 (2)	$11.54	(2)	$20.42 (3)
$8.66	$22.16		$11.06		$21.86	$10.99		--
$49,145,637	$55,996,182		$27,014,055		$153,923,293	$92,755,469		$154,333,416

Statements of Operations

Six Months Ended June 30, 2003 (Unaudited)

	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington Florida Tax-Free Money Fund
Investment Income:
Dividends	$--	$11,937	$3,995
Interest	4,726,539	1,109,499	170,659

Total investment income	4,726,539	1,121,436	174,654

Expenses:
Investment adviser fees	1,069,298	270,967	44,855
Administration fees	283,598	67,742	11,214
Sub-Administration fees	226,873	54,192	8,971
Custodian fees	98,310	23,483	3,887
Transfer and dividend disbursing agent fees and expenses	112,112	25,082	3,721
Directors' fees	9,817	2,328	411
Auditing fees	45,459	11,690	1,877
Legal fees	28,661	7,705	1,092
Portfolio accounting fees	170,122	45,790	13,059
Distribution services fee--Investment A Shares	365,663	144,710	7,563
Distribution services fee--Investment B Shares	96	--	--
Shareholder services fee--Trust Shares	533,140	81,095	29,816
Shareholder services fee--Investment A Shares	365,663	144,710	7,563
Shareholder services fee--Investment B Shares	32	--	--
Share registration costs	17,502	14,778	16,860
Printing and postage	46,661	9,873	1,771
Insurance premiums	27,038	6,547	935
Other	10,278	2,875	386

Total expenses	3,410,323	913,567	153,981

Waivers:
Waiver of shareholder services fee--Trust Shares	--	--	(9,537)
Waiver of shareholder services fee--Investment A Shares	--	--	(2,401)
Waiver of distribution services fee--Investment A Shares	(114,183)	(65,226)	(6,926)
Waiver of distribution services fee--Investment B Shares	(57)	--	--

Total waivers	(114,240)	(65,226)	(18,864)

Net expenses	3,296,083	848,341	135,117

Net investment income (loss)	1,430,456	273,095	39,537

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investments, options and foreign currency transactions	(490,400)	36,261	351
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(490,400)	36,261	351

Change in net assets resulting from operations	$940,056	$309,356	$39,888

(1) Net of foreign dividend taxes withheld of $123,560.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington Rotating Markets Fund	Huntington Dividend Capture Fund	Huntington International Equity Fund

$--	$1,212,606	$4,205,766	$111,030	$1,319,276	$1,027,275	(1)
3,487,082	--	70,088	--	--	3,461

3,487,082	1,212,606	4,275,854	111,030	1,319,276	1,030,736

583,758	614,201	541,975	38,980	142,134	262,612
218,908	76,775	67,747	5,847	14,213	19,696
175,122	61,418	54,196	4,678	11,371	15,756
75,885	26,614	23,485	2,027	4,927	16,035
80,358	29,012	24,575	2,063	5,343	7,269
7,632	2,682	2,365	219	526	532
34,916	13,572	11,946	1,052	2,867	3,559
23,695	7,976	7,569	2,106	1,572	3,134
125,734	52,898	47,914	8,777	20,313	22,003
50,213	11,166	2,607	952	5,007	365
--	12,461	15,645	--	23,771	686
679,476	240,596	218,000	18,539	34,448	65,059
50,213	11,166	2,607	952	5,007	365
--	4,154	5,215	--	7,924	229
14,456	19,628	18,340	12,295	18,972	17,182
31,294	12,076	10,086	871	2,347	2,934
22,152	7,082	6,363	523	1,068	1,610
18,113	2,894	2,378	159	469	527

2,191,925	1,206,371	1,063,013	100,040	302,279	439,553

(1,507)	--	--	--	--	--
(83)	--	--	--	--	--
(9,869)	--	--	--	--	--
--	--	--	--	--	--

(11,459)	--	--	--	--	--

2,180,466	1,206,371	1,063,013	100,040	302,279	439,553

1,306,616	6,235	3,212,841	10,990	1,016,997	591,183

27,198	987,043	7,054,373	(2,541,929)	(823,028)	(2,075,984)
--	11,929,646	4,933,241	3,800,166	3,414,549	6,715,661

27,198	12,916,689	11,987,614	1,258,237	2,591,521	4,639,677

$1,333,814	$12,922,924	$15,200,455	$1,269,227	$3,608,518	$5,230,860

Statements of Operations

Six Months Ended June 30, 2003 (Unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Situs Small Cap Fund
Investment Income:
Dividends	$620,516	$102,934 (1)	$106,345	(2)
Interest	--	--	119

Total investment income	620,516	102,934	106,464

Expenses:
Investment adviser fees	360,015	109,785	59,122
Administration fees	36,002	9,687	5,912
Sub-Administration fees	28,801	7,749	4,730
Custodian fees	12,480	3,358	2,049
Transfer and dividend disbursing agent fees and expenses	13,185	3,395	2,065
Directors' fees	1,258	341	209
Auditing fees	6,527	1,672	1,053
Legal fees	4,022	1,056	646
Portfolio accounting fees	34,319	19,064	14,219
Distribution services fee--Investment A Shares	1,413	524	83
Distribution services fee--Investment B Shares	12,412	3,769	532
Shareholder services fee--Trust Shares	114,455	30,509	19,447
Shareholder services fee--Investment A Shares	1,413	524	83
Shareholder services fee--Investment B Shares	4,138	1,256	177
Share registration costs	17,465	13,924	33,506
Printing and postage	5,361	1,394	154
Insurance premiums	3,024	773	472
Other	1,264	268	335

Total expenses	657,554	209,048	144,794

Net investment income (loss)	(37,038)	(106,114)	(38,330)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investments, options and foreign currency transactions	(911,755)	(402,467)	40,293
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	11,259,361	4,508,758	2,090,141

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	10,347,606	4,106,291	2,130,434

Change in net assets resulting from operations	$10,310,568	$4,000,177	$2,092,104

(1) Net of foreign dividend taxes withheld of $173.

(2) Net of foreign dividend taxes withheld of $3,283.

(See notes which are an integral part of the Financial Statements)

Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Michigan Tax-Free Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$251,034	$3,802	$1,727	$12,598	$7,124	$9,418
916,531	1,118,405	511,477	3,938,801	2,173,316	2,950,294

1,167,565	1,122,207	513,204	3,951,399	2,180,440	2,959,712

124,197	144,645	62,865	389,775	229,712	331,153
18,630	21,697	9,430	58,467	34,457	49,673
14,903	17,357	7,544	46,772	27,565	39,738
6,458	7,521	3,269	20,268	11,945	17,219
6,876	7,959	3,468	22,044	12,648	18,205
648	759	377	2,037	1,202	1,745
3,392	4,108	1,764	9,608	6,244	8,761
2,126	2,476	1,078	6,055	3,933	5,556
17,800	25,457	15,162	47,514	27,051	32,862
3,575	4,834	6,844	2,075	9,959	2,049
40	344	190	9,115	161	--
58,511	67,373	24,525	189,774	104,843	163,528
3,575	4,834	6,844	2,075	9,959	2,049
13	115	63	3,038	54	--
9,559	14,264	14,739	20,192	12,737	9,782
2,765	3,294	1,435	9,009	5,214	7,388
1,557	1,770	797	5,207	2,720	4,059
340	786	352	2,023	1,116	1,770

274,965	329,593	160,746	845,048	501,520	695,537

892,600	792,614	352,458	3,106,351	1,678,920	2,264,175

335,671	240,475	119,242	2,337,260	559,262	459,753
449,750	567,909	220,160	2,324,052	50,052	1,048,146

785,421	808,384	339,402	4,661,312	609,314	1,507,899

$1,678,021	$1,600,998	$691,860	$7,767,663	$2,288,234	$3,772,074

Statements of Changes in Net Assets

	Huntington Money Market Fund		Huntington Ohio Municipal Money Market Fund
	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (Decrease) in Net Assets:	(Unaudited)		(Unaudited)
Operations --
Net investment income (loss)	$1,430,456	$7,790,917	$273,095	$1,267,311
Net realized gain (loss) on investments	(490,400)	6,527	36,261	32,096
Net change in unrealized appreciation/depreciation of investments	--	--	--	--

Change in net assets resulting from operations	940,056	7,797,444	309,356	1,299,407

Distributions to Shareholders --
From net investment income:
Trust Shares	(923,403)	(5,214,263)	(126,905)	(558,958)
Investment A Shares	(381,431)	(2,269,945)	(146,191)	(708,353)
Investment B Shares	(472)	(115)	--	--
Interfund Shares	(125,150)	(306,594)	--	--
From net realized gain on investments:
Trust Shares	--	--	--	(5,157)
Investment A Shares	--	--	--	(8,385)
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(1,430,456)	(7,790,917)	(273,096)	(1,280,853)

Share Transactions --
Proceeds from sale of shares	1,086,048,479	1,777,320,064	166,181,695	319,033,552
Distributions reinvested	228,316	1,170,586	32,290	168,793
Cost of shares redeemed	(1,067,089,949)	(2,204,372,930)	(200,070,307)	(362,953,239)

Change in net assets resulting from share transactions	19,186,846	(425,882,280)	(33,856,322)	(43,750,894)

Change in net assets	18,696,446	(425,875,753)	(33,820,062)	(43,732,340)
Net Assets:
Beginning of period	742,430,445	1,168,306,198	198,715,318	242,447,658

End of period	$761,126,891	$742,430,445	$164,895,256	$198,715,318

Accumulated net investment income (loss) included in net assets at end of period	$11,624	$--	$(7,819)	$(7,820)

(See notes which are an integral part of the Financial Statements)

Huntington Florida Tax-Free Money Fund		Huntington U.S. Treasury Money Market Fund		Huntington Growth Fund		Huntington Income Equity Fund
Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$39,537	$150,773	$1,306,616	$5,533,577	$6,235	$(374,880)	$3,212,841	$6,653,001
351	6,741	27,198	4,959	987,043	(778,746)	7,054,373	94,643
--	--	--	--	11,929,646	(55,150,055)	4,933,241	(32,751,703)

39,888	157,514	1,333,814	5,538,536	12,922,924	(56,303,681)	15,200,455	(26,004,059)

(32,058)	(103,550)	(1,251,910)	(5,187,850)	--	--	(3,404,418)	(6,484,255)
(7,479)	(47,222)	(54,706)	(345,727)	--	--	(38,223)	(61,626)
--	--	--	--	--	--	(65,780)	(70,662)
--	--	--	--	--	--	--	--

--	(4,750)	--	--	--	--	--	(572,291)
--	(1,362)	--	--	--	--	--	(6,493)
--	--	--	--	--	--	--	(12,297)

(39,537)	(156,884)	(1,306,616)	(5,533,577)	--	--	(3,508,421)	(7,207,624)

27,632,402	76,219,355	870,195,017	1,247,832,432	18,956,736	34,965,181	15,503,819	25,421,794
767	6,259	37,125	232,295	--	427	1,237,928	2,478,165
(27,911,103)	(97,191,918)	(744,040,806)	(1,160,945,428)	(13,763,805)	(33,276,608)	(9,488,696)	(25,825,664)

(277,934)	(20,966,304)	126,191,336	87,119,299	5,192,931	1,689,000	7,253,051	2,074,295

(277,583)	(20,965,674)	126,218,534	87,124,258	18,115,855	(54,614,681)	18,945,085	(31,137,388)

26,277,857	47,243,531	585,677,800	498,553,542	201,167,970	255,782,651	182,694,020	213,831,408

$26,000,274	$26,277,857	$711,896,334	$585,677,800	$219,283,825	$201,167,970	$201,639,105	$182,694,020

$2	$1	$20,658	$13,629	$6,235	$(374,880)	$(259,120)	$87,898

Statements of Changes in Net Assets

	Huntington Rotating Markets Fund		Huntington Dividend Capture Fund
	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (Decrease) in Net Assets:	(Unaudited)		(Unaudited)
Operations --
Net investment income (loss)	$10,990	$(74,275)	$1,016,997	$1,268,182
Net realized gain (loss) on investments, options and foreign currency transactions	(2,541,929)	(1,671,301)	(823,028)	(605,937)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	3,800,166	(1,706,075)	3,414,549	(878,690)

Change in net assets resulting from operations	1,269,227	(3,451,651)	3,608,518	(216,445)

Distributions to Shareholders --
From net investment income:
Trust Shares	--	--	(576,710)	(1,048,592)
Investment A Shares	--	--	(100,338)	(55,141)
Investment B Shares	--	--	(112,117)	(165,459)
From net realized gain on investments:
Trust Shares	--	--	--	--
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	--	(789,165)	(1,269,192)

Share Transactions --
Proceeds from sale of shares	1,659,653	15,401,807	19,081,134	14,304,375
Distributions reinvested	--	--	553,242	829,246
Cost of shares redeemed	(818,929)	(1,821,943)	(2,887,041)	(3,081,987)

Change in net assets resulting from share transactions	840,724	13,579,864	16,747,335	12,051,634

Change in net assets	2,109,951	10,128,213	19,566,688	10,565,997
Net Assets:
Beginning of period	15,388,007	5,259,794	30,699,505	20,133,508

End of period	$17,497,958	$15,388,007	$50,266,193	$30,699,505

Accumulated net investment income (loss) included in net assets at end of period	$10,990	$(74,275)	$253,838	$26,006

(1) Fund commenced operations on September 30, 2002.

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund		Huntington Mid Corp America Fund		Huntington New Economy Fund		Huntington Situs Small Cap Fund
Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Period Ended December 31, 2002(1)
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$591,183	$(53,832)	$(37,038)	$(279,924)	$(106,114)	$(222,643)	$(38,330)	$(36,673)

(2,075,984)	(2,988,380)	(911,755)	(2,289,979)	(402,467)	(1,100,855)	40,293	(43,519)

6,715,661	(3,111,193)	11,259,361	(10,604,018)	4,508,758	(2,303,848)	2,090,141	292,556

(5,230,860)	(6,153,405)	10,310,568	(13,173,921)	4,000,177	(3,627,346)	2,092,104	212,364

--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--

--	--	--	(780)	--	--	--	--
--	--	--	(8)	--	--	--	--
--	--	--	(27)	--	--	--	--

--	--	--	(815)	--	--	--	--

16,118,621	37,357,126	16,398,302	63,336,710	5,917,463	17,848,658	6,596,062	13,134,663
--	--	--	289	--	--	--	--
(7,096,912)	(6,337,263)	(9,285,275)	(11,342,122)	(1,535,791)	(1,528,300)	(437,052)	(7)

9,021,709	31,019,863	7,113,027	51,994,877	4,381,672	16,320,358	6,159,010	13,134,656

14,252,569	24,866,458	17,423,595	38,820,141	8,381,849	12,693,012	8,251,114	13,347,020

49,075,925	24,209,467	93,200,500	54,380,359	23,725,405	11,032,393	13,347,020	--

$63,328,494	$49,075,925	$110,624,095	$93,200,500	$32,107,254	$23,725,405	$21,598,134	$13,347,020

$574,284	$(53,832)	$(37,038)	$(279,924)	$(106,114)	$(222,643)	$(38,823)	$(36,673)

Statements of Changes in Net Assets

	Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund
	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Increase (Decrease) in Net Assets:	(Unaudited)		(Unaudited)
Operations --
Net investment income (loss)	$892,600	$1,859,891	$792,614	$1,599,752
Net realized gain (loss) on investments, options and foreign currency transactions	335,671	587,412	240,475	103,380
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	449,750	544,808	567,909	1,998,667

Change in net assets resulting from operations	1,678,021	2,992,111	1,600,998	3,701,799

Distributions to Shareholders --
From net investment income:
Trust Shares	(1,015,077)	(1,832,859)	(744,124)	(1,522,404)
Investment A Shares	(58,082)	(79,943)	(47,785)	(77,345)
Investment B Shares	(295)	--	(712)	--
From net realized gain on investments:
Trust Shares	--	--	--	(97,221)
Investment A Shares	--	--	--	(6,159)
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(1,073,454)	(1,912,802)	(792,621)	(1,703,129)

Share Transactions --
Proceeds from sale of shares	2,658,402	16,979,785	12,478,737	15,908,694
Distributions reinvested	429,280	597,570	155,395	199,221
Cost of shares redeemed	(1,521,666)	(6,248,851)	(8,741,503)	(6,853,895)

Change in net assets resulting from share transactions	1,566,016	11,328,504	3,892,629	9,254,020

Change in net assets	2,170,583	12,407,813	4,701,006	11,252,690
Net Assets:
Beginning of period	49,171,968	36,764,155	55,451,631	44,198,941

End of period	$51,342,551	$49,171,968	$60,152,637	$55,451,631

Accumulated net investment income (loss) included in net assets at end of period	$(132,790)	$(17,648)	$(4)	$3

(See notes which are an integral part of the Financial Statements)

Huntington Michigan Tax-Free Fund		Huntington Fixed Income Securities Fund		Huntington Intermediate Government Income Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002	Six Months Ended June 30, 2003	Year Ended December 31, 2002
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$352,458	$686,812	$3,106,351	$7,070,441	$1,678,920	$3,265,598	$2,264,175	$5,102,276

119,242	94,663	2,337,260	(2,408,682)	559,262	426,578	459,753	10,739

220,160	890,361	2,324,052	6,128,594	50,052	3,151,515	1,048,146	753,627

691,860	1,671,836	7,767,663	10,790,353	2,288,234	6,843,691	3,772,074	5,866,642

(280,868)	(534,255)	(3,086,370)	(7,092,122)	(1,587,931)	(3,187,299)	(2,245,505)	(5,151,275)
(71,186)	(152,556)	(31,364)	(61,407)	(139,429)	(133,673)	(18,683)	--
(431)	--	(39,707)	(41,227)	(518)	--	--	--

--	(55,401)	--	--	--	--	--	--
--	(15,680)	--	--	--	--	--	--
--	--	--	--	--	--	--	--

(352,485)	(757,892)	(3,157,441)	(7,194,756)	(1,727,878)	(3,320,972)	(2,264,188)	(5,151,275)

6,534,005	6,843,416	25,433,863	31,111,292	15,433,436	30,486,163	49,393,272	31,440,329
75,373	162,298	1,327,006	2,629,236	690,337	922,329	898,741	1,707,858
(1,744,760)	(5,839,326)	(16,398,651)	(38,260,350)	(6,498,120)	(18,338,631)	(11,425,189)	(26,322,431)

4,864,618	1,166,388	10,362,218	(4,519,822)	9,625,653	13,069,861	38,866,824	6,825,756

5,203,993	2,080,332	14,972,440	(924,225)	10,186,009	16,592,580	40,374,710	7,541,123

23,476,996	21,396,664	150,340,757	151,264,982	87,998,444	71,405,864	121,092,893	113,551,770

$28,680,989	$23,476,996	$165,313,197	$150,340,757	$98,184,453	$87,998,444	$161,467,603	$121,092,893

$10,924	$10,951	$(52,082)	$(40,310)	$(49,078)	$(14,499)	$(931)	$(918)

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions to shareholders from net realized gain on investment transactions
TRUST SHARES
Huntington Money Market Fund
1998	$1.00	0.05	--	0.05	(0.05)	--
1999	$1.00	0.05	--	0.05	(0.05)	--
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(7)	$1.00	--	--	--	--	--
Huntington Ohio Municipal Money Market Fund
1998	$1.00	0.03	--	0.03	(0.03)	--
1999	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.04	--	0.04	(0.04)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(7)	$1.00	--	--	--	--	--
Huntington Florida Tax-Free Money Fund
1999(3)	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.04	--	0.04	(0.04)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(7)	$1.00	--	--	--	--	--
Huntington U.S. Treasury Money Market Fund
1998	$1.00	0.05	--	0.05	(0.05)	--
1999	$1.00	0.04	--	0.04	(0.04)	--
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(7)	$1.00	--	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(7) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

(0.05)	$1.00

		5.13%	0.50%	4.99%	--	$700,540
(0.05)	$1.00

		4.77%	0.49%	4.67%	--	$633,055
(0.06)	$1.00

		6.02%	0.51%	5.85%	0.02%	$555,110
(0.03)	$1.00

		3.45%(6)	0.71%	3.41%	0.05%	$717,115
(0.01)	$1.00

		0.96%	0.81%	0.95%	--	$423,189
--	$1.00

		0.21%(4)	0.82%(5)	0.43%(5)	--	$440,301

(0.03)	$1.00

		3.07%	0.47%	3.03%	0.05%	$102,606
(0.03)	$1.00

		2.79%	0.48%	2.74%	0.05%	$ 90,804
(0.04)	$1.00

		3.64%	0.53%	3.55%	0.04%	$101,655
(0.02)	$1.00

		2.26%	0.73%	2.25%	0.06%	$ 81,745
(0.01)	$1.00

		0.78%	0.85%	0.78%	--	$ 75,508
--	$1.00

		0.19%(4)	0.85%(5)	0.39%(5)	--	$ 60,204

(0.03)	$1.00

		2.78%(4)	0.49%(5)	2.78%(5)	0.30%(5)	$ 25,295
(0.04)	$1.00

		3.68%	0.56%	3.63%	0.12%	$ 38,506
(0.02)	$1.00

		2.14%	0.78%	2.23%	0.05%	$ 26,050
(0.01)	$1.00

		0.61%	0.98%	0.59%	--	$ 20,357
--	$1.00

		0.13%(4)	0.90%(5)	0.27%(5)	0.08%(5)	$ 21,380

(0.05)	$1.00

		4.95%	0.40%	4.84%	--	$447,305
(0.04)	$1.00

		4.53%	0.40%	4.42%	--	$404,501
(0.06)	$1.00

		5.77%	0.43%	5.63%	0.02%	$379,927
(0.03)	$1.00

		3.35%	0.62%	3.30%	0.05%	$460,993
(0.01)	$1.00	1.02%	0.73%	0.99%	--	$534,133
--	$1.00	0.23%(4)	0.76%(5)	0.48%(5)	0.01%(5)	$674,320

Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions to shareholders from net realized gain on investment transactions
INVESTMENT A SHARES
Huntington Money Market Fund
1998	$1.00	0.05	--	0.05	(0.05)	--
1999	$1.00	0.05	--	0.05	(0.05)	--
2000	$1.00	0.06	--	0.06	(0.06)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(9)	$1.00	--	--	--	--	--
Huntington Ohio Municipal Money Market Fund
1998	$1.00	0.03	--	0.03	(0.03)	--
1999	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(9)	$1.00	--	--	--	--	--
Huntington Florida Tax-Free Money Fund
1999(3)	$1.00	0.03	--	0.03	(0.03)	--
2000	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	--	--	--	--	--
2003(9)	$1.00	--	--	--	--	--
Huntington U.S. Treasury Money Market Fund
1998	$1.00	0.05	--	0.05	(0.05)	--
1999	$1.00	0.04	--	0.04	(0.04)	--
2000	$1.00	0.05	--	0.05	(0.05)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(9)	$1.00	--	--	--	--	--
INVESTMENT B SHARES
Huntington Money Market Fund
2000(6)	$1.00	0.03	--	0.03	(0.03)	--
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	--	--	--	--	--
2003(9)	$1.00	--	--	--	--	--
INTERFUND SHARES
Huntington Money Market Fund
2001(7)	$1.00	0.01	--	0.01	(0.01)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003(9)	$1.00	--	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 2, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.

(8) The payments by affiliates had no material impact on total return for the year ended December 31, 2001.

(9) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

(0.05)	$1.00

		5.03%	0.60%	4.89%	0.15%	$272,374
(0.05)	$1.00

		4.67%	0.60%	4.57%	0.15%	$336,085
(0.06)	$1.00

		5.81%	0.71%	5.67%	0.08%	$378,183
(0.03)	$1.00

		3.20%(8)	0.96%	3.13%	0.05%	$430,582
(0.01)	$1.00

		0.70%	1.06%	0.70%	--	$292,379
--	$1.00

		0.13%(4)	0.99%(5)	0.26%(5)	0.08%(5)	$282,065

(0.03)	$1.00

		2.97%	0.57%	2.93%	0.20%	$133,295
(0.03)	$1.00

		2.69%	0.59%	2.64%	0.20%	$121,623
(0.03)	$1.00

		3.43%	0.72%	3.36%	0.10%	$109,755
(0.02)	$1.00

		2.00%	0.98%	1.95%	0.06%	$160,703
(0.01)	$1.00

		0.53%	1.10%	0.54%	--	$123,208
--	$1.00

		0.13%(4)	0.99%(5)	0.25%(5)	0.11%(5)	$104,691

(0.03)	$1.00	2.74%(4)	0.57%(5)	2.70%(5)	0.43%(5)	$ 19,567
(0.03)	$1.00

		3.48%	0.77%	3.45%	0.16%	$ 51,182
(0.02)	$1.00

		1.89%	1.03%	1.96%	0.05%	$ 21,193
--	$1.00	0.37%	1.24%	0.36%	0.01%	$ 5,921
--	$1.00

		0.12%(4)	0.92%(5)	0.25%(5)	0.31%(5)	$ 4,621

(0.05)	$1.00

		4.85%	0.50%	4.74%	0.15%	$ 54,522
(0.04)	$1.00

		4.42%	0.49%	4.34%	0.15%	$ 40,788
(0.05)	$1.00

		5.56%	0.63%	5.41%	0.07%	$ 37,717
(0.03)	$1.00

		3.09%	0.87%	3.11%	0.05%	$ 37,561
(0.01)	$1.00

		0.77%	0.98%	0.74%	--	$ 51,545
--	$1.00

		0.13%(4)	0.80%(5)	0.23%(5)	0.05%(5)	$ 37,577

(0.03)	$1.00

		3.44%(4)	1.48%(5)	5.07%(5)	--	$ 11
(0.03)	$1.00

		2.62%(8)	1.51%	2.64%	--	$ 18
--	$1.00

		0.24%	1.47%	0.22%	0.09%	$ 151
--	$1.00

		0.29%(4)	0.66%(5)	0.59%(5)	0.07%(5)	$ 150

(0.01)	$1.00	0.77%(4)	0.51%(5)	1.88%(5)	--	$ 20,591
(0.01)	$1.00	1.21%	0.56%	1.18%	--	$ 26,711
--	$1.00	0.34%(4)	0.57%(5)	0.68%(5)	--	$ 38,611

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

				Net realized and unrealized gain (loss) investments

					Total from investment operations

						Distributions to shareholders from net investment income

							Distributions from paid in capital

								Distributions to shareholders from net realized gain on investment transactions

									Distributions in excess of net investment income
TRUST SHARES
Huntington Growth Fund
1998	$43.48	0.29		7.69	7.98	(0.29)	--	(1.21)	(0.18)
1999	$49.78	0.30		6.16	6.46	(0.30)	--	(6.42)	--
2000	$49.52	--		1.83	1.83	--	--	(0.72)	(0.05)
2001	$50.58	(0.04	)(3)	(8.43)	(8.47)	--	--	--	--
2002	$42.11	(0.05)		(9.34)	(9.39)	--	--	--	--
2003(11)	$32.72	--		2.04	2.04	--	--	--	--
Huntington Income Equity Fund
1998	$36.30	1.09		5.26	6.35	(1.09)	--	(0.71)	--
1999	$40.85	1.16		(3.87)	(2.71)	(1.14)	--	(0.27)	(0.02)
2000	$36.71	1.19		(0.69)	0.50	(1.24)	--	(0.68)	--
2001	$35.29	1.13		(0.48)	0.65	(1.12)	--	(0.49)	--
2002	$34.33	1.06		(5.31)	(4.25)	(1.06)	--	(0.09)	--
2003(11)	$28.93	0.50		1.80	2.30	(0.55)	--	--	--
Fund Huntington Rotating Markets
2001(7)	$10.00	(0.04	)(3)	(0.97)	(1.01)	--	--	--	--
2002	$ 8.99	(0.04)		(1.39)	(1.43)	--	--	--	--
2003(11)	$ 7.56	0.01		0.58	0.59	--	--	--	--
Huntington Dividend Capture Fund
2001(8)	$10.00	0.51	(3)	0.20	0.71	(0.60)	--	--	--
2002	$10.11	0.49		(0.49)	--	(0.49)	--	--	--
2003(11)	$ 9.62	0.25		0.55	0.80	(0.20)	--	--	--
Huntington International Equity Fund
2001(8)	$10.00	(0.04	)(3)	(2.27)	(2.31)	(0.01)	--	--	--
2002	$ 7.68	(0.01)		(1.01)	(1.02)	--	--	--	--
2003(11)	$ 6.66	0.07		0.56	0.63	--	--	--	--
Huntington Mid Corp America Fund
2001(8)	$10.00	--	(3)	0.44	0.44	(0.03)	--	(0.01)	--
2002	$10.40	(0.03)		(1.34)	(1.37)	--	--	--	--
2003(11)	$ 9.03	--		0.97	0.97	--	--	--	--
Huntington New Economy Fund
2001(8)	$10.00	(0.03	)(3)	0.16	0.13	--	(0.02)(10)	--	--
2002

	$10.11	(0.08)		(1.28)	(1.36)	--	--	--	--
2003(11)	$ 8.75	(0.03)		1.33	1.30	--	--	--	--
Huntington Situs Small Cap Fund
2002(9)	$10.00	--		0.22	0.22	--	--	--	--
2003(11)	$10.22	(0.02)		1.16	1.14	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Does not include the effect of expenses of underlying fund.

(7) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(9) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(10) Represents a return of capital for federal income tax purposes.

(11) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions

	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

							Portfolio turnover rate

(1.68)

	$49.78

		18.55%	0.79%	0.62%	--	$322,564	11%
(6.72)

	$49.52

		13.59%	0.82%	0.57%	--	$295,268	10%
(0.77)

	$50.58

		3.74%	0.84%	0.00%	0.03%	$292,679	24%
--

	$42.11

		(16.75)%	1.07%	(0.10)%	0.05%	$242,249	12%
--

	$32.72

		(22.30)%	1.18%	(0.15)%	--	$189,356	15%
--

	$34.76	6.23%(4)	1.15%(5)	0.03%(5)	--	$205,098	6%

(1.80)

	$40.85

		17.79%	0.81%	2.83%	--	$249,051	13%
(1.43)

	$36.71

		(6.75)%	0.82%	2.93%	--	$225,647	20%
(1.92)

	$35.29

		1.51%	0.85%	3.40%	0.03%	$216,695	41%
(1.61)

	$34.33

		1.84%	1.05%	3.18%	0.05%	$210,870	33%
(1.15)

	$28.93

		(12.62)%	1.18%	3.32%	--	$176,885	29%
(0.55)

	$30.68	8.12%(4)	1.16%(5)	3.58%(5)	--	$194,000	24%

--

	$ 8.99

		(10.10)%(4)	2.06%(5)(6)	(0.58)%(5)(6)	--	$ 4,962	0%
--

	$ 7.56

		(15.91)%	1.52%	(0.54)%	--	$ 14,740	102%
--

	$ 8.15	7.80%(4)	1.27%(5)	0.15%(5)	--	$ 16,457	147%

(0.60)

	$10.11

		7.27%(4)	1.78%(5)	5.78%(5)	0.01%(5)	$ 17,089	172%
(0.49)

	$ 9.62

		(0.04)%	1.66%	5.04%	--	$ 24,361	88%
(0.20)

	$10.22	8.43%(4)	1.44%(5)	5.46%(5)	--	$ 33,756	50%

(0.01)

	$ 7.68

		(23.11)%(4)	2.20%(6)	(0.57)%(5)	0.01%(5)	$ 24,099	121%
--

	$ 6.66

		(13.28)%	1.84%	(0.14)%	--	$ 48,795	68%
--

	$ 7.29	9.46%(4)	1.67%(5)	2.25%(5)	--	$ 61,786	27%

(0.04)

	$10.40

		4.39%(4)	1.43%(5)	0.02%(5)	0.01%(5)	$ 53,001	11%
--

	$ 9.03

		(13.17)%	1.42%	(0.33)%	--	$ 89,248	16%
--

	$10.00	10.74%(4)	1.34%(5)	(0.05)%(5)	--	$104,815	23%

(0.02)	$10.11	1.35%(4)	1.96%(5)	(0.38)%(5)	0.02%(5)	$ 10,444	45%
--	$ 8.75	(13.45)%	1.90%	(1.13)%	0.40%	$ 22,478	39%
--

	$10.05	14.86%(4)	1.58%(5)	(0.79)%(5)	--	$ 30,150	1%

--	$10.22	2.20%(4)	2.29%(5)	(1.30)%(5)	--	$ 13,249	9%
--	$11.36	11.15%(4)	1.83%(5)	(0.48)%(5)	--	$ 21,135	7%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions from paid in capital

							Distributions to shareholders from net realized gain on investment transactions

								Distributions in excess of net investment income
INVESTMENT A SHARES
Huntington Growth Fund
1998	$43.46	0.19	7.67	7.86	(0.17)	--	(1.21)	(0.18)
1999	$49.76	0.18	6.12	6.30	(0.17)	--	(6.42)	--
2000	$49.47	(0.12)	1.83	1.71	--	--	(0.72)	(0.03)
2001	$50.43	(0.16)(3)	(8.40)	(8.56)	--	--	--	--
2002	$41.87	(0.08)	(9.33)	(9.41)	--	--	--	--
2003(10)	$32.46	(0.03)	2.01	1.98	--	--	--	--
Huntington Income Equity Fund
1998	$36.29	0.98	5.29	6.27	(0.99)	--	(0.71)	--
1999	$40.86	1.03	(3.85)	(2.82)	(1.03)	--	(0.27)	(0.02)
2000	$36.72	1.11	(0.70)	0.41	(1.14)	--	(0.68)	--
2001	$35.31	1.05	(0.49)	0.56	(1.04)	--	(0.49)	--
2002	$34.34	0.98	(5.30)	(4.32)	(0.98)	--	(0.09)	--
2003(10)	$28.95	0.47	1.79	2.26	(0.52)	--	--	--
Huntington Rotating Markets Fund
2001(6)	$10.00	(0.04)(3)	(0.99)	(1.03)	--	--	--	--
2002	$ 8.97	(0.02)	(1.42)	(1.44)	--	--	--	--
2003(10)	$ 7.53	--	0.58	0.58	--	--	--	--
Huntington Dividend Capture Fund
2001(7)	$10.00	0.48(3)	0.21	0.69	(0.58)	--	--	--
2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	--	--	--
2003(10)	$ 9.61	0.20	0.59	0.79	(0.19)	--	--	--
Huntington International Equity Fund
2001(7)	$10.00	0.01(3)	(2.34)	(2.33)	(0.01)	--	--	--
2002	$ 7.66	(0.04)	(0.99)	(1.03)	--	--	--	--
2003(10)	$ 6.63	0.02	0.59	0.61	--	--	--	--
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.03)(3)	0.43	0.40	(0.02)	--	(0.01)	--
2002	$10.37	(0.04)	(1.35)	(1.39)	--	--	--	--
2003(10)	$ 8.98	(0.01)	0.96	0.95	--	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.07)(3)	0.20	0.13	--	(0.02)(9)	--	--
2002	$10.11	(0.08)	(1.31)	(1.39)	--	--	--	--
2003(10)	$ 8.72	(0.03)	1.32	1.29	--	--	--	--
Huntington Situs Small Cap Fund
2002(8)	$10.00	--	0.21	0.21	--	--	--	--
2003(10)	$10.21	(0.01)	1.14	1.13	--	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

							Portfolio turnover rate

(1.56)	$49.76	18.25%	1.04%	0.37%	--	$16,501	11%
(6.59)	$49.47	13.25%	1.07%	0.33%	--	$17,290	10%
(0.75)	$50.43

		3.50%	1.09%	(0.24)%	0.03%	$15,665	24%
--	$41.87

		(16.97)%	1.32%	(0.36)%	0.05%	$11,899	12%
--	$32.46

		(22.47)%	1.49%	(0.42)%	--	$ 8,728	15%
--	$34.44

		6.10%(4)	1.41%(5)	(0.22)%(5)	--	$10,242	6%

(1.70)	$40.86	17.56%	1.06%	2.58%	--	$ 1,885	13%
(1.32)	$36.72	(7.00)%	1.07%	2.68%	--	$ 1,667	20%
(1.82)	$35.31	1.27%	1.10%	3.14%	0.03%	$ 1,862	41%
(1.53)	$34.34	1.55%	1.30%	2.93%	0.05%	$ 2,053	33%
(1.07)	$28.95	(12.81)%	1.43%	3.08%	--	$ 2,007	29%
(0.52)	$30.69

		7.95%(4)	1.41%(5)	3.31%(5)	--	$ 2,496	24%

--	$ 8.97

		(10.30)%(4)	2.31%(5)	(0.63)%(5)	--	$ 298	0%
--	$ 7.53

		(16.05)%	1.78%	(0.82)%	--	$ 648	102%
--	$ 8.11

		7.70%(4)	1.52(5)	(0.03)%(5)	--	$ 1,041	147%

(0.58)	$10.11

		7.10%(4)	2.03%(5)	5.34%(5)	0.01%(5)	$ 1,125	172%
(0.47)	$ 9.61

		(0.40)%	1.91%	4.74%	--	$ 1,337	88%
(0.19)	$10.21

		8.35%(4)	1.68%(5)	5.60%(5)	--	$ 7,943	50%

(0.01)	$ 7.66

		(23.32)%(4)	2.45%(5)	0.07%(5)	0.01%(5)	$ 34	121%
--	$ 6.63

		(13.45)%	2.05%	(0.66)%	--	$ 101	68%
--	$ 7.24

		9.20%(4)	1.92%(5)	2.69%(5)	--	$ 1,324	27%

(0.03)	$10.37

		4.01%(4)	1.68%(5)	(0.35)%(5)	0.01%(5)	$ 283	11%
--	$ 8.98

		(13.40)%	1.66%	(0.55)%	--	$ 870	16%
--	$ 9.93

		10.58%(4)	1.59%(5)	(0.28)%(5)	--	$ 1,777	23%

(0.02)	$10.11

		1.28%(4)	2.21%(5)	(0.81)%(5)	0.02%(5)	$ 128	45%
--	$ 8.72	(13.75)%	2.13%	(1.34)%	0.04%	$ 339	39%
--	$10.01

		14.79%(4)	1.83%(5)	(1.03)%(5)	--	$ 715	1%

--	$10.21	2.10%(4)	2.25%(5)	(1.41)%(5)	--	$ 10	9%
--	$11.34	11.07%(4)	2.02%(5)	(0.69)%(5)	--	$ 205	7%

Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (operating loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions to shareholders from net investment income

						Distributions from paid in capital

							Distributions to shareholders from net realized gain on investment transactions
INVESTMENT B SHARES
Huntington Growth Fund
2000(6)	$50.06	(0.04)	0.87	0.83	--	--	(0.72)
2001	$50.17	(0.40)(3)	(8.33)	(8.73)	--	--	--
2002	$41.44	(0.17)	(9.31)	(9.48)	--	--	--
2003(10)	$31.96	(0.10)	1.97	1.87	--	--	--
Huntington Income Equity Fund
2000(6)	$35.83	0.53	0.21	0.74	(0.69)	--	(0.68)
2001	$35.20	0.83	(0.46)	0.37	(0.79)	--	(0.49)
2002	$34.29	0.83	(5.31)	(4.48)	(0.84)	--	(0.09)
2003(10)	$28.88	0.40	1.79	2.19	(0.45)	--	--
Huntington Dividend Capture Fund
2001(7)	$10.00	0.44(3)	0.20	0.64	(0.54)	--	--
2002	$10.10	0.41	(0.48)	(0.07)	(0.42)	--	--
2003(10)	$ 9.61	0.21	0.55	0.76	(0.17)	--	--
Huntington International Equity Fund
2001(7)	$10.00	(0.13)(3)	(2.22)	(2.35)	(0.01)	--	--
2002	$ 7.64	(0.04)	(1.02)	(1.06)	--	--	--
2003(10)	$ 6.58	0.04	0.55	0.59	--	--	--
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.08)(3)	0.44	0.36	(0.01)	--	(0.01)
2002	$10.34	(0.07)	(1.36)	(1.43)	--	--	--
2003(10)	$ 8.91	(0.03)	0.95	0.92	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.13)(3)	0.19	0.06	--	(0.01)(9)	--
2002	$10.05	(0.14)	(1.28)	(1.42)	--	--	--
2003(10)	$ 8.63	(0.06)	1.31	1.25	--	--	--
Huntington Situs Small Cap Fund
2002(8)	$10.00	--	0.20	0.20	--	--	--
2003(10)	$10.20	(0.04)	1.14	1.10	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period

		Total return(1)

			Net Expenses

				Net investment income

					Expense waiver reduction/ reimbursement(2)

						Net Assets, end of period (000 omitted)

							Portfolio turnover rate

(0.72)	$50.17

		1.70%(4)	1.86%(5)	(0.89)%(5)	--	$ 87	24%
--	$41.44

		(17.40)%	1.87%	(0.92)%	--	$1,634	12%
--	$31.96

		(22.88)%	1.93%	(0.88)%	--	$3,084	15%
--	$33.83

		5.85%(4)	1.91%(5)	(0.72)%(5)	--	$3,943	6%

(1.37)	$35.20

		2.16%(4)	1.96%(5)	2.25%(5)	--	$ 1	41%
(1.28)	$34.29

		1.04%	1.85%	2.15%	--	$ 909	33%
(0.93)	$28.88

		(13.27)%	1.93%	2.67%	--	$3,802	29%
(0.45)	$30.62

		7.71%(4)	1.91%(5)	2.79%(5)	--	$5,143	24%

(0.54)	$10.10

		6.57%(4)	2.54%(5)	4.80%(5)	--	$1,920	172%
(0.42)	$ 9.61	(0.78)%	2.41%	4.42%	--	$5,001	88%
(0.17)	$10.20

		7.97%(4)	2.19%(5)	4.80%(5)	--	$8,567	50%

(0.01)	$ 7.64

		(23.55)%(4)	2.96%(5)	(1.80)%(5)	--	$ 77	121%
--	$ 6.58

		(13.87)%	2.59%	(0.88)%	--	$ 179	68%
--	$ 7.17

		8.97%(4)	2.42%(5)	1.45%(5)	--	$ 219	27%

(0.02)	$10.34

		3.58%(4)	2.19%(5)	(0.92)%(5)	--	$1,097	11%
--	$ 8.91

		(13.83)%	2.16%	(1.06)%	--	$3,082	16%
--	$ 9.83

		10.33%(4)	2.09%(5)	(0.80)%(5)	2.09%(5)	$4,032	23%

(0.01)	$10.05	0.57%(4)	2.73%(5)	(1.52)%(5)	--	$ 460	45%
--	$ 8.63	(14.13)%	2.65%	(1.88)%	0.04%	$ 908	39%
--	$ 9.88

		14.48%(4)	2.33%(5)	(1.54)%(5)	2.33%(5)	$1,242	1%

--	$10.20	(0.20)%(4)	3.00%(5)	(2.05)%(5)	--	$ 88	9%
--	$11.30	10.78%(4)	2.57%(5)	(1.20)%(5)	2.57%(5)	$ 258	7%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
TRUST SHARES
Huntington Mortgage Securities Fund
1998(4)	$ 8.24	0.50	0.01	0.51	(0.50)	--	(0.50)
1999	$ 8.25	0.47	(0.39)	0.08	(0.47)	--	(0.47)
2000	$ 7.86	0.49	0.25	0.74	(0.49)	--	(0.49)
2001	$ 8.11	0.44	0.20	0.64	(0.43)	--	(0.43)
2002	$ 8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003(13)	$ 8.55	0.15	0.13	0.28	(0.18)	--	(0.18)
Huntington Ohio Tax-Free Fund
1998	$21.74	0.98	0.11	1.09	(0.98)	(0.02)	(1.00)
1999	$21.83	0.95	(1.15)	(0.20)	(0.94)	(0.01)	(0.95)
2000	$20.68	0.97	0.64	1.61	(0.97)	--	(0.97)
2001	$21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003(13)	$21.87	0.30	0.31	0.61	(0.30)	--	(0.30)
Huntington Michigan Tax-Free Fund*
1998(7)	$10.89	0.25	0.06	0.31	(0.23)	--	(0.23)
1998(9)	$10.97	0.29	0.06	0.35	(0.31)	(0.02)	(0.33)
1999	$10.99	0.49	(0.55)	(0.06)	(0.49)	--	(0.49)
2000	$10.44	0.48	0.29	0.77	(0.49)	(0.01)	(0.50)
2001	$10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003(13)	$10.92	0.15	0.16	0.31	(0.16)	--	(0.16)
Huntington Fixed Income Securities Fund
1998	$21.41	1.26	0.65	1.91	(1.26)	(0.28)	(1.54)
1999	$21.78	1.23	(2.05)	(0.82)	(1.22)	--	(1.22)
2000	$19.74	1.29	0.53	1.82	(1.31)	--	(1.31)
2001	$20.25	1.12	0.12	1.24	(1.11)	--	(1.11)
2002	$20.77	0.98	0.52	1.50	(1.00)	--	(1.00)
2003(13)	$21.27	0.42	0.64	1.06	(0.43)	--	(0.43)
Huntington Intermediate Government Income Fund*
1998(7)	$10.16	0.29	0.04	0.33	(0.26)	--	(0.26)
1998(9)	$10.23	0.33	0.21	0.54	(0.35)	--	(0.35)
1999	$10.42	0.55	(0.66)	(0.11)	(0.55)	--	(0.55)
2000	$ 9.76	0.57	0.47	1.04	(0.58)	--	(0.58)
2001	$10.22	0.54(3)	0.01	0.55	(0.52)	--	(0.52)
2002	$10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003(13)	$10.92	0.20	0.08	0.28	(0.21)	--	(0.21)
Huntington Short/Intermediate Fixed Income Securities Fund
1998	$20.04	1.15	0.24	1.39	(1.15)	(0.15)	(1.30)
1999	$20.13	1.10	(0.90)	0.20	(1.09)	--	(1.09)
2000	$19.24	1.16	0.29	1.45	(1.17)	--	(1.17)
2001	$19.52	1.07	(0.13)	0.94	(1.06)	--	(1.06)
2002	$19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003(13)	$19.87	0.41	0.24	0.65	(0.41)	--	(0.41)

* In 1998, the fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds' fiscal year ends.

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the subadviser for Huntington Mortgage Securities Fund.

(5) Not annualized.

(6) Computed on annualized basis.

(7) Six months ended May 31.

(8) Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.

(9) Seven months ended December 31.

(10) Total return would have been 6.37% without the payments by affiliates. See note J of Notes to Financial Statements.

(11) Total return would have been 5.52% without the payments by affiliates. See note J of Notes to Financial Statements.

(12) Total return would have been 4.95% without the payments by affiliates. See note J of Notes to Financial Statements.

(13) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets
Payments by affiliates	Net Asset Value, end of period	Total return(1)		Net Expenses		Net investment income		Expense waiver reduction/ reimbursement(2)		Net assets, end of period (000 omitted)	Portfolio turnover rate

--	$ 8.25	6.41%		0.63%		6.09%		0.20%		$ 34,991	17%
--	$ 7.86	1.01%		0.95%		5.81%		0.20%		$ 32,193	20%
--	$ 8.11	9.87%		0.76%		6.24%		0.09%		$ 31,849	9%
--	$ 8.32	8.14%		1.03%		5.37%		0.05%		$ 35,938	25%
--	$ 8.55	7.61%		1.19%		4.46%		--		$ 46,313	63%
--	$ 8.65	3.37	%(5)	1.09	%(6)	3.61	%(6)	--		$ 48,349	35%

--	$21.83	5.16%		0.73%		4.50%		--		$ 63,148	9%
--	$20.68	(0.92)%		0.82%		4.44%		--		$ 52,723	11%
--	$21.32	8.01%		0.85%		4.62%		0.03%		$ 48,408	1%
--	$20.95	3.60%		1.00%		3.95%		0.05%		$ 42,276	39%
--	$21.87	8.20%		1.17%		3.39%		--		$ 52,160	28%
--	$22.18	2.82	%(5)	1.12	%(6)	2.76	%(6)	--		$ 53,627	13%

--	$10.97	2.86	%(5)	0.75	%(6)(8)	4.55	%(6)	0.14	%(6)	$ 27,440	2%
--	$10.99	3.31	%(5)	0.67	%(6)	4.57	%(6)	0.07	%(6)	$ 23,995	7%
--	$10.44	(0.54)%		0.74%		4.57%		0.07%		$ 20,809	6%
--	$10.71	7.53%		0.83%		4.60%		0.05%		$ 16,392	0%
--	$10.46	3.89%		1.08%		3.93%		0.05%		$ 16,374	100%
--	$10.92	8.15%		1.33%		3.24%		--		$ 18,268	27%
--	$11.07	2.83	%(5)	1.22	%(6)	2.86	%(6)	--		$ 22,052	16%

--	$21.78	9.18%		0.70%		5.78%		--		$168,453	47%
--	$19.74	(3.84)%		0.74%		5.99%		--		$150,787	44%
--	$20.25	9.56%		0.76%		6.53%		0.03%		$157,978	28%
0.39	$20.77	8.30	%(10)	0.97%		5.44%		0.04%		$149,588	149%
--	$21.27	7.45%		1.08%		4.74%		--		$146,976	54%
--	$21.90	5.05	%(5)	1.07	%(6)	4.00	%(6)	--		$160,391	37%

--	$10.23	3.33	%(5)	0.76	%(6)(8)	5.67	%(6)	0.02	%(6)	$116,317	14%
--	$10.42	5.34	%(5)	0.69	%(6)	5.38	%(6)	0.05	%(6)	$109,261	7%
--	$ 9.76	(1.09)%		0.73%		5.45%		0.05%		$ 99,566	14%
--	$10.22	11.03%		0.77%		5.77%		0.04%		$ 75,342	24%
0.18	$10.43	7.28	%(11)	0.99%		5.05%		0.05%		$ 69,700	64%
--	$10.92	9.46%		1.10%		4.38%		--		$ 81,232	60%
--	$10.99	2.54	%(5)	1.07	%(6)	3.68	%(6)	--		$ 88,017	28%

--	$20.13	7.13%		0.71%		5.68%		--		$127,715	61%
--	$19.24	1.05%		0.73%		5.60%		--		$113,341	92%
--	$19.52	7.83%		0.73%		6.01%		0.03%		$115,511	29%
0.37	$19.77	6.84	%(12)	0.93%		5.39%		0.05%		$113,552	65%
--	$19.87	5.08%		1.07%		4.41%		--		$121,093	58%
--	$20.11	2.95	%(5)	1.05	%(6)	3.42	%(6)	--		$149,631	24%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT A SHARES
Huntington Mortgage Securities Fund
1998(4)	$ 8.26	0.48	0.01	0.49	(0.48)	--	(0.48)
1999	$ 8.27	0.45	(0.38)	0.07	(0.45)	--	(0.45)
2000	$ 7.89	0.49	0.23	0.72	(0.47)	--	(0.47)
2001	$ 8.14	0.42	0.20	0.62	(0.41)	--	(0.41)
2002	$ 8.35	0.36	0.24	0.60	(0.37)	--	(0.37)
2003(13)	$ 8.58	0.14	0.13	0.27	(0.17)	--	(0.17)
Huntington Ohio Tax-Free Fund
1998	$21.73	0.93	0.11	1.04	(0.93)	(0.02)	(0.95)
1999	$21.82	0.87	(1.12)	(0.25)	(0.89)	(0.01)	(0.90)
2000	$20.67	0.92	0.64	1.56	(0.92)	--	(0.92)
2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003(13)	$21.86	0.27	0.30	0.57	(0.27)	--	(0.27)
Huntington Michigan Tax-Free Fund*
1998(7)	$10.89	0.24	0.06	0.30	(0.22)	--	(0.22)
1998(9)	$10.97	0.28	0.06	0.34	(0.30)	(0.02)	(0.32)
1999	$10.99	0.46	(0.55)	(0.09)	(0.46)	--	(0.46)
2000	$10.44	0.46	0.28	0.74	(0.46)	(0.01)	(0.47)
2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)
2002	$10.46	0.31	0.51	0.82	(0.32)	(0.03)	(0.35)
2003(13)	$10.93	0.13	0.15	0.28	(0.14)	--	(0.14)
Huntington Fixed Income Securities Fund
1998	$21.41	1.20	0.66	1.86	(1.21)	(0.28)	(1.49)
1999	$21.78	1.08	(1.95)	(0.87)	(1.17)	--	(1.17)
2000	$19.74	1.24	0.53	1.77	(1.26)	--	(1.26)
2001	$20.25	1.12	0.07	1.19	(1.06)	--	(1.06)
2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)
2003(13)	$21.26	0.40	0.64	1.04	(0.41)	--	(0.41)
Huntington Intermediate Government Income Fund*
1998(7)	$10.16	0.28	0.05	0.33	(0.25)	--	(0.25)
1998(9)	$10.24	0.31	0.20	0.51	(0.33)	--	(0.33)
1999	$10.42	0.54	(0.68)	(0.14)	(0.52)	--	(0.52)
2000	$ 9.76	0.54	0.47	1.01	(0.55)	--	(0.55)
2001	$10.22	0.51(3)	0.01	0.52	(0.49)	--	(0.49)
2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)
2003(13)	$10.92	0.19	0.07	0.26	(0.19)	--	(0.19)
Huntington Short/Intermediate Fixed Income Securities Fund
2003(12)	$20.08	0.10	--	0.10	(0.07)	--	(0.07)

* In 1998, the fiscal year end of Huntington Michigan Tax-Free Fund and Huntington Intermediate Government Income Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with the other Huntington Funds' fiscal year ends.

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the subadviser for Huntington Mortgage Securities Fund.

(5) Not annualized.

(6) Computed on annualized basis.

(7) Six months ended May 31.

(8) Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.

(9) Seven months ended December 31.

(10) Total return would have been 6.11% without the payments by affiliates. See note J of Notes to Financial Statements.

(11) Total return would have been 5.25% without the payments by affiliates. See note J of Notes to Financial Statements.

(12) Reflects operations for the period from May 9, 2003 (date of initial public investment) to June 30, 2003.

(13) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets
Payments by affiliates	Net Asset, Value, end of period	Total return(1)		Net Expenses		Net investment income		Expense waiver reduction/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate

--	$ 8.27	6.09%		0.88%		5.84%		0.45%		$ 1,068	17%
--	$ 7.89	0.88%		1.45%		5.54%		0.45%		$ 1,025	20%
--	$ 8.14	9.55%		1.01%		6.01%		0.19%		$ 779	9%
--	$ 8.35	7.85%		1.28%		5.12%		0.05%		$ 826	25%
--	$ 8.58	7.30%		1.44%		4.07%		--		$ 2,859	63%
--	$ 8.68	3.23	%(5)	1.34	%(6)	3.35	%(6)	--		$ 2,904	35%

--	$21.82	4.90%		0.98%		4.25%		--		$ 1,519	9%
--	$20.67	(1.17)%		1.07%		4.44%		--		$ 1,310	11%
--	$21.31	7.73%		1.10%		4.37%		0.03%		$ 1,119	1%
--	$20.94	3.35%		1.25%		3.63%		0.04%		$ 1,923	39%
--	$21.86	7.94%		1.43%		3.11%		--		$ 3,292	28%
--	$22.16	2.64	%(5)	1.37	%(6)	2.47	%(6)	--		$ 5,967	13%

--	$10.97	2.75	%(5)	1.00	%(6)(8)	4.30	%(6)	0.21	%(6)	$ 9,946	2%
--	$10.99	3.14	%(5)	0.92	%(6)	4.32	%(6)	0.07	%(6)	$ 8,764	7%
--	$10.44	(0.77)%		0.98%		4.33%		0.07%		$ 7,183	6%
--	$10.71	7.27%		1.09%		4.34%		0.05%		$ 6,059	0%
--	$10.46	3.63%		1.33%		3.70%		0.05%		$ 5,023	100%
--	$10.93	7.98%		1.58%		2.99%		--		$ 5,209	27%
--	$11.07	2.61	%(5)	1.47	%(6)	2.60	%(6)	--		$ 6,344	16%

--	$21.78	8.93%		0.95%		5.53%		--		$ 1,586	47%
--	$19.74	(4.07)%		1.06%		5.65%		--		$ 1,293	44%
--	$20.25	9.27%		1.01%		6.29%		0.02%		$ 1,132	28%
0.39	$20.77	8.04	%(10)	1.22%		5.18%		0.04%		$ 1,205	149%
--	$21.26	7.14%		1.33%		4.47%		--		$ 1,512	54%
--	$21.89	4.92	%(5)	1.32	%(6)	3.71	%(6)	--		$ 1,943	37%

--	$10.24	3.31	%(5)	1.01	%(6)(8)	5.42	%(6)	0.09	%(6)	$ 3,217	14%
--	$10.42	5.06	%(5)	0.94	%(6)	5.13	%(6)	0.05%		$ 3,084	7%
--	$ 9.76	(1.33)%		0.74%		5.46%		0.04%		$ 2,055	14%
--	$10.22	10.74%		1.02%		5.52%		0.04%		$ 1,705	24%
0.18	$10.43	7.01	%(11)	1.24%		4.80%		0.05%		$ 1,706	64%
--	$10.92	9.17%		1.35%		3.89%		--		$ 6,766	60%
--	$10.99	2.42	%(5)	1.32	%(6)	3.39	%(6)	--		$ 9,843	28%

--	$20.11	2.80	%(5)	1.20	%(6)	2.28	%(6)	--		$11,837	24%

Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (operating loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions
INVESTMENT B SHARES
Huntington Mortgage Securities Fund
2003(6)	$ 8.71	0.07	(0.06)	0.01	(0.06)	--	(0.06)
Huntington Ohio Tax-Free Fund
2003(7)	$21.97	0.09	0.16	0.25	(0.06)	--	(0.06)
Huntington Michigan Tax-Free Fund
2003(8)	$11.11	0.04	(0.07)	(0.03)	(0.02)	--	(0.02)
Huntington Fixed Income Securities Fund
2000(9)	$19.56	0.75	0.73	1.48	(0.79)	--	(0.79)
2001	$20.25	0.63	0.44	1.07	(0.96)	--	(0.96)
2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)
2003(11)	$21.23	0.34	0.64	0.98	(0.35)	--	(0.35)
Huntington Intermediate Government Income Fund
2003(10)	$10.99	0.06	(0.02)	0.04	(0.04)	--	(0.04)

(1) Based on net asset value, which does not reflect a sales charge of contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratio.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Total return would have been 5.46% without the payment by affiliates. See Note J of Notes to Financial Statements.

(6) Reflects operations for the period from May 13, 2003 (date of initial public investment) to June 30, 2003.

(7) Reflects operations for the period from May 2, 2003 (date of initial public investment) to June 30, 2003.

(8) Reflects operations for the period from May 19, 2003 (date of initial public investment) to June 30, 2003.

(9) Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

(10) Reflects operations for the period from May 12, 2003 (date of initial public investment) to June 30, 2003.

(11) Six months ended June 30, 2003 (Unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets
Payments by affiliates	Net Asset, Value, end of period	Total return(1)		Net Expenses		Net investment income		Expense waiver reduction/ reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate

--	$ 8.66	2.87	%(3)	1.74	%(4)	2.62	%(4)	--	$ 90	35%

--	$22.16	2.36	%(3)	1.79	%(4)	1.55	%(4)	--	$ 559	13%

--	$11.06	2.25	%(3)	1.88	%(4)	1.59	%(4)	--	$ 285	16%

--	$20.25	7.72	%(3)	1.68	%(4)	5.73	%(4)	--	$ 2	28%
0.39	$20.75	7.39	%(5)	1.76%		4.39%		--	$ 472	149%
--	$21.23	6.59%		1.82%		3.88%		--	$1,852	58%
--	$21.86	4.67	%(3)	1.82	%(4)	3.20	%(4)	--	$2,979	37%

--	$10.99	2.12	%(3)	1.72	%(4)	2.27	%(4)	--	$ 324	28%

Combined Notes to Financial Statements

June 30, 2003 (Unaudited)

(1) Organization

The Huntington Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust operates eighteen separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually referred to as a "Fund," or collectively as the "Funds"):

Funds	Shares Offered
Huntington Money Market Fund ("Money Market")	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")	Trust & A
Huntington Florida Tax-Free Money Fund ("Florida Tax-Free Money")	Trust & A
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")	Trust & A
Huntington Growth Fund ("Growth")	Trust, A & B
Huntington Income Equity Fund ("Income Equity")	Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets") (formerly Huntington Rotating Index Fund)	Trust & A
Huntington Dividend Capture Fund ("Dividend Capture")	Trust, A & B
Huntington International Equity Fund ("International Equity")	Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")	Trust, A & B
Huntington New Economy Fund ("New Economy")	Trust, A & B
Huntington Situs Small Cap Fund ("Situs Small Cap")	Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")	Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")	Trust, A & B
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")	Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")	Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate Government Income")	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income")	Trust & A

Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

Investments in securities traded on a national securities exchange or reported on the NASDAQ National Market System (other than U.S. government obligations held by the Mortgage Securities Fund, which are valued at the mean between the over-the-counter bid and asked prices furnished by an independent pricing service) are valued at the last reported sales price on the principal exchange as furnished by an independent pricing service on the day of valuation. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, investment securities are valued at a bid price furnished by the independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded. Investments in other open-end investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

B. Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Each Fund offers multiple classes of shares, which differ in their respective distribution and service fees. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for net operating losses, return of capital, REITs, foreign currency gains and losses and non-deductible stock issuance cost.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to International Equity have been provided for in accordance with the Fund's applicable country's tax rules and rates.

Tax cost of securities differs from cost for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes. As of June 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Money Market	$743,752,250	$--	$--	$--
Ohio Municipal Money Market	164,536,838	--	--	--
Florida Tax-Free Money	25,913,499	--	--	--
U.S. Treasury Money Market	349,329,101	--	--	--
Growth	131,989,987	95,904,078	(8,609,216)	87,294,862
Income Equity	153,057,344	49,922,136	(2,040,394)	47,881,743
Rotating Markets	15,903,508	1,578,729	--	1,578,729
Dividend Capture	47,651,669	3,362,953	(692,772)	2,670,181
International Equity	53,573,026	4,977,100	(2,072,581)	2,904,519
Mid Corp America	108,405,914	10,972,680	(8,774,960)	2,197,720
New Economy	29,440,271	4,716,054	(2,032,638)	2,683,416
Situs Small Cap	19,100,996	2,882,373	(477,676)	2,404,697
Mortgage Securities	49,145,637	2,061,584	(88,535)	1,973,049
Ohio Tax-Free	55,996,182	3,805,498	(66,593)	3,738,905
Michigan Tax-Free	27,014,055	1,450,401	(9,078)	1,441,323
Fixed Income	153,923,293	10,798,165	(90,350)	10,707,815
Intermediate Government Income	92,755,469	4,945,178	(53,233)	4,891,945
Short/Intermediate Fixed Income	154,333,416	5,384,798	(231,825)	5,152,973

E. When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

F. Foreign Exchange Contracts

International Equity and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2003, International Equity and Situs Small Cap had no outstanding foreign currency commitments.

G. Foreign Currency Translation

All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. International Equity does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividend, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

H. Written Options Contracts

Certain of the Funds may write options contracts. A written option obligates the Funds to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2003, Dividend Capture and Situs Small Cap had realized gains of $61,172 and $39,074, respectively, on written options.

The following is a summary of Dividend Capture's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2002	210	$25,718
Options written	545	69,857
Options expired	--	--
Options closed	(230)	(33,413)
Options exercised	(297)	(34,814)
Outstanding at 6/30/2003	228	27,348

At June 30, 2003, Dividend Capture had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	Call	August 2003	75	40	21,200	$(13,382)
General Motors Corp.	Call	September 2003	37.5	50	7,000	(1,943)
J.P. Morgan Chase & Co.	Call	September 2003	30	50	25,000	(18,452)
Occidental Petroleum Corp.	Call	August 2003	30	13	4,420	(2,329)
Rockwell International Corp.	Call	October 2003	25	20	1,900	(178)
Sears, Roebuck & Co.	Call	July 2003	30	30	12,300	(9,858)
Simon Property Group, Inc.	Call	October 2003	40	25	2,125	(454)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(46,597)

The following is a summary of Situs Small Cap's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2002	--	$--
Options written	93	39,074
Options expired	--	--
Options closed	--	--
Options exercised	--	--
Outstanding at 6/30/2003	93	$39,074

At June 30, 2003, Situs Small Cap had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Columbia Sportwear Co.	Call	October 2003	50	20	10,000	$(1,930)
Garmin Ltd.	Call	October 2003	35	73	51,100	(20,096)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(22,026)

I. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

J. Payments by Affiliates

During the period ended December 31, 2001, Huntington Bancshares, Inc. voluntarily contributed $4,161,828 to the Money Market Fund. In addition, Huntington Bancshares, Inc. voluntarily purchased securities from Intermediate Government Income, Short/Intermediate Fixed Income, and Fixed Income for their amortized cost. The payments by affiliates in the accompanying financial statements reflect the difference between the fair market value and amortized cost of the securities. As a result of the transactions, $3,116,000, $1,335,000 and $2,226,000 of Fixed Income, Intermediate Government Income, and Short/Intermediate Fixed Income, respectively, was deemed as a payment by affiliates, to reimburse the effect of the loss.

K. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimated.

L. Other

Investment transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with a par value of $.001 per share). Transactions in capital stock (in thousands (000) for both dollars and shares) were as follows:

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Money Market Fund
Year Ended December 31, 2002	$931,139	$17	$(1,225,085)	$(293,929)	931,139	17	(1,225,085)	(293,929)
Six Months Ended June 30, 2003	595,463	7	(578,083)	17,387	595,463	7	(578,083)	17,387
Huntington Ohio Municipal Money Market Fund
Year Ended December 31, 2002	79,188	10	(85,443)	(6,245)	79,188	10	(85,443)	(6,245)
Six Months Ended June 30, 2003	56,156	1	(71,473)	(15,316)	56,156	1	(71,473)	(15,316)
Huntington Florida Tax-Free Money Fund
Year Ended December 31, 2002	47,931	5	(53,630)	(5,694)	47,925	5	(53,625)	(5,695)
Six Months Ended June 30, 2003	21,606	--	(20,584)	1,022	21,606	--	(20,584)	1,022
Huntington U.S. Treasury Money Market Fund
Year Ended December 31, 2002	1,167,590	97	(1,094,546)	73,140	1,167,573	97	(1,094,546)	73,124
Six Months Ended June 30, 2003	825,051	13	(684,903)	140,161	825,051	13	(684,903)	140,161

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Class A Shares					Class A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Money Market Fund
Year Ended December 31, 2002	$632,975	$1,154	$(722,335)	$(138,206)	632,975	1,154	(722,335)	(138,206)
Six Months Ended June 30, 2003	361,084	220	(371,424)	(10,120)	361,084	220	(371,424)	(10,120)
Huntington Ohio Municipal Money Market Fund
Year Ended December 31, 2002	239,845	159	(277,510)	(37,506)	239,845	159	(277,510)	(37,506)
Six Months Ended June 30, 2003	110,026	31	(128,597)	(18,540)	110,026	31	(128,597)	(18,540)
Huntington Florida Tax-Free Money Fund
Year Ended December 31, 2002	28,287	2	(43,561)	(15,272)	28,285	2	(43,559)	(15,272)
Six Months Ended June 30, 2003	6,026	1	(7,327)	(1,300)	6,026	1	(7,327)	(1,300)
Huntington U.S. Treasury Money Market Fund
Year Ended December 31, 2002	67,255	262	(67,674)	(157)	67,255	262	(67,674)	(157)
Six Months Ended June 30, 2003	45,144	24	(59,138)	(13,970)	45,144	24	(59,138)	(13,970)

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Class B Shares					Class B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Money Market Fund
Year Ended December 31, 2002	$165	$--	$(31)	$134	165	--	(31)	134
Six Months Ended June 30, 2003	60	1	(62)	(1)	60	1	(62)	(1)

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Interfund Shares					Interfund Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Money Market Fund
Year Ended December 31, 2002	$213,041	$--	$(206,922)	$6,119	213,041	--	(206,922)	6,119
Six Months Ended June 30, 2003	129,442	--	(117,521)	11,921	129,442	--	(117,521)	11,921

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Trust Shares					Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Growth Fund
Year Ended December 31, 2002	$30,829	$--	$(30,839)	$(10)	886	--	(852)	34
Six Months Ended June 30, 2003	16,414	--	(12,854)	3,560	502	--	(389)	113
Huntington Income Equity Fund
Year Ended December 31, 2002	20,796	2,335	(24,806)	(1,675)	670	73	(771)	(28)
Six Months Ended June 30, 2003	13,717	1,139	(8,984)	5,872	488	40	(319)	209
Huntington Rotating Markets Fund
Year Ended December 31, 2002	14,881	--	(1,759)	13,122	1,622	--	(225)	1,397
Six Months Ended June 30, 2003	1,316	--	(797)	519	177	--	(108)	69
Huntington Dividend Capture Fund
Year Ended December 31, 2002	9,854	672	(2,069)	8,457	982	68	(207)	843
Six Months Ended June 30, 2003	9,561	361	(2,433)	7,489	981	37	(248)	770
Huntington International Equity Fund
Year Ended December 31, 2002	35,716	--	(4,886)	30,830	4,887	--	(700)	4,187
Six Months Ended June 30, 2003	12,799	--	(4,960)	7,839	1,858	--	(706)	1,152
Huntington Mid Corp America Fund
Year Ended December 31, 2002	59,953	--	(11,031)	48,922	5,906	--	(1,116)	4,790
Six Months Ended June 30, 2003	14,838	--	(9,077)	5,761	1,584	--	(987)	597
Huntington New Economy Fund
Year Ended December 31, 2002	16,851	--	(1,366)	15,485	1,683	--	(146)	1,537
Six Months Ended June 30, 2003	5,356	--	(1,468)	3,888	588	--	(159)	429
Huntington Situs Small Cap Fund
Period Ended December 31, 2002(1)	13,041	--	--	13,041	1,296	--	--	1,296
Six Months Ended June 30, 2003	6,257	--	(426)	5,831	604	--	(40)	564

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Class A Shares					Class A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Growth Fund
Year Ended December 31, 2002	$1,527	$--	$(2,006)	$(479)	41	--	(56)	(15)
Six Months Ended June 30, 2003	1,625	--	(644)	981	48	--	(20)	28
Huntington Income Equity Fund
Year Ended December 31, 2002	914	64	(671)	307	28	2	(20)	10
Six Months Ended June 30, 2003	497	36	(174)	359	17	1	(6)	12
Huntington Rotating Markets Fund
Year Ended December 31, 2002	521	--	(63)	458	61	--	(8)	53
Six Months Ended June 30, 2003	343	--	(21)	322	45	--	(3)	42
Huntington Dividend Capture Fund
Year Ended December 31, 2002	847	32	(609)	270	85	3	(60)	28
Six Months Ended June 30, 2003	6,160	89	(90)	6,159	639	9	(9)	639
Huntington International Equity Fund
Year Ended December 31, 2002	1,499	--	(1,435)	64	231	--	(220)	11
Six Months Ended June 30, 2003	3,274	--	(2,114)	1,160	466	--	(299)	167
Huntington Mid Corp America Fund
Year Ended December 31, 2002	782	--	(96)	686	80	--	(10)	70
Six Months Ended June 30, 2003	821	--	(58)	763	89	--	(7)	82
Huntington New Economy Fund
Year Ended December 31, 2002	322	--	(77)	245	34	--	(8)	26
Six Months Ended June 30, 2003	327	--	(17)	310	35	--	(2)	33
Huntington Situs Small Cap Fund
Period Ended December 31, 2002(1)	10	--	--	10	1	--	--	1
Six Months Ended June 30, 2003	185	--	(6)	179	18	--	(1)	17

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Class B Shares					Class B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Growth Fund
Year Ended December 31, 2002	$2,610	$--	$(432)	$2,178	69	--	(12)	57
Six Months Ended June 30, 2003	918	--	(266)	652	28	--	(8)	20
Huntington Income Equity Fund
Year Ended December 31, 2002	3,711	80	(349)	3,442	113	3	(11)	105
Six Months Ended June 30, 2003	1,289	63	(330)	1,022	46	2	(12)	36
Huntington Dividend Capture Fund
Year Ended December 31, 2002	3,604	125	(404)	3,325	359	13	(41)	331
Six Months Ended June 30, 2003	3,360	103	(364)	3,099	346	11	(38)	319
Huntington International Equity Fund
Year Ended December 31, 2002	142	--	(16)	126	19	--	(2)	17
Six Months Ended June 30, 2003	45	--	(22)	23	6	--	(3)	3
Huntington Mid Corp America Fund
Year Ended December 31, 2002	2,602	--	(215)	2,387	263	--	(23)	240
Six Months Ended June 30, 2003	739	--	(150)	589	81	--	(17)	64
Huntington New Economy Fund
Year Ended December 31, 2002	675	--	(85)	590	68	--	(9)	59
Six Months Ended June 30, 2003	234	--	(50)	184	26	--	(6)	20
Huntington Situs Small Cap Fund
Period Ended December 31, 2002(1)	84	--	--	84	9	--	--	9
Six Months Ended June 30, 2003	154	--	(5)	149	15	--	(1)	14

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Trust Shares					Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Mortgage Securities Fund
Year Ended December 31, 2002	$14,803	$528	$(6,025)	$9,306	1,747	62	(708)	1,101
Six Months Ended June 30, 2003	2,479	375	(1,389)	1,465	290	44	(162)	172
Huntington Ohio Tax-Free Fund
Year Ended December 31, 2002	14,202	154	(6,378)	7,978	656	7	(296)	367
Six Months Ended June 30, 2003	9,193	128	(8,625)	696	417	6	(390)	33
Huntington Michigan Tax-Free Fund
Year Ended December 31, 2002	6,025	30	(4,853)	1,202	555	3	(451)	107
Six Months Ended June 30, 2003	4,918	16	(1,419)	3,515	449	2	(130)	321
Huntington Fixed Income Securities Fund
Year Ended December 31, 2002	29,324	2,555	(38,001)	(6,122)	1,416	123	(1,832)	(293)
Six Months Ended June 30, 2003	23,734	1,271	(16,082)	8,923	1,101	59	(746)	414
Huntington Intermediate Government Income Fund
Year Ended December 31, 2002	24,965	835	(17,643)	8,157	2,335	79	(1,657)	757
Six Months Ended June 30, 2003	11,546	616	(5,879)	6,283	1,057	56	(538)	575
Huntington Short/Intermediate Fixed Income Securities Fund
Year Ended December 31, 2002	31,440	1,708	(26,322)	6,826	1,601	87	(1,338)	350
Six Months Ended June 30, 2003	37,427	898	(11,316)	27,009	1,870	45	(566)	1,349

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Class A Shares					Class A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Mortgage Securities Fund
Year Ended December 31, 2002	$2,177	$70	$(224)	$2,023	252	8	(26)	234
Six Months Ended June 30, 2003	89	54	(133)	10	10	6	(15)	1
Huntington Ohio Tax-Free Fund
Year Ended December 31, 2002	1,707	45	(476)	1,276	79	2	(22)	59
Six Months Ended June 30, 2003	2,726	27	(116)	2,637	123	1	(5)	119
Huntington Michigan Tax-Free Fund
Year Ended December 31, 2002	817	133	(986)	(36)	77	12	(92)	(3)
Six Months Ended June 30, 2003	1,328	60	(326)	1,062	121	6	(30)	97
Huntington Fixed Income Securities Fund
Year Ended December 31, 2002	321	44	(96)	269	16	2	(5)	13
Six Months Ended June 30, 2003	584	24	(223)	385	27	1	(10)	18
Huntington Intermediate Government Income Fund
Year Ended December 31, 2002	5,521	87	(695)	4,913	513	8	(65)	456
Six Months Ended June 30, 2003	3,532	74	(589)	3,017	324	7	(54)	277
Huntington Short/Intermediate Fixed Income Securities Fund
Period Ended June 30, 2003(2)	11,966	1	(109)	11,858	594	--	(5)	589

	CAPITAL TRANSACTIONS					SHARE TRANSACTIONS
	Class B Shares					Class B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Huntington Mortgage Securities Fund
Period Ended June 30, 2003(3)	91	--	--	91	10	--	--	10
Huntington Ohio Tax-Free Fund
Period Ended June 30, 2003(4)	560	--	--	560	25	--	--	25
Huntington Michigan Tax-Free Fund
Period Ended June 30, 2003(5)	288	--	--	288	26	--	--	26
Huntington Fixed Income Securities Fund
Year Ended December 31, 2002	1,466	30	(163)	1,333	71	1	(8)	64
Six Months Ended June 30, 2003	1,115	35	(94)	1,054	52	1	(4)	49
Huntington Intermediate Government Income Fund
Period Ended June 30, 2003(6)	356	--	(30)	326	32	--	(2)	30

(1) Reflects operations for the period from September 30, 2002 (date of initial public investment ) to December 31, 2002.

(2) Reflects operations for the period from May 9, 2003 (date of initial public investment ) to June 30, 2003.

(3) Reflects operations for the period from May 13, 2003 (date of initial public investment ) to June 30, 2003.

(4) Reflects operations for the period from May 2, 2003 (date of initial public investment ) to June 30, 2003.

(5) Reflects operations for the period from May 19, 2003 (date of initial public investment ) to June 30, 2003.

(6) Reflects operations for the period from May 12, 2003 (date of initial public investment ) to June 30, 2003.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank ("Huntington"), serves as the Funds' investment adviser (the "Advisor"). The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below.

Money Market, Ohio Municipal Money Market, Florida Tax-Free Money	Tiered	Annual Rate
	Up to $500 million	0.30%
	On the next $500 million	0.25%
	On $1 billion and more	0.20%

	Fund	Annual Rate
	U.S. Treasury Money Market	0.20%
	Growth	0.60%
	Income Equity	0.60%
	Rotating Markets	0.50%
	Dividend Capture	0.75%
	International Equity	1.00%
	Mid Corp America	0.75%
	New Economy	0.85%
	Situs Small Cap	0.75%
	Mortgage Securities	0.50%
	Ohio Tax-Free	0.50%
	Michigan Tax-Free	0.50%
	Fixed Income	0.50%
	Intermediate Government Income	0.50%
	Short/Intermediate Fixed Income	0.50%

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Huntington currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. Huntington also serves as financial administrator providing portfolio accounting services to the Funds. Effective May 1, 2002, Huntington sub-contracted certain fund accounting services to BISYS Fund Service Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period.

Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, for distribution services in connection with Investment A Shares and Investment B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund's Investment A Shares and Investment B Shares, respectively. The Funds also may compensate Edgewood for shareholder services in connection with Investment A Shares, Investment B Shares and Trust Shares not to exceed 0.25% of the daily net assets of such shares. Investment A Shares and Trust Shares are also subject to an administrative services fee of 0.25% of each class' average daily net assets. Trust Shares are not subject to Rule 12b-1 fees. For the six months ended June 30, 2003, Edgewood received commissions of $184,783 from front-end sales charges of Investment A Shares of the Funds, of which $18,415 was reallowed to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses--Effective June 10, 2002, Unified Fund Services, Inc. ("Unified") became transfer and dividend disbursing agent for the Funds. Prior to this date State Street Bank and Trust Company provided these services. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Funds' custodian. State Street Bank and Trust Company serves as sub-custodian for the International Equity Fund. Huntington and State Street Bank and Trust Company receive fees based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers, Directors and/or Trustees of the above companies.

(5) Rotating Markets Fund Structure

The Rotating Markets Fund ("Fund"), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2003 were as follows:

Fund	Purchases	Sales
Growth	$24,699,768	$12,670,006
Income Equity	42,273,615	45,961,224
Rotating Markets	22,932,819	22,460,830
Dividend Capture	36,385,853	19,153,066
International Equity	19,373,991	13,307,557
Mid Corp America	28,683,608	21,437,517
New Economy	2,587,456	285,359
Situs Small Cap	8,037,634	1,127,613
Mortgage Securities	18,766,169	17,199,312
Ohio Tax-Free	11,081,493	7,079,106
Michigan Tax-Free	7,472,576	3,933,421
Fixed Income	62,139,817	56,247,847
Intermediate Government Income	35,415,742	24,922,254
Short/Intermediate Fixed Income	67,056,761	29,728,719

(7) Concentration of Credit Risk

Since Ohio Municipal Money Market, Florida Tax-Free Money, Ohio Tax-Free and Michigan Tax-Free invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2003 the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is indicated below.

Fund	% of Portfolio Guaranteed/ Insured	% of Portfolio Backed by Largest Guarantor/ Insurer
Ohio Municipal Money Market	70.75%	9.71%
Florida Tax-Free Money	58.55%	16.41%
Ohio Tax-Free	29.89%	12.69%
Michigan Tax-Free	59.69%	21.46%

Last Meeting of Shareholders

The Huntington Funds held a Special Meeting of shareholders of the Huntington Rotating Markets Fund (formerly, Huntington Rotating Index Fund) on April 17, 2003. On February 18, 2003, the record date for shareholders voting at the meeting, there were 1,937,383.735 total outstanding Trust Shares and 87,472.711 total outstanding Investment A Shares for the Huntington Rotating Index Fund. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

1. Approval of changing the Huntington Rotating Index Fund's fundamental investment objective from seeking to approximate the returns of a broad-based equity market index to one of seeking capital appreciation:

For	Against	Abstentions and Broker Non-Votes
1,955,201	6,263	6,851

2. Elimination of a fundamental investment policy of investing at least 80% of total assets in stocks comprising a broad-based equity index:

For	Against	Abstentions and Broker Non-Votes
1,962,053	6,252	10

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Custodian, Sub-Administrator and Financial Administrator of The Huntington Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Co. and Edgewood Services, Inc., the Administrator and Distributor of The Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds objectives and policies, management fees, expenses and other information.

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[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412

27608 (8/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The  registrant's  Principal  Executive  Officer  and  Principal  Financial
     Officer  have  concluded  that the  registrant's  disclosure  controls  and procedures  (as defined in rule  30a-3(c)  under the Act) are  effective in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

(a)  A  separate  certification  for  each  principal  executive  and  principal financial  officer of the registrant as required by Rule 30a-2(a) under the
     Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

(b)  The  certifications  required by Rule 30a-2(b) under the Investment Company
     Act of 1940 (17 CFR  270.30a-2(b)),  Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)),  and Section 1350
     of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  The Huntington Funds

By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer

Date        September 5, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /s/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer

Date        September 5, 2003

By          /s/ Bryan C. Haft
            Bryan C. Haft, Treasurer

Date        September 5, 2003